1933 Act Registration No. 333-76152
1940 Act Registration No. 811-8174

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

Thrivent Variable Insurance Account A
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
625 Fourth Avenue South, Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-4045
Heather J. Thenell, JD
Senior Counsel
Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2017 pursuant to paragraph (b) (1)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Thrivent Variable Insurance Account A
Prospectus
For
Flexible Premium Variable Life Insurance Contract
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This prospectus describes an individual variable life insurance contract (the “Contract”) previously offered by Thrivent Financial for Lutherans (“Thrivent Financial”, “we”, “us” or “our”). Even though we no longer issue new Contracts on this form as described in this prospectus, the Contract Owner (“you”) may continue to allocate Net Premiums among investment alternatives with different investment objectives and make changes including increases in coverage pursuant to the terms of the Contract.
In general, we will allocate Net Premiums to one or more of the Subaccounts of Thrivent Variable Insurance Account A (the “Variable Account”) according to your instructions. The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company commonly known as a “mutual fund”. We provide the overall investment management for each Portfolio of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios of the Fund:
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
(subadvised by Sectoral Asset Management Inc.)
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio
(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P. and
Principal Global Investors, LLC)
Thrivent Partner All Cap Portfolio
(subadvised by FIAM LLC)
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal, tax risks, and contract lapse.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this prospectus is April 30, 2017.
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Fee Tables
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The following tables describe the fees and expenses that you will pay when owning and surrendering the Contract. If the amount of a charge varies depending on the Insured’s individual characteristics (such as age, sex or risk class), the tables below show the minimum and maximum charges we assess under the Contract across the range of all possible individual characteristics, as well as the charges for a specified typical Insured. These charges may not be representative of the charges you will actually pay under the Contract.
Your Contract’s declaration page will indicate the specific charges applicable to your Contract, and more detailed information concerning your charges is available on request from our Service Center at (800) 847-4836. We will provide personalized illustrations of your future benefits under the Contract, based upon the Insured’s age, sex, risk class, Death Benefit Option chosen, Face Amount and riders requested.
The first table describes the fees and expenses that you will pay at the time you pay premiums, surrender the Contract, or transfer cash value among the Subaccounts.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Percent of Premium Charge	Upon receipt of each premium payment	5% of each premium payment
Premium Processing Charge[1]	Upon receipt of each premium payment	$2.00 per payment
Premium Tax Charge	Not applicable[2]	Not applicable[2]
Maximum Contingent Deferred Sale Charge (CDSC)[3]	Upon surrender, lapse, or decrease in Face Amount	25% of the CDSC Premium
1 The maximum charge for automatic payment plans is $1.00 per payment.
2 We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
3 Actual current charges may be less or zero. The CDSC premium is described in “CHARGES AND DEDUCTIONS.”
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Fee Tables
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Transaction Fees, cont.
Charge	When Charge is Deducted	Amount Deducted
Deferred Administrative Charge[4]	Upon surrender, lapse, or decrease in Face Amount
Maximum		$17.90 ($8.33 for VUL 1 Contracts) per $1,000 of amount of coverage
Minimum		$1.79 ($2.38 for VUL 1 Contracts) per $1,000 of coverage
Charge for a male, issue age 40, in the standard nontobacco risk class (nonsmoker risk class for VUL 1 Contracts) with a Face Amount of $150,000 in the first Contract Year		$10.74 ($5.95 for VUL 1 Contracts) per $1,000 of amount coverage
Maximum Partial Surrender Charge	Upon a partial surrender	$25 per surrender[5]
Transfer Charge[6]	Upon each transfer	$20 per transfer
4 The charge is based on Initial Face Amount, Insured’s Attained Age at Contract issuance, sex (in most states) and tobacco use. The charge applies if you surrender the contract or let it lapse, or in part if you request a decrease in the Face Amount, in each case at any time before 180 monthly deductions (120 monthly deductions for VUL 1 contracts) have been made after issuance of the contract or after a requested increase in Face Amount.
5 If the partial surrender is less than $1,250 there will be no charge assessed.
6 The transfer charge applies to VUL 1 Contracts only and applies to each transfer in excess of the first two transfers made in a Contract Year.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Charge	When Charge is Deducted	Amount Deducted (annualized)
Cost of Insurance[7]	Monthly
Maximum		$999.96 per $1,000 of Face Amount
Minimum		$0.24 per $1,000 of Face Amount
Charge for a male, issue age 40, in the standard nontobacco risk class (nonsmoker risk class for VUL 1 Contracts) with a Face Amount of $150,000 in the first Contract Year		$1.68 per $1,000 of Face Amount
Basic Monthly Administrative Charge	Monthly	$120.00 ($48.00 for VUL 1 Contracts)
Initial Monthly Administrative Charge[8]	Monthly
Maximum		$1.20 ($0.84 for VUL 1 Contracts) per $1,000 of Face Amount
Minimum		$0.12 ($0.24 for VUL 1 Contracts) per $1,000 of Face Amount
Charge for a male, issue age 40, in the standard nontobacco risk class (nonsmoker risk class for VUL 1 Contracts) with a Face Amount of $150,000 in the first Contract Year		$0.72 ($0.60 for VUL 1 Contracts) per $1,000 of Face Amount
7 The cost of insurance charge depends on the Face Amount and the sex (in most states), issue age, Attained Age and premium class of the Insured. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Contract schedule page will indicate the maximum cost of insurance charges applicable to your Contract. More detailed information concerning your cost of insurance charges is available on request by calling 1-800-847-4836.
8 The Initial Monthly Administrative Charge will equal an amount per $1,000 of Face Amount based upon the initial Face Amount, the Insured’s Attained Age at Contract issuance, the Insured’s sex (in most states), and whether the Insured is a tobacco user. The charge applies for 180 Monthly Deductions. For VUL 1 Contracts, the Initial Monthly Administrative Charge continues for 120 Monthly Deductions instead of 180 Monthly Deductions.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Charge is Deducted	Amount Deducted (annualized)
Maximum Mortality and Expense Risk Charge[9]	Daily	Annual rate of .75% of average daily net assets of each Subaccount
Loan Interest	Accrues daily[10]	7.4% on Loan Balance
Additional Benefit or Rider Charges[11]
Accidental Death Rider[12]	Monthly
Maximum		$0.5604 per $1,000 of rider coverage
Minimum		$0.0696 per $1,000 of rider coverage
Charge for a male, issue age 35 in the first Contract Year		$0.4596 per $1,000 of rider coverage
Disability Waiver Rider[13]	Monthly
Maximum		30% of amount to be waived
Minimum		5% of amount to be waived
Charge for issue age 35 in the first Contract Year		7% of amount to be waived
9 Actual current charges may be less. For more information on this charge see “CHARGES AND DEDUCTIONS.”
10 The loan interest rate is 7.4% per year, as calculated in advance. Interest on any loan will be charged at that rate or its equivalent calculated in arrears. If the interest is not paid when due, it will be added to the loan balance and will bear interest at the same rate.
11 Charges for additional benefits apply when a rider is included with your Contract and the Contract and/or rider has not otherwise been terminated. The rider charges may vary based on the Face Amount and the sex (in most states), issue age, Attained Age, premium class of the Insured, net amount at risk, or rider coverage amount. Charges based on age may increase as the Insured ages. The rider charges shown in the table may not be representative of the charges you will pay. Your Contract schedule page will indicate the rider charges applicable to your Contract, and more detailed information concerning your rider charges is available by calling 1-800-847-4836.
12 This charge applies until the Insured’s Attained Age 70.
13 This charge applies until the Insured’s Attained Age 65.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Charge is Deducted	Amount Deducted (annualized)
Spouse Insurance Rider[14]	Monthly
Maximum		$1,001.16 (For VUL 1 Contracts, $1,024.80) per $1,000 of rider coverage.
Minimum		$0.36 (For VUL 1 Contracts, $24.48) per $1,000 of rider coverage.
Charge for female, issue age 35, in the standard nontobacco risk class (nonsmoker risk class for VUL 1 Contracts) with rider coverage amount of $75,000, in the first Contract Year		$1.44 (For VUL 1 Contracts, $25.56) per $1,000 of rider coverage.
Child Insurance Rider[15]	Monthly	$5.40 per $1,000 of rider coverage
Guaranteed Increase Rider[16]	Monthly
Maximum		$1.80 per $1,000 of rider coverage
Minimum		$0.48 per $1,000 of rider coverage
Charge for a male, issue age 35 in the first Contract Year		$1.80 per $1,000 of rider coverage
Cost of Living Rider[17]	Not applicable	No charge
Accelerated Benefits Rider	Upon exercise of benefit	$150.00 [18]
Accelerated Death Benefit for Terminal Illness Rider	Upon exercise of benefit	$150.00 [18]
14 This charge includes cost of insurance charge and an Initial Monthly Administrative Charge. For VUL 1 Contracts the charge includes cost of insurance charge, Initial Monthly Administrative Charge and Basic Monthly Administrative Charge. The charge applies until the earlier of the Insured’s or spouse’s death or divorce, or the end of the term period.
15 This charge applies until no child is insured by the rider.
16 This charge applies until attained age 43.
17 This benefit will result in annual increases in Face Amount, which will result in increases to the overall cost of insurance deductions.
18 The charge may vary by state and may be lower in some states.
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Fee Tables
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The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
	Maximum	Minimum
Total Annual Fund Operating Expenses[19] (expenses that are deducted from Fund assets, including management fees, and other expenses):	3.76%	0.25%
19 Thrivent Financial has agreed to reimburse certain expenses associated with the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (minimum and maximum) of total operating expenses charged by the Portfolios was 0.25% to 1.30%. The voluntary reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2016 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new portfolios, if any, amounts are based on estimates for the current fiscal year.
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
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Summary of Contract Benefits and Risks
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This summary describes the Contract’s important benefits and risks. The sections in the prospectus following this summary discuss the Contract’s benefits, risks and other provisions in more detail. Please refer to “DEFINITIONS” at the end of this prospectus for definitions of words and phrases used herein.
From February 1994 to May 1997, we issued our first flexible premium variable contracts (“VUL 1 Contracts”). Beginning on approximately May 1, 1997, we discontinued selling the VUL 1 and began selling a somewhat different version of the Contract. When appropriate, this prospectus describes the differences in the Contracts.
Contract Benefits
Flexibility
The Contract allows you, subject to certain limitations, to make premium payments in any amount until the Insured’s Attained Age 100 (or 96 for VUL 1 Contracts) and at any frequency. As long as the Contract remains in force, it will provide for
♦	life insurance coverage on the named Insured;
♦	an Accumulated Value;
♦	surrender rights and Contract loan privileges; and
♦	a variety of additional insurance benefits.
The Contract provides protection against economic loss when the Insured dies, and is not primarily an investment. As of the Monthly Anniversary at Attained Age 100, no additional Monthly Deductions will be made from the Contract.
The Contract is called “flexible premium” because, unlike many other insurance contracts, there is no fixed schedule for premium payments. The Contract is called “variable” because, unlike a conventional fixed-benefit whole life insurance contract, the Death Benefit under the Contract may, and the Accumulated Value and the Cash Surrender Value will, increase or decrease to reflect the investment performance of the selected Subaccounts of the Variable Account, as well as other factors. See “CONTRACT BENEFITS”.
Investment Options
You allocate the Net Premium payments to one or more Subaccounts of the Variable Account.
The assets of each such Subaccount will be invested in the corresponding Portfolio of the Fund. Subject to certain restrictions, you may transfer amounts among the Subaccounts of the Variable Account.
Death Proceeds and Death Benefit Options
The Contract Owner may name one or more Beneficiaries to receive death proceeds. The Contract Owner will classify each Beneficiary as primary or contingent. Upon the Insured’s death, we will pay the death proceeds to the Beneficiaries as follows:
1.Proceeds will be paid to the primary Beneficiaries who are then alive.
2.If no primary Beneficiaries are living, proceeds will be paid to the surviving contingent Beneficiaries.
3.If no Beneficiary survives, proceeds will be paid to the Insured’s estate.
Other designations or successions of beneficiaries may be arranged with us. Any beneficiary who dies simultaneously with the Insured or within 15 days after the Insured dies and before death proceeds have been paid will be deemed to have died before the Insured.
The Contract Owner may change the Beneficiary by giving a Notice while the Insured is living. The Notice must be received by the Service Center and acknowledged before it will be effective. The effective date of the change will be the date the Owner signs the Notice or, if the Notice is not dated, the date it is received at our Service Center. We are not liable for any payment made or action taken by us before we received the Notice.
As long as the Contract remains in force and death proceeds are payable, we will pay the death proceeds to the Beneficiary upon receipt at our Service Center of all forms, requirements and due proof of the Insured’s death.

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Summary of Contract Benefits and Risks
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For all Contracts except New York or VUL 1 Contracts, if the Insured dies before age 100, the proceeds from the Contract will consist of the Contract’s Death Benefit, plus any insurance proceeds provided by additional insurance benefits on the Insured’s life, less any outstanding Debt and any unpaid Monthly Deductions. If the Insured dies at or after age 100, the amount payable will be the Cash Surrender Value on the date of death.
For contracts issued in New York, if the Insured dies before the Contract Anniversary on or next following the Insured’s 100th birthday (the “Maturity Date”), the proceeds of the Contract will consist of the Contract Death Benefit, plus any insurance proceeds provided by additional insurance benefits on the Insured’s life, less any outstanding Debt and any unpaid Monthly Deductions. If the Insured is living on the Maturity Date, we will pay the Cash Surrender Value on the Maturity Date, and the Contract will be terminated. See “CONTRACT BENEFITS—Death Benefits” and “OTHER INFORMATION—Additional Insurance Benefits”.
For VUL 1 Contracts, if the Insured dies before the Maturity Date, the proceeds from the Contract will consist of the Contract’s Death Benefit, plus any insurance proceeds provided by additional insurance benefits on the Insured’s life, less any outstanding Debt and any unpaid Monthly Deductions. If the Insured is living on the Maturity Date, the amount payable will be the Accumulated Value reduced by any Contract Debt and any unpaid Monthly Deductions.
There are two Death Benefit Options. Death Benefit Option A provides for the greater of (1) the Face Amount plus the Accumulated Value and (2) the Accumulated Value multiplied by the factor for Attained Age. Death Benefit Option B provides for the greater of (1) the Face Amount and (2) the Accumulated Value multiplied by the factor for Attained Age. As long as the Contract remains in force, the Death Benefit will not be less than the Contract’s Face Amount in force.
Additional Insurance Benefits
Additional insurance benefits offered under the Contract include:
♦	additional insurance coverage for accidental death;
♦	waiver of selected amount in the event of total disability;
♦	term insurance on the Insured’s spouse;
♦	term insurance on the Insured’s children;
♦	a right to increase the Face Amount of the Contract on certain specified dates or life events without proof of insurability; and
♦	a cost of living insurance adjustment without proof of insurability.
The cost of these additional insurance benefits will be deducted from the Accumulated Value as part of the Monthly Deduction. See “OTHER INFORMATION—Additional Insurance Benefits” and “CHARGES AND DEDUCTIONS—Accumulated Value Charges—Monthly Deduction”.
CharitAbility® is a benefit that enables Contract Owners to increase their charitable gifts to Lutheran charitable organizations and congregations. CharitAbility® for Life is available for no additional premium whenever a Contract Owner has designated a Lutheran charitable organization or congregation as a beneficiary for at least $1,000 of Death Benefit on his or her Contract. See “OTHER INFORMATION—CharitAbility®.”
Under certain circumstances, an Accelerated Benefits Rider allows a Contract Owner residing in a state that has approved such rider to receive benefits from the Contract that would be otherwise payable upon the death of the Insured.
Flexibility to Adjust Amount of Death Benefit
You have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount of the Contract. Any change in the Face Amount may affect the charges under the Contract. Any increase in the Face Amount will result in an increase in the Monthly Deduction, and any requested increase in Face Amount will also increase the Decrease Charge, which is imposed upon lapse or surrender of the Contract or in part upon a requested decrease in Face Amount. For any requested decrease in Face Amount, that part of the Decrease Charge reflecting the decrease will reduce the Accumulated Value attributable to the Contract, and the Decrease Charge will be reduced by the part of the

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Summary of Contract Benefits and Risks
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Decrease Charge reflecting the decrease. See “CONTRACT BENEFITS—Death Benefits—Ability to Change Face Amount”. Increases and decreases in Face Amount may have tax consequences.
The minimum requested increase in Face Amount is $25,000 (or $10,000 for VUL 1 Contracts). Any requested increase may require additional evidence of insurability. Any requested increase in Face Amount is subject to a limited “free look” privilege, and, during the first 24 months following the increase, to an exchange privilege.
Any requested decrease in Face Amount cannot result in a Face Amount less than the Minimum Face Amount. The Minimum Face Amount for a Contract was $25,000 for Insureds with an Attained Age at issue of 0 through 17 (Attained Age of 0 through 20 for VUL 1 Contracts), and $50,000 for all other Insureds, for decreases made before the Insured’s Attained Age 50. After issuance of the Contract, the Minimum Face Amount at issue continues to apply to the Contract, except that if a Contract has a Minimum Face Amount of $50,000 the Minimum Face Amount will be reduced to $25,000 for decreases made on or after an Insured reaches Attained Age 50.
To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance, we will not effect the decrease. See “PAYMENT AND ALLOCATION OF PREMIUMS—Amount and Timing of Premiums—Premium Limitations”.
Death Benefit Guarantee Protection
The Contract will not lapse if sufficient premium payments have been made to maintain the Death Benefit Guarantee. (In Contracts issued in the State of Maryland, the “Death Benefit Guarantee” described in this prospectus is called a “No-Lapse Guarantee.” For Maryland Contracts, references in this prospectus to the Death Benefit Guarantee should be understood as references to the No-Lapse Guarantee.) In general, in order to maintain the Death Benefit Guarantee, as of each Monthly Anniversary the total cumulative premiums paid under the Contract, less any partial surrenders and Contract Loan Amount must equal or exceed the sum of the Death Benefit Guarantee Premiums in effect for each Monthly Anniversary since the issuance of the Contract.
If the Death Benefit Guarantee requirement is not met on a Monthly Anniversary but the Cash Surrender Value less any unearned prepaid loan interest is greater than or equal to the sum of Death Benefit Guarantee Premiums from the Date of Issue through that Monthly Anniversary, then the sum of premiums paid will be deemed to increase through that date to the amount necessary to meet the Death Benefit Guarantee requirement. In addition, a portion of any partial surrender or Contract Loan Amount may be excluded when determining if the Death Benefit Guarantee requirement is met.
The Death Benefit Guarantee applies until the specified Attained Age of the Insured shown in the Contract, which Attained Age will be the later of
♦	the Contract Anniversary on or next after the Insured’s 71st birthday (for contracts issued in New York, the Insured’s 66th birthday) or
♦	the Contract Anniversary at the end of a period ranging from 8 to 34 years (3 to 29 years for contracts issued in New York and 6 to 31 years for VUL 1 Contracts) (varying with the Insured’s Attained Age at issue) from the Date of Issue.
The Death Benefit Guarantee terminates immediately as of any Monthly Anniversary when these cumulative premium requirements are not satisfied.
We will send written notice to you indicating that the Death Benefit Guarantee has terminated, and you will have 31 days from the date such notice is sent by us to reinstate the Death Benefit Guarantee by paying the necessary premium. After that, the Death Benefit Guarantee can never be reinstated. During this 31-day reinstatement period, you will not have the protection of the Death Benefit Guarantee. The written notice of termination from us to you will indicate the premium payment required to reinstate the Death Benefit Guarantee. See “CONTRACT BENEFITS—Death Benefit Guarantee”.

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Summary of Contract Benefits and Risks
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Whenever the Monthly Deduction to be made would result in a Cash Surrender Value less than zero, we will use any excess of Accumulated Value over the Contract Debt to pay the Monthly Deduction. If the available Accumulated Value is less than the Monthly Deduction then due and the Death Benefit Guarantee is in effect, we will pay the deficiency.
The Death Benefit Guarantee provides significant protection against lapse of the Contract. First, the Death Benefit Guarantee can prevent lapse of the Contract due to a decrease in Cash Surrender Value resulting from poor investment performance. Second, the Death Benefit Guarantee will probably be necessary to avoid lapse of the Contract during the early Contract Years because the Cash Surrender Value will probably not be sufficient to cover the Monthly Deduction. Finally, because the Decrease Charge will increase after a requested increase in Face Amount, thereby reducing the Cash Surrender Value, the Death Benefit Guarantee may also be necessary to avoid lapse after a requested increase in Face Amount. See “CONTRACT BENEFITS—Death Benefit Guarantee”.
Loan Privileges
You may obtain Contract loans in an amount not exceeding in the aggregate 90% of the excess of Accumulated Value over any Decrease Charge on the date of any loan. See “CONTRACT RIGHTS—Loan Privileges”. For VUL 1 Contracts, the minimum amount of the loan is $100.
You may repay Contract loans at any time.
Surrender of the Contract
You may at any time fully surrender the Contract and receive the Cash Surrender Value, if any. The Cash Surrender Value will equal the Accumulated Value of the Contract, less any Contract Debt, any Decrease Charge, and the amount, if any, needed to cover unpaid Monthly Deductions. The Cash Surrender Value will include any unearned prepaid loan interest. As unearned prepaid loan interest is earned, the Cash Surrender Value will decrease. See “CONTRACT RIGHTS
—Surrender Privileges”.
Subject to certain restrictions (including a minimum surrender amount of $500 and a remaining Cash Surrender Value of at least $500), and a partial surrender charge, you may also partially surrender the Contract and withdraw part of the Contract’s Accumulated Value at any time while the Insured is living.
Contract Risks
Investment Risk
The Contract is not suitable as a short-term savings vehicle. The Contract Owner bears the entire investment risk for amounts allocated to the Variable Account. The assets in each Subaccount of the Variable Account are invested in a corresponding Portfolio of the Fund. A comprehensive discussion of the risks of each Portfolio may be found in the Fund’s prospectus.
We do not guarantee a minimum Accumulated Value.
The Accumulated Value of the Contract is the total amount of the value held under the Contract at any time. It equals the sum of the amounts held in the Loan Account and the Variable Account. The Contract’s Accumulated Value in the Variable Account will increase or decrease and reflects
♦	the investment performance of the chosen Subaccounts of the Variable Account,
♦	any Net Premiums paid,
♦	any partial surrenders,
♦	any loans,
♦	any loan repayments,
♦	any loan interest paid or credited, and
♦	any charges assessed in connection with the Contract (including any Decrease Charge previously imposed upon a requested decrease in Face Amount).
The Accumulated Value is relevant to
♦	continuation of the Contract,
♦	the Cash Surrender Value (which determines various other rights under the Contract),
♦	determining the amount available for Contract loans,

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Summary of Contract Benefits and Risks
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♦	computation of cost of insurance charges, and
♦	may be relevant to the computation of Death Benefits.
The Contract’s Cash Surrender Value will be the Accumulated Value less any Contract Debt and any Decrease Charge. The Cash Surrender Value is relevant to continuation of the Contract and to determining the amount available upon partial or total surrender of the Contract.
Risk of Lapse
Your failure to pay Scheduled Premiums will not itself cause the Contract to lapse. Conversely, your payment of premiums in any amount or frequency (including Scheduled Premiums) will not necessarily guarantee that the Contract will remain in force, except to the extent these premium payments are sufficient to maintain the Death Benefit Guarantee. See “CONTRACT BENEFITS—Death Benefit Guarantee”. In general, subject to the Death Benefit Guarantee, the Contract will lapse when
♦	Cash Surrender Value is insufficient to pay the Monthly Deduction (for insurance and administration charges) or
♦	Contract Debt exceeds Accumulated Value less any Decrease Charge, and
♦	In either case if a grace period expires without sufficient additional payments. See “PAYMENT AND ALLOCATION OF PREMIUMS—Contract Lapse and Reinstatement”.
The Contract provides for a 61-day grace period. We will notify you that your Contract will lapse (that is, terminate without value) if you do not send sufficient payment by a specified date.
Surrender Risks
If Death Benefit Option B is in effect, a partial surrender may result in a reduction in the Face Amount in force. Under either Death Benefit Option, a partial surrender will reduce the Death Benefit. A surrender taken from a Contract may have federal income tax consequences and a surrender charge may apply. See “CONTRACT RIGHTS—Surrender Privileges” and “FEDERAL TAX MATTERS”.
Loan Risks
A Contract loan, whether or not repaid, will permanently affect the Contract’s potential Accumulated Value and may permanently affect the Death Benefit. A Contract loan could result in termination of the Death Benefit Guarantee. A loan taken from a Contract may have federal income tax consequences. See “FEDERAL TAX MATTERS”.
Tax Risks
We anticipate that the Contract should be deemed a life insurance contract under federal tax law. However, the federal income tax requirements applicable to the Contract are complex and there is limited guidance and some uncertainty about the application of the federal tax law to the Contract. Assuming that the Contract qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value until there is a distribution from the Contract. However, for VUL 1 Contracts and Contracts issued in New York, if the Insured is living on the Maturity Date we will pay the Cash Surrender Value as of that date to you. These proceeds are subject to tax and the Contract will terminate with no payment of death proceeds. For all other Contracts assuming the Contract continues to qualify as a life insurance contract beyond age 100, you should not be deemed to be in constructive receipt upon attainment of age 100. Under current tax law, death proceeds payable under the Contract generally would be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death proceeds. However, death proceeds may be subject to state and/or federal estate and/or inheritance tax.
Depending on the total amount of premiums you pay, the Contract may be treated as a modified endowment contract (MEC) under federal tax laws. If a contract is treated as a MEC, then surrenders, partial surrenders, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1⁄2. If the Contract is not a MEC, distributions generally will be treated first as a return of your investment in the Contract and then as taxable income. Moreover, loans generally will not be treated as

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Summary of Contract Benefits and Risks
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distributions. Finally, neither distributions nor loans from a Contract that is not a MEC are subject to the 10% penalty tax. See "FEDERAL TAX MATTERS".
If the Contract lapses, a tax may result. Additionally, if the Contract lapses and is later reinstated, the Contract may be treated as a MEC.
We make no guarantees regarding any tax treatment—federal, state or local—of any Contract or of any transaction involving a Contract.
You should consult a qualified tax advisor for assistance in all Contract-related tax matters.

Thrivent Financial and the Variable Account
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Thrivent Financial is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
The Variable Account is a separate account of ours. We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of the federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risks, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

Variable Investment Options and the Subaccounts
You may allocate the Net Premiums paid under the Contract and transfer the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Subaccount	Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
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Thrivent Financial and the Variable Account
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Subaccount	Corresponding Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Growth and Income Plus Portfolio	To seek long-term capital growth and income.
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
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Thrivent Financial and the Variable Account
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Portfolio	Investment Objective
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Partner Worldwide Allocation Portfolio	To seek long-term capital growth.
Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent Bond Index Portfolio	To strive for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
* The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into
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Thrivent Financial and the Variable Account
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consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or

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Thrivent Financial and the Variable Account
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♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
FIAM LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

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Thrivent Financial and the Variable Account
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♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute a different investment option for any of the current Portfolios. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

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Thrivent Financial and the Variable Account
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Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Contract Benefits
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Death Benefits
General
As long as the Contract remains in force and death proceeds are payable, we will pay the Beneficiary upon receipt at our Service Center of all forms, requirements and due proof of the Insured’s death. The proceeds may be paid in a lump sum or under one of the settlement options set forth in the Contract. The amount payable under the designated Death Benefit Option will be reduced by any outstanding Contract Debt and any due and unpaid Monthly Deduction(s), and will be increased by any additional insurance benefits on the Insured’s life provided for in the Contract.
The amount or duration of the Death Benefit may vary with the Accumulated Value and may increase or decrease.
Except for those Contracts issued in New York and VUL 1 Contracts, if the Insured dies at or after Attained Age 100, the amount payable will be the Cash Surrender Value on the date of death. For Contracts issued in New York, if the Insured is living on the Maturity Date, we will pay the Cash Surrender Value on the Maturity Date, and the Contract will be terminated. For VUL 1 Contracts, if the Insured is living on the Maturity Date, we will pay the Accumulated Value for the Contract reduced by any Contract Debt and any unpaid Monthly Deductions, and the Contract will be terminated.
Death Benefit Options
The Contract provides two Death Benefit Options: Option A and Option B. You designate the Death Benefit Option in the application.
Option A
The Death Benefit is equal to the greater of (1) the Face Amount of the Contract plus the Accumulated Value of the Contract and (2) the Accumulated Value multiplied by the Attained Age factor shown in the following table (with the Accumulated Value in each case being determined on the Valuation Date on or next following the Insured’s date of death).
Option B
The Death Benefit is the greater of (1) the Face Amount of the Contract and (2) the Accumulated Value on the Valuation Date on or next following the Insured’s date of death multiplied by the Attained Age factor shown in the following table.
Attained Age	Factor	Attained Age	Factor
40 or less	2.50	61	1.28
41	2.43	62	1.26
42	2.36	63	1.24
43	2.29	64	1.22
44	2.22	65	1.20
45	2.15	66	1.19
46	2.09	67	1.18
47	2.03	68	1.17
48	1.97	69	1.16
49	1.91	70	1.15
50	1.85	71	1.13
51	1.78	72	1.11
52	1.71	73	1.09
53	1.64	74	1.07
54	1.57	75 to 90	1.05
55	1.50	91	1.04
56	1.46	92	1.03
57	1.42	93	1.02
58	1.38	94	1.01
59	1.34	95 to 99	1.00
60	1.30
Which Death Benefit Option to Choose
If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose Option

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A. If you are satisfied with the amount of the Insured’s existing insurance coverage and prefer to have premium payments and favorable investment performances reflected to the maximum extent in the Accumulated Value, you should select Option B.
Change in Death Benefit Option
At any time when the Death Benefit would be the Face Amount plus the Accumulated Value (if Option A is in effect) or the Face Amount (if Option B is in effect), you may change the Death Benefit Option in effect by giving us a Notice of change. No charges will be imposed to make a change in Death Benefit Option. The effective date of any such change will be the Monthly Anniversary on or next following the date we receive the Notice.
If the Death Benefit Option is changed from Option A to Option B, the Face Amount will not change and the Death Benefit will be decreased by the Accumulated Value of the Contract on the effective date of the change. These changes will generally have the effect of decreasing the net amount at risk under the Contract. In addition, if a Contract Owner changed from Option A to Option B, and then back to Option A from Option B, the resulting Face Amount and net amount at risk under Option A would generally be lower as a result of the intervening change to Option B.
If the Death Benefit Option is changed from Option B to Option A, the Death Benefit will not change and the Face Amount will be decreased by the Accumulated Value of the Contract on the effective date of the change. However, this change may not be made if it would reduce the Face Amount to less than $5,000. For VUL 1 Contracts, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.
A change in Death Benefit Option may have tax consequences, depending on the circumstances. See “FEDERAL TAX MATTERS”.
If a change in Death Benefit Option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, we will not effect the change.
A change in Death Benefit Option may affect the monthly cost of insurance charge because this charge varies with the net amount at risk—that is, in general, the Death Benefit less the Accumulated Value. See “CHARGES AND DEDUCTIONS—Accumulated Value Charges—Monthly Deduction”. Changing from Option A to Option B will generally decrease the net amount at risk, thereby reducing the cost of insurance charges. Changing from Option B to Option A will generally result in a net amount at risk that remains level. Such a change from Option B to Option A, however, will result in an increase in the cost of insurance charges over time because the net amount at risk will (unless the Death Benefit is based on the applicable percentage of Accumulated Value) remain level rather than decreasing as the Accumulated Value increases.
How Death Benefits May Vary in Amount
The Death Benefit may vary with the Contract’s Accumulated Value and the Accumulated Value may increase or decrease. The Death Benefit under Option A will always vary with the Accumulated Value because the Death Benefit equals the greater of (1) the Face Amount plus the Accumulated Value and (2) the Accumulated Value multiplied by the Attained Age factor shown in the foregoing table. Under Option B, the Death Benefit will only vary with the Contract’s Accumulated Value whenever the Accumulated Value multiplied by the Attained Age factor exceeds the Face Amount of the Contract. Death Benefit may also vary based on the age of the Insured on the date of death.
Ability to Change Face Amount
Subject to certain limitations (see “Decreases” and “Increases” below), you may increase or decrease your Contract’s Face Amount. The effective date of the increase will be the date shown on the supplemental schedule page that we will mail you. (For Contracts issued in New York, the effective date of the increase will be the Monthly Anniversary on or next following the date we approve your application for insurance.) The effective date of the decrease will be the Monthly Anniversary on or next after we receive Notice. An increase in Face Amount may have tax consequences. See “FEDERAL TAX MATTERS”. The effect of changes in Face Amount on Contract charges, as well as certain additional considerations, are described below.

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Decreases
A decrease in the Face Amount may affect the total net amount at risk and the portion of the net amount at risk covered by various premium classes, both of which may affect your monthly insurance charges.
A decrease in the Face Amount may result in the partial imposition of the Decrease Charge as of the Monthly Anniversary on which the decrease becomes effective. Whenever the Decrease Charge is imposed in part in connection with a requested decrease in Face Amount, the Initial Monthly Administrative Charge will be reduced proportionately to take into account the amount of the Deferred Administrative Charge included in the Decrease Charge then imposed.
If the Death Benefit Guarantee is in force, then on the effective date of any requested decrease in Face Amount the Accumulated Value less any Contract Debt must be sufficient to cover the Decrease Charge imposed in connection with the requested decrease and the Monthly Deduction due on that date. If the Death Benefit Guarantee is not in force, then the Cash Surrender Value must be sufficient to cover the Monthly Deduction due on that date. If these requirements are not satisfied, we will not execute the requested decrease in Face Amount.
The Face Amount in force after any requested decrease may not be less than the Minimum Face Amount. Also, to the extent a decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance, we will not execute the decrease. See “PAYMENT AND ALLOCATION OF PREMIUMS—Amount and Timing of Premiums—Premium Limitations”.
As discussed previously, if the Death Benefit Option is changed from Option B to Option A, the Death Benefit will not change and the Face Amount will be decreased by the Accumulated Value of the Contract on the effective date of the change. However, this change may not be made if it would reduce the Face Amount to less than $5,000. For VUL 1 Contracts, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount stated on your Contract schedule page.
For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in force in the following order: (1) the Face Amount provided by the most recent increase; (2) the next most recent increases successively; and (3) the initial Face Amount. If you request a decrease in Face Amount, that part of any Decrease Charge applicable to the decrease will reduce the Accumulated Value attributable to the Contract and the Decrease Charge will be reduced by this amount. See “CHARGES AND DEDUCTIONS—Accumulated Value Charges—Decrease Charge”.
Increases
An increase in the Face Amount will generally affect the total net amount at risk and may affect the portion of the net amount at risk covered by various premium classes (if multiple premium classes apply), both of which may affect your monthly insurance charges.
An increase in the Face Amount will also increase the Decrease Charge and will result in the imposition of a new Initial Monthly Administrative Charge for increases (which is included in the Monthly Deduction) as of the Monthly Anniversary when the increase becomes effective.
You may not request an increase in Face Amount for less than $25,000 (or $10,000 for VUL 1 Contracts). You may increase the Face Amount at any time before the Contract Anniversary on or next after the Insured’s 85th birthday (or 80th birthday for VUL 1 Contracts). To obtain an increase, you must submit an application for the increase. We may require that additional evidence of insurability be submitted with any request for an increase. An increase need not be accompanied by an additional premium, but we will continue to deduct any Premium Expense Charges from any premiums paid and will deduct other charges associated with the increase from Accumulated Value.
After increasing the Face Amount, you will have the right (1) during a Free Look Period, to have the increase cancelled and receive a credit or refund, and (2) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance contract issued by us, subject to the same conditions and principles as apply to an

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exchange of the entire Contract for such a new contract. See “CONTRACT RIGHTS—Free Look Privileges” and “CONTRACT RIGHTS—Exchange Privileges”.
Unless the Death Benefit Guarantee is in effect, on the effective date of an increase the Accumulated Value must be sufficient to cover any Contract Debt and any Decrease Charge (including the additional Decrease Charge arising from the requested increase) and the Monthly Deduction due on that date. In other words, on that date, taking the increase into account, the Cash Surrender Value before the Monthly Deduction must be equal to or greater than the amount of the Monthly Deduction then due. If the existing Accumulated Value at the time of a requested increase does not result in a sufficient Cash Surrender Value after the increase, you may have to make additional premium payments to increase the Accumulated Value and thereby increase the Cash Surrender Value sufficiently.
If the Death Benefit Guarantee is in effect, the Cash Surrender Value after the increase before the Monthly Deduction may be less than the Monthly Deduction then due, even though the Death Benefit Guarantee Premium will be increased as a result of any requested increase in Face Amount.
Net Amount at Risk
You may increase or decrease the net amount at risk provided by the Contract which is, in general, the difference between the Death Benefit and the Accumulated Value, in one of several ways as insurance needs change. These include
♦	increasing or decreasing the Face Amount,
♦	changing the level of premium payments, and,
♦	to a lesser extent, making a partial surrender under the Contract.
Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:
♦	A decrease in the Face Amount will, subject to the applicable percentage limitations, decrease the net amount at risk without reducing the Accumulated Value (except for the deduction of any Decrease Charge applicable to the decrease). If the Face
Amount is decreased, the Monthly Deduction generally will decrease as well, but any Decrease Charge then applicable will be imposed in part upon a requested decrease in Face Amount. See “CHARGES AND DEDUCTIONS”.
♦	An increase in the Face Amount (which may require satisfactory evidence of insurability) will likely increase the net amount at risk, depending on the amount of Accumulated Value and the resultant applicable percentage limitation. See “Increases” in this section. If the net amount at risk is increased, the Monthly Deduction will increase as well.
♦	Under Death Benefit Option A, until the Accumulated Value multiplied by the Attained Age factor exceeds the Face Amount plus the Accumulated Value, the level of premium payments will not affect the net amount at risk as long as premium payments are sufficient to keep the Contract in force. See “PAYMENT AND ALLOCATION OF PREMIUMS—Contract Lapse and Reinstatement—Lapse”.
♦	Under Death Benefit Option B, until the Accumulated Value multiplied by the Attained Age factor exceeds the Face Amount, an increased level of premium payments will generally reduce the net amount at risk.
♦	Under either Death Benefit Option, if the Death Benefit is the Accumulated Value multiplied by the Attained Age factor, then an increased level of premium payments will increase the net amount at risk.
♦	A partial surrender will reduce the Death Benefit. However, it has a limited effect on the charges under the Contract, because the partial surrender will affect the net amount at risk only when the Death Benefit is based on the Accumulated Value multiplied by the Attained Age factor. The primary use of a partial surrender is to withdraw Accumulated Value. Furthermore, it results in a reduced amount of Accumulated Value and increases the possibility that the Contract will lapse.

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The techniques described in this section for changing the amount of insurance protection under the Contract (for example, changing the Face Amount, making a partial surrender, and changing the amount of premium payments) must be considered together with the other restrictions and considerations described elsewhere in this prospectus.
How the Duration of the Contract May Vary
Subject to the Death Benefit Guarantee (which depends upon the level of premium payments, partial surrenders and the Contract loan amount), the duration of the Contract depends upon the Cash Surrender Value (that is, the Accumulated Value less any Contract Debt and any Decrease Charge). Prior to the Insured’s Attained Age 100 (or 96 for VUL 1), the Contract will remain in force as long as (1) the Cash Surrender Value of the Contract is sufficient to pay the Monthly Deduction or (2) the Death Benefit Guarantee requirement is met and (3) Contract Debt does not exceed Accumulated Value less any Decrease Charge.
In general, however, when the Cash Surrender Value is insufficient to pay the Monthly Deduction and the Death Benefit Guarantee requirements have not been met or when Contract Debt exceeds Accumulated Value less any Decrease Charge, and a grace period expires without an adequate payment by the Contract Owner, the Contract will lapse and terminate without value. The Contract Owner has certain rights to reinstate the Contract. See “PAYMENT AND ALLOCATION OF PREMIUMS—Contract Lapse and Reinstatement”.
Accumulated Value and Cash Surrender Value
The Accumulated Value of the Contract is the total amount of value held under the Contract at any time. The Accumulated Value is used in determining the Cash Surrender Value (the Accumulated Value less any Contract Debt and any Decrease Charge). See “CONTRACT RIGHTS—Surrender Privileges”. There is no guaranteed minimum Accumulated Value. A Contract’s Accumulated Value on any future date depends upon a number of variables, and therefore, cannot be predetermined.
A Contract’s Accumulated Value and Cash Surrender Value will reflect the investment performance of the chosen Subaccounts of the Variable Account and may increase or decrease. They will also reflect any Net Premiums paid, any partial surrenders, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Contract (including any Decrease Charge previously imposed on a requested decrease in Face Amount).
Calculation of Accumulated Value
The Accumulated Value of the Contract is determined on each Valuation Date. On each Valuation Date, the Contract’s Accumulated Value will be (a) plus (b) where:
(a)is the aggregate of the values attributable to the Contract in each of the Subaccounts on the Valuation Date, determined for each Subaccount by multiplying the Subaccount’s Unit Value on the date by the number of Subaccount Units allocated to the Contract; and
(b)is the value attributable to the Contract in the Loan Account on the Valuation Date. See “CONTRACT RIGHTS—Loan Privileges”.
Determination of Number of Units
Any amounts allocated to the Subaccounts will be converted into Units of the Subaccount. The number of Units to be credited to the Contract is determined by dividing the dollar amount being allocated by the Unit Value as of the end of the Valuation Period during which the amount was allocated.
The number of Subaccount Units in any Subaccount will be increased by:
♦	any Net Premiums allocated to the Subaccount during the current Valuation Period;
♦	any Accumulated Value transferred to the Subaccount from the General Account or another Subaccount during the current Valuation Period;
♦	any repayments of the Contract Debt during the current Valuation Period; and
♦	any interest earned on the amount in the Loan Account and transferred to the Variable Account during the current Valuation Period.

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The number of Subaccount Units in any Subaccount will be decreased by:
♦	any Monthly Deduction allocated to the Subaccount during the current Valuation Period to cover the Contract Month following a Monthly Anniversary;
♦	any Accumulated Value transferred from the Subaccount to another Subaccount or the General Account;
♦	the amount of any partial surrender (including the partial surrender charge) during the current Valuation Period; and
♦	any Contract loans allocated to the Subaccount and transferred to the Loan Account during the current Valuation Period.
The Subaccount Unit Value is determined before any Contract transactions on the Valuation Date that would affect the number of Subaccount Units (see immediately preceding paragraph). If the Contract’s Accumulated Value in the Variable Account is to be calculated for a day that is not a Valuation Date, the next following Valuation Date will be used.
Determination of Unit Value
At the end of each Valuation Period, the Unit Value for a Subaccount is equal to (a) multiplied by (b) where:
(a)Is the Unit Value for that Subaccount at the end of the prior Valuation Period.
(b)Is the Net Investment Factor for that Subaccount for that period.
Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:
(a)Is the sum of
(i)The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus
(ii)The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus
(iii)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(b)Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(c)Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is guaranteed never to exceed 0.75%.
Payment of Contract Benefits
Except for those Contracts issued in New York and VUL 1 Contracts, if the Insured dies before age 100, the proceeds from the Contract will consist of the Contract’s Death Benefit, plus any insurance proceeds provided by additional insurance benefits on the Insured’s life, less any outstanding Debt and any unpaid Monthly Deductions. If the Insured dies at or after age 100, the amount payable will be the Cash Surrender Value on the date of death.
For Contracts issued in New York, if the Insured dies before the Maturity Date, the proceeds of the Contract will consist of the Contract Death Benefit, plus any insurance proceeds provided by additional insurance benefits on the Insured’s life, less any outstanding Debt and any unpaid Monthly Deductions. If the Insured is living on the Maturity Date, we will pay the Cash Surrender Value on the Maturity Date, and the Contract will be terminated.
For VUL 1 Contracts, if the Insured dies before the Maturity Date, the proceeds from the Contract will consist of the Contract’s Death Benefit, plus any insurance proceeds provided by additional insurance benefits on the Insured’s life, less any outstanding Debt and any unpaid Monthly Deductions. If the Insured is

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living on the Maturity Date, the amount payable will be the Accumulated Value reduced by any Contract Debt and any unpaid Monthly Deductions.
Death proceeds under a Contract will ordinarily be paid within seven days after we receive all forms, requirements and due proof of death in Good Order at our Service Center. The Cash Surrender Value (Accumulated Value less any Contract Debt and any Decrease Charge), partial surrenders and Contract loans will ordinarily be paid within seven days of receipt of a Notice. Payments may be postponed in certain circumstances. See “OTHER INFORMATION—Postponement of Payments”.
Under certain circumstances, an Accelerated Benefits Rider allows a Contract Owner to receive benefits from the Contract that would be otherwise payable upon the death of the Insured. Your Thrivent Financial representative should be consulted as to whether and to what extent the rider is available in a particular state and on any particular Contract. Benefits paid under the Accelerated Benefits Rider may be taxable. See “FEDERAL TAX MATTERS”.
Settlement Options
You may elect an option by giving us Notice during the Insured’s lifetime. The option must be elected before proceeds become payable. Assignees and third-party owners may elect an option only with our consent. Election of Option 4 may be made only if the payee is a natural person who is the Insured or a Beneficiary.
If it is the death proceeds under a Contract that are payable, the Beneficiary may elect a settlement option provided that the manner of settlement has not been restricted before the Insured’s death, and the death proceeds have not been paid.
For an option to be used, the proceeds to be applied must be at least $2,000. Election of an option is also subject to the conditions that (1) payments must not be less than $50 each and (2) payments must be made only at annual, semi-annual, quarterly or monthly intervals.
Option 1—Interest Income
The proceeds may be left on deposit. Interest will be paid at a rate of not less than 3% per year. These proceeds may be withdrawn upon request.
Option 2—Income of a Fixed Amount
Income of a fixed amount will be paid at agreed upon intervals until the proceeds, with interest credited at the rate of 3.5% per year on the unpaid balance, are paid in full.
Option 3—Income for a Fixed Period
Income for a fixed number of years, not to exceed 30, will be paid with interest credited on unpaid balance at a rate not less than 3.5% per year (the income will not be less than the amounts set forth in a table in the agreement relating to this option).
Option 4—Life Income with Guaranteed Period
Income for the lifetime of the payee will be paid. If the payee dies during the guaranteed period, payments will be continued to the beneficiary of the agreement to the end of that period.
Option 5—Other Options
The proceeds may be paid under any other settlement option agreeable to us.
Death Benefit Guarantee
General
If you meet the requirement described below for the Death Benefit Guarantee, we guarantee that the Contract will not lapse before the termination of the Death Benefit Guarantee specified in the Contract. In Contracts issued in the State of Maryland, the “Death Benefit Guarantee” described in this prospectus is called a “No-Lapse Guarantee.” For Maryland Contracts, references in this Prospectus to the Death Benefit Guarantee should be understood as references to the No-Lapse Guarantee.
Whenever the Monthly Deduction to be made would result in a Cash Surrender Value less than zero, any excess of Accumulated Value over Contract Debt will be used to pay the Monthly Deduction. If available

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Contract Benefits
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Accumulated Value is less than the Monthly Deduction then due and the Death Benefit Guarantee is in effect, we will pay the deficiency.
If the Death Benefit Guarantee terminates, the Contract will not necessarily lapse. For a discussion of the circumstances under which the Contract may lapse, see “PAYMENT AND ALLOCATION OF PREMIUMS—Contract Lapse and Reinstatement”.
The Death Benefit Guarantee provides significant protection against lapse of the Contract. First, to the extent Cash Surrender Value declines due to poor investment performance, the Death Benefit Guarantee may be necessary to avoid lapse of the Contract. Second, during the early Contract Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Contract. This occurs because the Decrease Charge usually exceeds the Accumulated Value in these years.
You should also consider that if an increase in Face Amount is requested, an additional Decrease Charge would apply for the 180 months following the increase, which could create a similar possibility of lapse as exists during the early Contract Years. Thus, even though the Contract permits premium payments less than the payments required to maintain the Death Benefit Guarantee, you will lose the significant protection provided by the Death Benefit Guarantee by paying less than the premiums required to maintain the guarantee.
When considering Contract loans or partial surrenders you should keep in mind that a Contract loan or partial surrender could cause termination of the Death Benefit Guarantee because the amount of any partial surrender or Contract Loan Amount will, subject to certain exceptions, be deducted from cumulative premium payments in determining whether the requirements for the Death Benefit Guarantee have been met.
Death Benefit Guarantee Requirement
The Death Benefit Guarantee applies if the total cumulative premiums paid (before deduction of any Premium Expense Charges) under the Contract, less any partial surrenders and the Loan Amount, equals or exceeds the sum of the Death Benefit Guarantee
Premiums (described below) on each Monthly Anniversary since the issuance of the Contract. If the Death Benefit Guarantee requirement is not met but the Cash Surrender Value less any unearned interest is greater than or equal to the sum of the Death Benefit Guarantee Premiums from the Date of Issue through that Monthly Anniversary, then the sum of premiums paid as used above will be deemed to increase through that date to the amount necessary to meet the Death Benefit Guarantee requirement.
In addition, a portion of any partial surrender or Contract Loan Amount may be excluded when determining if the Death Benefit Guarantee requirement is met. The amount excluded is calculated on the date of the partial surrender or Contract loan and is equal to the lesser of (a) and (b) where:
(a)is the amount of the partial surrender or Contract loan; and
(b)is the excess, if any, of the Cash Surrender Value less unearned prepaid loan interest over the greater of (i) and (ii) where:
(i)is the sum of premiums paid less the amount of any partial surrenders and Contract loans not previously excluded when determining if the Death Benefit Guarantee requirement was met; and
(ii)is the sum of Death Benefit Guarantee Premiums from the Date of Issue through the Monthly Anniversary on or next after the date of the partial surrender or Contract loan.
These calculations for Death Benefit Guarantee compliance are intended to provide you with the flexibility to take advantage of certain increases in Cash Surrender Value without losing the benefit of the Death Benefit Guarantee.
First, by “deeming” the sum of premiums paid to be increased under the circumstances described above for purposes of the Death Benefit Guarantee, you can take advantage of increases in Cash Surrender Value by reducing or suspending actual premium payments so long as the Cash Surrender Value, less any unearned

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Contract Benefits
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prepaid loan interest, remains at a sufficient level to maintain the Death Benefit Guarantee under the formula described above.
Second, by excluding part of a partial surrender or a Contract loan under the circumstances described above for purposes of the Death Benefit Guarantee, you can take advantage of increases in Cash Surrender Value by withdrawing a part of such increases by means of a partial surrender or Contract loan, provided that on the date of such surrender or loan the Cash Surrender Value, less any unearned prepaid loan interest, is at a sufficient level under the formula described above. Of course, any such actions taken by you will have the effect (directly or indirectly) of reducing the Cash Surrender Value, which may mean that less Cash Surrender Value will be available for future Contract charges and for determining future compliance with the requirements for the Death Benefit Guarantee. You should also consider the other effects of varying the amount and frequency of premium payments and of partial surrenders and Contract loans.
If sufficient premium payments have been made, the Death Benefit Guarantee will apply until the specified Attained Age of the Insured shown in the Contract, which Attained Age will be the later of (1) the Insured’s Attained Age 71 (Attained Age 66 for Contracts issued in New York) and (2) the Attained Age of the Insured at the end of a period ranging from 8 to 34 years (3 to 29 years for Contracts issued in New York and 6 to 31 years for VUL 1 Contracts) (varying with the Insured’s Attained Age at issue) from the Date of Issue.
We will determine on each Monthly Anniversary whether the requirements for the Death Benefit Guarantee have been satisfied, but premiums need not be paid on a monthly basis. If, as of any Monthly Anniversary, you have not made sufficient premium payments to maintain the Death Benefit Guarantee, the Death Benefit Guarantee will terminate immediately, subject to only a limited right of reinstatement, as described below under “Reinstatement”.
Reinstatement
If the Death Benefit Guarantee terminates due to insufficient payments, we will send written notice to you that the Death Benefit Guarantee has terminated. You will have 31 days from the date such notice is sent to reinstate the Death Benefit Guarantee. The written notice of termination will indicate the premium payment required to reinstate the Death Benefit Guarantee. If we do not receive this required premium payment within 31 days after the written notice is sent, the Death Benefit Guarantee will remain terminated and can never be reinstated. During this 31-day reinstatement period, you will not have the protection of the Death Benefit Guarantee.
When determining the amount and frequency of premium payments, you should carefully consider that the Death Benefit Guarantee terminates immediately when the requirements described above are not satisfied, and the ability to reinstate the Death Benefit Guarantee permanently expires on the following Monthly Anniversary of the Contract 31 days after we send written notice of termination.

Payment and Allocation of Premiums
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Amount and Timing of Premiums
A Contract Owner has considerable flexibility in determining the frequency and amount of premiums. All premium payments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, or third party checks.

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Payment and Allocation of Premiums
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Scheduled Premiums
You selected a periodic premium payment schedule (based on a periodic billing mode of annual, semi-annual, or quarterly payment) which provides for the billing of a level premium at the specified interval. We also offer an electronic payment program. Under this program, you may make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your savings or checking account, or other acceptable payment source, rather than being billed. You may set up the electronic payment program by giving us Notice.
The initial Scheduled Premium on an annualized basis is shown in the Contract as the “Planned Annual Premium”. You are not, however, required to pay Scheduled Premiums in accordance with the specified schedule. You have the flexibility to alter the amount, frequency and time period over which the premiums are paid.
Your payment of Scheduled Premiums will not guarantee that the Contract will remain in force. Instead, the duration of the Contract depends upon the Contract’s Accumulated Value and Cash Surrender Value and upon whether the Death Benefit Guarantee is in effect. See “Contract Lapse and Reinstatement” in this section.
Death Benefit Guarantee Premium
The Contract states the monthly premium amount required to maintain the Death Benefit Guarantee (the “Death Benefit Guarantee Premium”). The Death Benefit Guarantee Premium is determined by us based upon a formula taking the following into account:
♦	the applicable cost of insurance charge for the Insured, using the Insured’s actual premium class;
♦	a percentage of assumed monthly Death Benefit Guarantee Premium payment together with an assumed premium processing charge;
♦	the applicable Initial Monthly Administrative Charge;
♦	the charge for any additional insurance benefits added by rider; and
♦	the Basic Monthly Administrative Charge.
Due to the factors considered in calculating these charges, the Death Benefit Guarantee Premium will vary depending upon, among other things,
♦	the Insured’s sex (in most states),
♦	the Insured’s Attained Age,
♦	the Insured’s premium class,
♦	the Face Amount,
♦	the Death Benefit Option, and
♦	which additional insurance benefits, if any, are added by rider.
The Death Benefit Guarantee Premium will change as the result of certain Contract changes, including an increase or decrease in Face Amount; a change in Death Benefit Option; a change in premium class; and an increase, decrease, addition or deletion of additional insurance benefits. Whenever the Death Benefit Guarantee Premium changes, the Contract Owner will be notified promptly of the new Death Benefit Guarantee Premium.
Premium Flexibility
Unlike some insurance contracts, the Contract frees you from the requirement that premiums be paid in accordance with a fixed premium schedule. Although you determined a Scheduled Premium (initially, on an annualized basis, this premium is called the Planned Annual Premium), you need not make premium payments in accordance with this schedule and the failure to make such payments will not in itself cause the Contract to lapse. See “Contract Lapse and Reinstatement” in this section.
Subject to certain limitations, you may make premium payments in any amount at any time before age 100 (or before the Maturity Date for Contracts issued in New York or VUL 1 Contracts ). The Contract, therefore, provides you with the flexibility to vary the frequency and amount of premium payments.

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Payment and Allocation of Premiums
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Premium Limitations
The Internal Revenue Code generally provides for exclusion of the Death Benefit from gross income if total premium payments do not exceed certain stated limits. If at any time a premium is paid that would result in total premiums exceeding such limits, we will only accept that portion of the premium which will make total premiums equal that amount. Any part of the premium in excess of that amount will be refunded, and no further premiums will be accepted until allowed by the current maximum premium limitations set forth in the Internal Revenue Code.
The maximum premium limitations set forth in the Internal Revenue Code depend in part upon the amount of the Death Benefit at any time. As a result, Contract changes that affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Contract exceed these maximum premium limitations. For example, a decrease in Face Amount made at the Contract Owner’s request or made as a result of a partial surrender, or a change in the Death Benefit Option, could result in cumulative premiums paid exceeding these maximum premium limitations. To the extent that any such Contract change would result in cumulative premiums exceeding these maximum premium limitations, we will not execute such change.
Allocation of Premiums and Accumulated Value
Allocation of Net Premiums
The Net Premium equals the premium paid less any Premium Expense Charges. Net Premiums are credited to the Subaccounts during the Valuation Period that they are received.
If we receive your premium before the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time, the time we determine the value of the Accumulation Units) on a Valuation Date, allocation occurs at the end of the day in which we receive your payment. If we receive your premium on a non-Valuation Date or after the NYSE closes, the allocation occurs as of the end of the next Valuation Date.
The NYSE is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
We allocate Net Premiums according to the premium allocation instructions on your application or most recent allocation instructions on file. The percentages of each Net Premium that may be allocated to any Subaccount of the Variable Account must be in whole numbers and the sum of the allocation percentages must be 100%. If the allocation request is not completed, is not in whole percentages, or does not total 100%, then the request will be treated as not in Good Order. We will process the allocation request when it is in Good Order. You may change your allocation for future Net Premiums without charge at any time by giving us Notice.
The values of the Subaccount(s) of the Variable Account will vary with the investment experience of the Subaccount(s) and may increase or decrease. You bear the entire investment risk. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.
Allocation of Accumulated Value (Transfers)
You may transfer your Accumulated Value among the Subaccounts of the Variable Account by giving us Notice. The total amount that you transfer each time must be at least $50 (unless the total cash value in a Subaccount is less than $50, in which case the entire amount may be transferred). No fees are currently charged for transfers, except for VUL 1 Contracts, which are charged $20 per transfer in excess of two transfers per year. We may postpone transfers in certain circumstances. See “OTHER INFORMATION—Postponement of Payments”. Under present law, transfers are not taxable transactions.
Special Transfer Service—Dollar Cost Averaging
You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Money Market Subaccount to one or more other Subaccounts. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). If the remaining amount to

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Payment and Allocation of Premiums
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be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date. Please note that when you establish a Dollar Cost Averaging (DCA) program, transfers will continue until the entire amount in the Money Market Subaccount has been depleted or until you notify us to terminate the DCA program, whichever occurs first. If the DCA transfers of your Accumulated Value have stopped and you want systematic transfers to resume from the Money Market Subaccount, you must provide us Notice and assure adequate funding in the Money Market Subaccount.
The DCA program is generally suitable for Contract Owners making a substantial deposit to the Contract and who wish to use the other Subaccount investment options, but desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if a Contract Owner can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet long-term goals. Contract Owners interested in the DCA program may obtain an application and full information concerning the program and its restrictions from us.
Automatic Asset Rebalancing Program
As the value of your Subaccounts changes, the distribution of Accumulated Value among those Subaccounts also changes. The Automatic Asset Rebalancing program transfers your Contract’s value among the variable investment options. You may elect to automatically rebalance your Accumulated Value in the Subaccounts periodically under the Automatic Asset Rebalancing program according to the percentage allocation you determine at the time of setting up this program.
Automatic Asset Rebalancing may be set up annually or semi-annually to begin on the date you select (except the 29th, 30th or 31st). Before you begin the program, you should determine your investment goals and risk tolerance. Use of this program will not ensure any gain nor protect against any loss in overall Accumulated
Value. To elect to participate in the program, we must receive Notice at our Service Center from you. This request will override any previous allocations you may have selected. Rebalancing continues until you stop or change it.
You can change your allocations at any time by giving us Notice. You can also stop or suspend the program by providing Notice to our Service Center. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. Periodic rebalancing takes into account increases and decreases in accumulated values in each Subaccount. Any transfers resulting from rebalancing will not incur a transfer charge.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and, therefore, Unit Values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time

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Payment and Allocation of Premiums
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between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.
Contract Lapse and Reinstatement
Lapse
Your failure to make a Scheduled Premium payment will not itself cause a Contract to lapse. Subject to the Death Benefit Guarantee (see “CONTRACT BENEFITS—Death Benefit Guarantee”), lapse will only occur when:
♦	the Cash Surrender Value is insufficient to cover the Monthly Deduction; or
♦	Contract Debt exceeds the Accumulated Value less any Decrease Charge; and
♦	in either case if a grace period expires without a sufficient payment.
Even if the Cash Surrender Value is insufficient to cover the Monthly Deduction, the Contract will not lapse if the Death Benefit Guarantee is in effect.
Because unearned prepaid loan interest will not be included in Contract Debt, the Cash Surrender Value will always include any unearned prepaid loan interest. This means that, in effect, unearned prepaid loan interest will be applied to keep the Contract in force because this amount will be available to pay the Monthly Deduction and because the premium for the Contract will not be in default until the Cash Surrender Value is insufficient to cover the Monthly Deduction. Any payment you make after unearned prepaid loan interest has been applied in this manner will first be used to replace unearned prepaid loan interest so applied.
The Contract provides for a 61-day grace period that is measured from the date on which we send notice. Thus, the Contract does not lapse, and the insurance coverage continues, unless the grace period expires and we have not received the required amount. We will send you notice on or after the Monthly Anniversary on which (1) the Cash Surrender Value is insufficient to pay the Monthly Deduction chargeable on the Monthly Anniversary or (2) the Contract Debt exceeds the Accumulated Value less any Decrease Charge and the Death Benefit Guarantee is not in effect. The notice will specify the payment required to keep the Contract in force and the termination date.
In order to prevent lapse, you must during the grace period make the required premium payment or make the required loan repayment as stated in the notice. Failure to make a sufficient payment within the grace period will result in lapse of the Contract without value.
For all Contracts except those issued in New Jersey and New York, at the commencement of the grace period, we will transfer your Contract’s Accumulated Value attributable to the Variable Account (that is, the Accumulated Value in excess of the amount held in the Loan Account) into our General Account. For Contracts issued in New Jersey and New York, if the Contract

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Payment and Allocation of Premiums
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enters the grace period, any Accumulated Value in the Subaccount(s) will be transferred to the General Account and will be credited with interest at an effective annual rate of 4.5% from the commencement of the grace period to the date we receive the required payment. If you make sufficient payments during the grace period to avoid lapse of the Contract, then any Accumulated Value in excess of the amount to be held in the Loan Account will be reallocated to the Variable Account upon receipt of such payments. The amount reallocated to the Variable Account will be reduced by the amount of any Monthly Deductions not paid during the grace period. The amount allocated to the Variable Account will be allocated among the Subaccount(s) in the same proportion as the Accumulated Value was transferred to the General Account from the Subaccount(s) at the commencement of the grace period.
If a sufficient payment is made during the grace period, we will allocate Net Premiums among the Subaccount(s) according to the current Net Premium allocation and then any amount required to pay unpaid Contract charges will be deducted. See “Allocations of Premiums and Accumulated Value” in this section.
If the Insured dies during the grace period, the proceeds under the Contract will equal the amount of the Death Benefit and any additional life insurance benefits on the Insured provided by rider as of the Monthly Anniversary on or immediately preceding the commencement of the grace period, reduced by any Contract Debt and the amount needed to cover the Monthly Deduction through the month of death.
If the Contract lapses, a tax may result.
If a sufficient payment is not made during the grace period, the Contract will lapse without value and insurance coverage will end as of the expiration of the grace period. The Contract will have no Accumulated Value or Cash Surrender Value upon termination of the Contract. Reinstatement within 90 days of lapse and within the same calendar year as the lapse is most beneficial for minimizing related taxes.
On any Monthly Anniversary when the Death Benefit Guarantee is in effect, the Contract will not lapse. See “CONTRACT BENEFITS—Death Benefit Guarantee”.
Reinstatement
Unless a Contract has been surrendered, it may be reinstated within five years after 1) the date the grace period ends if, on that date, the Contract terminated; or 2) the Contract terminated under the Termination from Excess Loan contract provision. You may reinstate the Contract by submitting the following items to us:
♦	Written application for reinstatement;
♦	Evidence of insurability satisfactory to us;
♦	Payment or reinstatement of any Contract Debt that existed on the date the grace period expired; and
♦	A payment that is sufficient to cover:
(1)payment of any unpaid Monthly Deductions for the grace period; and
(2)a premium repayment sufficient to increase Cash Surrender Value (that is, the Accumulated Value less any Contract Debt and any Decrease Charge) to an amount at least equal to the Monthly Deductions and interest on Contract loans for the next two Contract Months, based on Unit Values on the date of reinvestment.
The amount of your Cash Surrender Value on the date of reinstatement will equal the Accumulated Value on that date less any reinstated Contract Debt and any reinstated Decrease Charge. The amount of Accumulated Value on the date of reinstatement will equal:
♦	the Accumulated Value as of the expiration of the grace period before termination of the Contract; plus
♦	any premiums received at the time of reinstatement, reduced by any Premium Expense Charges; less
♦	any Monthly Deductions and any loan interest due for the grace period; less
♦	the Monthly Deduction for the next Contract Month.
Contract charges will, in effect, be calculated and reinstated on a reinstated Contract as if the Contract had been reinstated effective as of the expiration of the grace period. Any Decrease Charge and any Initial

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Payment and Allocation of Premiums
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Monthly Administrative Charge that applied to the Contract at the expiration of the grace period will be reinstated. The period of time from Contract lapse until Contract reinstatement will not be taken into account in determining when the 15-year-time periods for the Decrease Charge and the Initial Monthly Administrative Charge expire or in determining when the first Contract Year expires for the purpose of calculating the Contingent Deferred Sales Charge. Moreover, the Monthly Deductions and any loan interest that would have otherwise been payable during the grace period must be paid before reinstatement.
The effective date of reinstatement will be the date on which the reinstatement application was approved.
A Contract that is reinstated more than 90 days after lapse has a higher likelihood of becoming a MEC (see “FEDERAL TAX MATTERS”).
The Death Benefit Guarantee cannot be reinstated after lapse of the Contract. See “CONTRACT BENEFITS—Death Benefit Guarantee”.

Charges and Deductions
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We will deduct charges in connection with the Contract to compensate us for:
♦	providing the insurance benefits set forth in the Contract and any additional insurance benefits added by rider;
♦	administering the Contract;
♦	assuming certain risks in connection with the Contract; and
♦	incurring expenses in distributing the Contract.
The nature and amount of these charges are described more fully below.
Premium Expense Charges
Percent of Premium Charge
Sales charges, generally called “sales load”, will be deducted to compensate us for the costs of selling the Contract. These costs include sales commissions, the printing of prospectuses and sales literature, and advertising. The percent of premium charge is a front-end sales load and is 5% of each premium payment. It will be deducted from each premium payment prior to allocation of the Net Premium to the Variable Account. The percent of premium charge may not be deducted in certain situations.
The sales charges in any Contract Year are not necessarily related to actual distribution expenses incurred during that Contract Year. Instead, we expect to incur the majority of distribution expenses in the early Contract Years and to recover any deficiency over the life of the Contract. To the extent that sales and distribution expenses exceed sales loads (both front-end and deferred) in any year, we will pay them from our other assets or surplus in our General Account, which includes amounts derived from the mortality and expense risk charge.
Premium Processing Charge
We will deduct a maximum amount equal to $2.00 per premium payment (a maximum amount of $1.00 for automatic payment plans) to compensate us for the cost of collecting and processing premiums. This amount will be deducted from each premium payment prior to its allocation to the Variable Account. The premium processing charge may not be deducted in certain situations.
Accumulated Value Charges
Decrease Charge
The Contract provides for the Decrease Charge, which is a deferred charge that will be imposed if you surrender the Contract or let it lapse, or in part if you request a decrease in the Face Amount, in each case at any time before 180 Monthly Deductions (120 Monthly Deductions for VUL 1 Contracts) have been made after issuance of a Contract or after a requested increase in Face Amount. The term “Decrease Charge” is used to describe this charge because, during the applicable

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Charges and Deductions
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period, the charge is imposed in connection with a decrease in the Face Amount, either as a result of a requested decrease in Face Amount or as the result of lapse or full surrender of the Contract (which can be viewed as a decrease in the Face Amount to zero).
The Decrease Charge consists of the Contingent Deferred Sales Charge (described below) and the Deferred Administrative Charge (described below). The Contingent Deferred Sales Charge compensates us for the cost of selling the Contracts, including sales commissions, the printing of prospectuses and sales literature, and advertising. The Deferred Administrative Charge reimburses us for administrative expenses in connection with the issuance of the Contract, including medical exams, review of applications for insurance underwriting decisions, and processing the applications and establishing Contract records. (Similar administrative and sales expenses are expected in connection with future changes in the Contract initiated by the Contract Owner which involve “insurability” decisions, such as applications for increases in Face Amount.)
The following sections describe how the amount of the Contingent Deferred Sales Charge and the Deferred Administrative Charge will be determined and how these charges will be deducted from Accumulated Value.
Amount of Contingent Deferred Sales Charge—Initial Face Amount
At Contract issuance, a maximum Contingent Deferred Sales Charge equal to 25% of the CDSC Premium was calculated. This premium amount is used solely for the purpose of calculating the Contingent Deferred Sales Charge.
The CDSC Premium is an annual premium amount determined by us on the same basis as the Death Benefit Guarantee Premium (see “CONTRACT BENEFITS— Death Benefit Guarantee”), except that the CDSC Premium, unlike the Death Benefit Guarantee Premium, will not take into account any additional charge for an Insured in a substandard premium class, any charge for additional insurance benefits added by rider, or the Basic Monthly Administrative Charge of $10.00 per month, or any premium processing charge.
The maximum Contingent Deferred Sales Charge based on the applicable CDSC Premium will be shown in the Contract. The actual Contingent Deferred Sales Charge may be lower than the maximum charge and may be zero. Even though the Death Benefit Guarantee Premium may change after issuance of the Contract, once the CDSC Premium is determined, it will not change.
Amount of Contingent Deferred Sales Charge—Increases in Face Amount
If the Face Amount is increased, we will compute a maximum Contingent Deferred Sales Charge for the increase equal to 25% of the CDSC Premium for the increase. The Contingent Deferred Sales Charge for an increase, if imposed, will never exceed the lesser of (1) 25% of the CDSC Premium for the increase and (2) 25% of the amount of premiums attributable to the increase made during the 12 Contract Months after the effective date of the increase. The actual Contingent Deferred Sales Charge may be lower than the maximum charge and may be zero.
Amount of Deferred Administrative Charge
At Contract issuance, we computed a Deferred Administrative Charge. In general, this charge equals an amount per $1,000 of Face Amount based upon the initial Face Amount, the Insured’s Attained Age at Contract issuance, the Insured’s sex (in most states), and whether the Insured is a tobacco user. For Insureds with an Attained Age under 18, the Deferred Administrative Charge equals an amount per $1,000 of Face Amount based upon the initial Face Amount and the Insured’s Age at Contract issuance. The maximum Deferred Administrative Charge per $1,000 of Face Amount is stated in your Contract.
The maximum Deferred Administrative Charge, as determined at Contract issuance, will be reduced as Monthly Deductions are made. Beginning on the Date of Issue, and continuing on each Monthly Anniversary until 180 Monthly Deductions (or 120 Monthly Deductions for VUL 1 Contracts) have been made, this Deferred Administrative Charge will be reduced in level amounts until it becomes zero at the end of the 180-month period (or 120-month period for VUL 1 Contracts).

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Charges and Deductions
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If the Face Amount is increased, a separate Deferred Administrative Charge will be calculated for the increase in an amount determined in the same manner as for the initial Face Amount, (except that the Insured’s Attained Age on the effective date of the increase will be used and the charge per $1,000 of Face Amount to be applied to the increase will be based on the amount of the entire new Face Amount after giving effect to the increase). The part of the Deferred Administrative Charge attributable to the increase will be charged and reduced in accordance with the same principles as applicable to the basic Deferred Administrative Charge. The maximum Deferred Administrative Charge for an increase will be determined on the effective date of the increase and will then be reduced in level amounts until it becomes zero at the end of the 180-month period (or 120-month period for VUL 1 Contracts).
The administrative expenses covered by the Deferred Administrative Charge are the same expenses covered by the Initial Monthly Administrative Charge included in the Monthly Deduction. See “Monthly Deduction” below. Even though the same administrative expenses are covered by both charges, we will not be reimbursed twice for these issuance expenses. Except as described below for spouse riders, these two charges have been calculated so that these administrative expenses related to issuance will generally be collected either through the Monthly Deduction (which covers these charges through the Initial Monthly Administrative Charge) or through the Decrease Charge (which covers these charges through the Deferred Administrative Charge).
Each of these charges applies until 180 Monthly Deductions (120 Monthly Deductions for VUL 1 Contracts) have been made, and the scheduled reductions in the Deferred Administrative Charge described above over this period have been calculated to take into account the amount of issuance expenses that would have already been collected through the Initial Monthly Administrative Charge. In effect, the collection of the Deferred Administrative Charge included in the Decrease Charge, which would be collected only upon lapse or surrender of the Contract or in part upon a requested decrease in Face Amount, would be an “acceleration” of the amounts that otherwise would have been paid during this period through the Initial Monthly Administrative Charge included in the Monthly Deduction. If the Deferred Administrative
Charge is imposed in part due to a requested decrease in Face Amount, the amount of the Initial Monthly Administrative Charge will be reduced accordingly.
The discussion in the immediately preceding paragraph does not apply to spouse riders. The Deferred Administrative Charge is not an “acceleration” of the Initial Monthly Administrative Charge applicable to any spouse rider providing insurance benefits on the Insured’s spouse. An Initial Monthly Administrative Charge will arise upon issuance of a spouse rider, but no Deferred Administrative Charge will be calculated. If the Contract lapses or is surrendered during a period when the Initial Monthly Administrative Charge is being applied for spouse rider benefits, this charge will not be collected through the Deferred Administrative Charge or otherwise, unless the Contract is reinstated. See “PAYMENT AND ALLOCATION OF PREMIUMS—Contract Lapse and Reinstatement”.
Method of Deduction and Effect of Decrease Charge
The Decrease Charge will be treated as a deduction against your Accumulated Value, and will compensate us for sales and issuance expenses described above upon surrender or lapse of the Contract or in part upon your request for a decrease in Face Amount. Otherwise, the Decrease Charge will not be taken out of the Accumulated Value held for investment under the Contract. The Accumulated Value will continue to reflect the investment experience of the selected Subaccount(s), although the Decrease Charge will be treated as a deduction for purposes of determining the Contract’s Cash Surrender Value.
This treatment will affect various Contract rights. Deducting the Decrease Charge in determining the Cash Surrender Value will affect
♦	the amount available for Contract loans,
♦	the amount available in connection with full or partial surrenders, and
♦	the amount available to pay Monthly Deductions, which will, subject to the Death Benefit Guarantee, determine the Contract’s duration and possible lapse.

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Charges and Deductions
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If you request a decrease of the Face Amount, that part of any existing Decrease Charge attributable to the decrease will reduce the Accumulated Value attributable to your Contract, and the Decrease Charge will be reduced by the part of the Decrease Charge reflecting the decrease. The amount by which the Decrease Charge is reduced will be allocated against the Subaccount(s) of the Variable Account in the same manner that Monthly Deductions are allocated against the Subaccount(s). See “Charges Against Accumulated Value—Monthly Deductions” below. If the Cash Surrender Value is not sufficient to cover the Decrease Charge imposed in connection with the requested decrease, the requested decrease will not be made.
The Decrease Charge imposed for a requested decrease in Face Amount will be determined by using the Decrease Charge then applicable to various parts of the current Face Amount in the following order: (1) the Decrease Charge for the most recent increase; (2) the Decrease Charge for the next most recent increases successively; and (3) the Decrease Charge for the initial Face Amount.
Reinstatement of Decrease Charge
If a Contract lapses and is then reinstated, any Decrease Charge applicable at the time of lapse will also be reinstated.
Monthly Deduction
Charges will be deducted on the Contract Date and each Monthly Anniversary from the Accumulated Value of the Contract to compensate us for administrative expenses and the insurance provided by the Contract.
The Monthly Deduction consists of the following three components:
♦	the cost of insurance,
♦	insurance underwriting and expenses in connection with issuing the Contract or any increase in Face Amount, and the costs of ordinary administration of the Contract, and
♦	the cost of any additional benefits added by rider.
Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.
We will take the Monthly Deduction on the Contract Date and on each subsequent Monthly Anniversary prior to the Insured’s Attained Age 100 (or the Maturity Date for VUL 1 Contracts or Contracts issued in New York). (On the Contract Date, a Monthly Deduction covering the period of time from the Date of Issue until the first Monthly Anniversary will be deducted and, if any Monthly Anniversary occurs prior to the Contract Date, the Monthly Deduction(s) for such Monthly Anniversaries will also be made on the Contract Date.) The Monthly Deduction will be deducted from the Accumulated Value of the Contract by redeeming units from the Subaccounts of the Variable Account. The Monthly Deduction will be allocated against each Subaccount in the same proportion that the Contract’s Accumulated Value in each Subaccount bears to the total Accumulated Value of the Contract, less the Accumulated Value in the Loan Account, at the Monthly Anniversary. Subject to our approval, you may specify a different allocation for the Monthly Deduction.
Cost of Insurance
Because the cost of insurance depends upon several variables, the cost for each Contract Month can vary from month to month. We will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk divided by 1,000 for each Contract Month. The net amount at risk on any Monthly Anniversary is the amount by which the Death Benefit which would have been payable on that Monthly Anniversary exceeds the Accumulated Value on that Monthly Anniversary. For the purposes of this calculation, the Death Benefit will be divided by 1.0040741, which reduces the net amount at risk by taking into account assumed monthly earnings at an annual rate of 5%. (For VUL 1 Contracts, the annual rate is 4%, and the Death Benefit will be divided by 1.0032737.) In general, the actual cost of insurance rate will be lower for Contracts having a Face Amount at issuance or after a requested increase that

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Charges and Deductions
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equals or exceeds the following amounts: $500,000-$999,999; and $1,000,000 (Face Amount equals or exceeds $250,000 for VUL 1 Contracts).
Cost of insurance rates will be based on the Face Amount and the sex (in most states), issue age, Attained Age and premium class of the Insured. The actual monthly cost of insurance rates will be based on our expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Contract. These guaranteed rates are based on the Insured’s Attained Age and the 1980 Commissioners Standard Ordinary Mortality Table.
We will determine the monthly cost of insurance separately for each component of the net amount at risk, using the cost of insurance rate applicable to the component, in the following order:
(1)the initial Face Amount;
(2)successively, each increase in Face Amount up to the Face Amount in force, in the order in which the increase took effect; and
(3)any Death Benefit that would be payable by reason of Accumulated Value calculations (that is, whenever the Death Benefit is based on the applicable percentage of Accumulated Value) over the Face Amount in force.
For example, when a Contract Owner has elected to make an increase in the Face Amount, the monthly cost of insurance would be computed separately on the initial Face Amount using the cost of insurance rate for the premium class determined upon Contract issuance, and to each increase in Face Amount using the cost of insurance rate for the premium class determined for such increase as specified in the supplement to the Contract evidencing that increase.
Because the monthly cost of insurance must be determined separately for each component of the net amount at risk described above, the Accumulated Value must be allocated to each component. For purposes of determining the net amounts at risk for each component if Option B is in effect, the Accumulated Value will first be considered a part of the initial Face Amount, and then each successive increase in the Face
Amount. If the Accumulated Value is greater than the initial Face Amount, it will be considered a part of each increase in order, starting with the first increase.
When Option A is in effect, the Accumulated Value is not included within the Face Amount. Accordingly, the cost of insurance rates applicable will be the rate(s) applicable to the Face Amount (and any increases in Face Amount). The cost of insurance rate applicable to the remaining Death Benefit, if any, that would be payable by reason of Accumulated Value calculations (which is the remainder of the net amount at risk) will be that applicable to the initial Face Amount.
Any change in the net amount at risk will affect the total cost of insurance paid by the Contract Owner. For example, because generally the net amount at risk equals the excess of the Death Benefit over the Accumulated Value, the net amount at risk may be affected by changes in the Accumulated Value, in the Face Amount, or in the Death Benefit Option in effect. See “CONTRACT BENEFITS—Death Benefits—Accumulated Value and Cash Surrender Value”.
Premium Class
The premium class of an Insured will affect the cost of insurance rates. We currently place Insureds into standard premium classes and into rated premium classes, which involve a higher mortality risk. In an otherwise identical Contract, an Insured in the standard premium class will have a lower cost of insurance than an Insured in a premium class with higher mortality risks. The premium classes are also divided into two categories: tobacco users and non-tobacco users. Non-tobacco user Insureds will generally incur lower cost of insurance rates than Insureds who are classified as tobacco users. (VUL 1 Contracts have the premium classes of Smoker and Nonsmoker.) In addition, certain Insureds over Attained Age 18 and less than Attained Age 75 who are non-tobacco users and who meet special underwriting requirements may be classified as preferred. (A preferred premium class is not available on VUL 1 Contracts.) An Insured in a preferred premium class will have a lower cost of insurance than an Insured in a standard or rated premium class.

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Charges and Deductions
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Any Insured with an Attained Age at issuance under 18 will not be classified initially as a tobacco user or a non-tobacco user. When the Insured reaches Attained Age 18 (VUL 1 Attained Age 20), he or she will then be classified as a tobacco user, unless the Insured provides satisfactory evidence that he or she is a non-tobacco user. We will provide notice to you of the opportunity for the Insured to be classified as a non-tobacco user when the Insured reaches Attained Age 18 (VUL 1 Attained Age 20). For VUL 1 Contracts, Smoker and Nonsmoker replace references to tobacco and non-tobacco.
Monthly Administration Charges
We have primary responsibility for the administration of the Contract and the Variable Account. As a result, we expect to incur certain ordinary administrative expenses and certain issuance expenses. A monthly administration charge included in the Monthly Deduction will be used to reimburse us for these expenses, except to the extent that these expenses are reimbursed through the collection of the Deferred Administrative Charge included in the Decrease Charge, which is, in effect, an “acceleration” of the initial administrative charge described below.
There are two administrative charges included in the monthly administration charge—a Basic Monthly Administrative Charge that is collected every Contract Month and an Initial Monthly Administrative Charge that is deducted as part of the first 180 Monthly Deductions (120 Monthly Deductions for VUL 1 Contracts) following Contract issuance and following any requested increase in Face Amount.
Basic Monthly Administrative Charge
We will deduct a Basic Monthly Administrative Charge of $10.00 ($4.00 for VUL 1 Contracts) from the Accumulated Value on the Contract Date and each Monthly Anniversary prior to the Insured’s Attained Age 100 (or the Maturity Date for VUL 1 Contracts or Contracts issued in New York). For VUL 1 Contracts with a spouse rider, an additional $2.00 is included in the Basic Monthly Administrative Charge. The Basic Monthly Administrative Charge is intended to reimburse us for ordinary administrative expenses expected to be incurred, including record keeping, processing Death Benefit claims, certain Contract changes, preparing and mailing reports, and overhead costs.
Initial Monthly Administrative Charge
We will deduct the Initial Monthly Administrative Charge from the Accumulated Value as part of the first 180 Monthly Deductions (120 Monthly Deductions for VUL 1 Contracts) following Contract issuance, commencing with the Monthly Deduction(s) collected on the Contract Date. This monthly charge will equal an amount per $1,000 of Face Amount based upon the Insured’s Attained Age at Contract issuance and, except for Insureds with an Attained Age at Contract issuance under 18, the Insured’s sex (in most states) and upon whether the Insured is a tobacco user or not. The Initial Monthly Administrative Charge per $1,000 of Face Amount is stated in your Contract. The Initial Monthly Administrative Charge will be less for Contracts having a Face Amount at issuance that equal or exceed the following amounts: $500,000-$999,999; and $1,000,000 (equal or exceed $250,000 for VUL 1 Contracts).
If the Face Amount is increased, we will deduct a separate Initial Monthly Administrative Charge for increases from the Accumulated Value as part of the first 180 Monthly Deductions (120 Monthly Deductions for VUL 1 Contracts) after the increase. The deductions will begin with the Monthly Anniversary on which the increase becomes effective. We will determine this separate Initial Monthly Administrative Charge for increases in the same manner as for the initial Face Amount, except that the Insured’s Attained Age on the effective date of the increase will be used and the charge per $1,000 of Face Amount to be applied to the increase will be based on the amount of the entire new Face Amount after giving effect to the increase.
If a spouse rider providing additional insurance benefits on the Insured’s spouse is added, we will deduct a separate Initial Monthly Administrative Charge from the Accumulated Value as part of the first 180 Monthly Deductions after the issuance of the spouse rider. The deductions will begin with the Monthly Anniversary on which the spouse rider becomes effective. This additional Initial Monthly Administrative Charge will be determined in the same manner as for the initial Face

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Charges and Deductions
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Amount, except that the spouse’s Attained Age and tobacco user status and sex (in most states) on the effective date of the rider will be used.
The Initial Monthly Administrative Charge is intended to reimburse us for administrative expenses in connection with the issuance of the Contract, including medical exams, review of applications for insurance underwriting decisions, and processing of the applications and establishing Contract records. Similar expenses are expected in connection with future changes in the Contract initiated by the Contract Owner which involve “insurability” decisions, such as applications for increases in Face Amount and the issuance of spouse riders.
The issuance expenses covered by the Initial Monthly Administrative Charge are the same expenses covered by the Deferred Administrative Charge included in the Decrease Charge. We will not, however, be reimbursed twice for these expenses. As described in “CHARGES AND DEDUCTIONS—Accumulated Value Charge—Decrease Charge”, and except in the case of charges attributable to spouse riders (see discussion below), if a Contract lapses or is totally surrendered during the period when the Initial Monthly Administrative Charge applies, or if a requested decrease in Face Amount occurs during the period when the Initial Monthly Administrative Charge generally applies, the Initial Monthly Administrative Charge will, in effect, generally be “accelerated” and collected in the form of the Deferred Administrative Charge included in the Decrease Charge.
Because the Deferred Administrative Charge included in the Decrease Charge is in effect an “acceleration” of the Initial Monthly Administrative Charge, the imposition of the Deferred Administrative Charge will generally eliminate or reduce the Initial Monthly Administrative Charge. If the Contract lapses or is totally surrendered during the period when the Initial Monthly Administrative Charge applies so that the Decrease Charge is imposed, the Initial Monthly Administrative Charge will not be collected. If the Face Amount is decreased at the Contract Owner’s request during this period so that the Decrease Charge (including the Deferred Administrative Charge) is imposed in part, we will reduce the Initial Monthly Administrative Charge because of the Deferred Administrative Charge imposed (being applied to reduce proportionately or eliminate the Initial Monthly Administrative Charge attributable to that portion of the Face Amount covered by the Decrease Charge).
If a Contract lapses and is then reinstated, we will reinstate the Initial Monthly Administrative Charge until a total of 180 Monthly Deductions (120 Monthly Deductions for VUL 1 Contracts) have been taken.
No Deferred Administrative Charge will be calculated for the issuance of a spouse rider, even though a separate Initial Monthly Administrative Charge will be calculated for spouse riders. As a result, the Initial Monthly Administrative Charge attributable to a spouse rider will not be “accelerated” and collected in the form of the Deferred Administrative Charge upon surrender or lapse or upon a requested decrease in Face Amount. If a lapse or total surrender of the Contract or a cancellation of the spouse rider occurs during the period when an Initial Monthly Administrative Charge applies for a spouse rider, the charge will not be collected. If a requested decrease on a spouse rider occurs during this period, the Initial Monthly Administrative Charge attributable to the spouse rider will be reduced proportionately.
Additional Insurance Benefits Charges
The Monthly Deduction will include charges for any additional insurance benefits added to the Contract by rider. These charges are for insurance protection, and the monthly amounts will be specified in the Contract. See “OTHER INFORMATION—Additional Insurance Benefits”.
Partial Surrender Charge
We may deduct a partial surrender charge of $25 from the amount withdrawn for each partial surrender to compensate us for the administrative costs in effecting the requested payment and in making necessary calculations for any reductions in Face Amount which may be required by reason of the partial surrender. This charge is guaranteed not to increase.

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Charges and Deductions
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Charges Against the Variable Account
Mortality and Expense Risk Charge
We will deduct a daily charge (the “mortality and expense risk charge”) from the value of the net assets of the Variable Account to compensate us for mortality and expense risks we assume. We guarantee not to charge a mortality and expense risk charge above an annual rate of .75%. We will deduct the daily charge from the net asset value of the Variable Account, and therefore the Subaccounts, on each Valuation Date. When the previous day or days were not a Valuation Date, the deduction on the Valuation Date will be multiplied by the number of days since the last Valuation Date.
The charge provides a source of revenue to cover expenses we expect to incur (such as commissions) and for any other legitimate corporate purposes including keeping the charge as retained profit or using such retained profit in the future as needed to cover adverse experience we might realize, such as with respect to overhead costs or death benefit claims that eventually prove to exceed those anticipated when we set cost of insurance charges.
Taxes
Currently, we make no charge against the Variable Account for federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will incur any federal income tax liability. Charges for other taxes, if any, attributable to the Variable Account may also be made.
Charges of the Fund
The value of the assets of each Subaccount reflects the investment advisory fee and other expenses incurred by the underlying Portfolio in which the Subaccount invests. For more information on these fees and expenses, refer to the “FEE TABLES” and the attached prospectus for the Fund.

Contract Rights
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Ownership Changes
While the Insured is living, ownership may be changed by giving us Notice if the new Owner is eligible under our bylaws. Any Debt on the Contract will have prior claim over any assignment. The Insured will keep all membership rights and privileges.
Loan Privileges
General
You may borrow money from us using the Contract as the only security for the loan. You may at any time after the Contract Date obtain Contract loans in an amount not exceeding in the aggregate 90% of the excess of Accumulated Value over any Decrease Charge on the date of any loan. The minimum amount of a loan for a VUL 1 Contract is $100. Loans have priority over the claims of any assignee or other person. The loan may be repaid in full or in part at any time while the Insured is living.
As used in this prospectus, the term “Loan Amount” means the sum of all unpaid Contract loans (including any prepaid loan interest added to the then outstanding Loan Amount), and the term “Debt” means the sum of all unpaid Contract loans less any unearned prepaid loan interest. The Loan Amount is used in calculating whether the requirement for the Death Benefit Guarantee has been satisfied. Contract Debt is used to calculate the Contract’s Cash Surrender Value and the amount of Death Benefit proceeds payable to the Beneficiary. In some cases, Contract Debt is used to determine whether the Contract will lapse.
Allocation of Contract Loan
We will allocate a Contract loan among the Subaccounts of the Variable Account in the same proportion that your Contract’s Accumulated Value in each Subaccount bears to the Contract’s total Accumulated Value in the Variable Account, as of the day on which the request is

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Contract Rights
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received or, if that is not a Valuation Date, on the next following Valuation Date. With our approval, you can select a different allocation.
Loans will normally be paid within seven days after receipt of Notice. Postponement of loans may take place under certain circumstances. See “OTHER INFORMATION—Postponement of Payments”.
Interest
The loan interest rate is 7.4% per year, as calculated in advance. Interest on any loan will be charged at that rate or its equivalent calculated in arrears. If interest is not paid when due, it will be added to the loan balance and will bear interest at the same rate.
Effect of Contract Loans
Accumulated Value equal to the portion of the Contract loan allocated to each Subaccount will be transferred from the Subaccount to the Loan Account, thereby reducing the Contract’s Accumulated Value in that Subaccount.
As long as the Contract is in force, Accumulated Value in the Loan Account will be credited with interest at an effective annual rate of 7%. No additional interest will be credited to these assets. The interest earned during a Contract Month will be credited at the end of the Contract Month. Any interest credited will be allocated to the Subaccount(s) in proportion to the Accumulated Value in the respective Subaccounts.
Although Contract loans may be repaid at any time, Contract loans will permanently affect the Contract’s potential Accumulated Value and Cash Surrender Value and may permanently affect the Death Benefit under the Contract. The effect on Accumulated Value and Death Benefit could be favorable or unfavorable depending on whether the investment performance of the Accumulated Value in the Subaccount(s) is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Contract under which no loan is made, values under the Contract will be lower when such interest credited is less than the investment performances of assets held in the Subaccount(s). In addition, the Death Benefit proceeds will be reduced by the amount of any outstanding Contract Debt.
The amount of any Contract loan will, subject to certain exceptions, be deducted from cumulative premium payments in determining whether the requirements for the Death Benefit Guarantee have been satisfied. As a result, a Contract loan could result in termination of the Death Benefit Guarantee. See “CONTRACT BENEFITS—Death Benefit Guarantee”.
Repayment of Contract Debt
You may repay Debt at any time while the Insured is living. All loan repayments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without preprinted registration), traveler’s checks, credit card courtesy checks, or third party checks. If not repaid, we will deduct Debt from any proceeds payable under the Contract. As Debt is repaid, your Contract’s Accumulated Value held in the Subaccount(s) of the Variable Account will be restored. We will allocate the amount of such repayment to the Subaccount(s) of the Variable Account in the same proportion that the Contract’s Accumulated Value in a Subaccount bears to the Contract’s total Accumulated Value in the Variable Account (you may select a different allocation basis with our approval). See “PAYMENT AND ALLOCATION OF PREMIUMS—Allocation of Premiums and Accumulated Value”.
When the entire Debt is repaid, interest that would be credited upon the assets held in the Loan Account during the period from the last Monthly Anniversary to the date of repayment will also be allocated to the Subaccount(s) in the same proportion as Debt repayments will be allocated. We will allocate the repayment of Debt as of the date on which the repayment is received or, if that is not a Valuation Date, on the next following Valuation Date.
Tax Considerations
Under the Technical and Miscellaneous Revenue Act of 1988, any loans taken from a “modified endowment contract”, as well as interest accruing on the loans, will be treated as a taxable distribution to the extent there is gain in the Contract. In addition, with certain

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Contract Rights
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exceptions, a 10% additional income tax penalty may be imposed on the portion of any loan and loan interest that is included in income. See “FEDERAL TAX MATTERS”.
Surrender Privileges
At any time before the death of the Insured, you may partially or totally surrender the Contract by giving us Notice. The Cash Surrender Value will equal the Accumulated Value less any Contract Debt and any Decrease Charge. You may elect to have the amount paid in cash or under a settlement option. See “CONTRACT BENEFITS—Payment of Contract Benefits”.
Verification of Identity
We require a Medallion Signature Guarantee for any surrender, partial surrender or loan disbursement in an amount of $500,000 or more. Certain requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent Financial representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for a:
♦	Request to receive funds with a value of $100,000 or more;
♦	Request to receive funds if there has been a change of address for the Contract Owner within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. You should consider the tax implications of a surrender or loan before you make a request. See "FEDERAL TAX MATTERS".
Complete information pertaining to your individual situation is available through our Service Center at (800) 847-4836.
Full Surrender
If you surrender the Contract in full, you will be paid the Cash Surrender Value of the Contract determined as of the date a Notice for surrender is received by us (or as of such later date as you shall specify in the Notice), or, if this date is not a Valuation Date, the next following Valuation Date. Insurance coverage ceases on the effective date of the surrender. Alternatively, at any time while the Insured is living (and before Attained Age 100) you may surrender this Contract and apply the Cash Surrender Value as a single premium to purchase paid-up life insurance on the Insured. Insurance coverage ceases on the effective date of the surrender.
Partial Surrender
Except as noted below, you may surrender the Contract in part for any amount, as long as the amount of the partial surrender is at least $500 and as long as the remaining Cash Surrender Value is not less than $500 (in each case with the Cash Surrender Value being determined on the day Notice is received by us, or if this is not a Valuation Date, the next following Valuation Date). The amount surrendered, including any surrender charge, will be deducted from the Subaccount(s) of the Variable Account in the same proportion that your Accumulated Value in the respective Subaccount(s) bears to the Contract’s total Accumulated Value in the Subaccount(s) at that time (you may select a different allocation basis with our approval). A surrender charge of $25 may be deducted by us from the amount withdrawn. For a discussion of certain limitations and considerations applicable to partial surrenders, see “Partial Surrenders—Certain Other Considerations” in this section.
We will not execute a request for partial surrender if or to the extent the requested partial surrender would reduce the Face Amount below $5,000. For VUL 1

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Contract Rights
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Contracts, we will not execute a request for partial surrender if or to the extent the requested partial surrender would reduce the Face Amount below the Minimum Face Amount. Also, if a partial surrender would decrease the Face Amount, we will not execute the partial surrender to the extent that it would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance. See “PAYMENT AND ALLOCATION OF PREMIUMS—Amount and Timing of Premiums—Premium Limitations”.
Effect of Partial Surrenders on Face Amount and Death Benefit
A partial surrender will always decrease the Death Benefit and may also decrease the Face Amount. As described below, the effect of a partial surrender on the Death Benefit and the Face Amount may vary depending upon the Death Benefit Option in effect and whether the Death Benefit is based on the applicable percentage of Accumulated Value.
Option A—Effect of Partial Surrenders
The effect of a partial surrender on the Face Amount and Death Benefit under Option A can be described as follows. The Face Amount will never be decreased by a partial surrender. A partial surrender will, however, always decrease the Death Benefit under Option A by one of the following amounts:
♦	If the Death Benefit equals the Face Amount plus the Accumulated Value, a partial surrender will reduce the Accumulated Value by the amount of the partial surrender and thus the Death Benefit will also be reduced by the amount of the partial surrender.
♦	If the Death Benefit immediately prior to the partial surrender is based on the Accumulated Value multiplied by the applicable factor, the Death Benefit will be reduced to equal, the greater of (a) the Face Amount plus Accumulated Value after deducting the partial surrender and (b) the Death Benefit based on the Accumulated Value multiplied by the applicable factor after deducting the partial surrender.
Option B—Effect of Partial Surrenders
The effect of a partial surrender on the Face Amount and Death Benefit under Option B can be described as follows:
♦	If the Death Benefit equals the Face Amount, a partial surrender will reduce the Face Amount and the Death Benefit by the amount of the partial surrender.
♦	If the Death Benefit is based on the Accumulated Value multiplied by the applicable factor and the amount of the partial surrender multiplied by the applicable factor is less than the Death Benefit immediately prior to the partial surrender minus the Face Amount at that time, the Face Amount will not be reduced and the Death Benefit will be reduced by the amount of the partial surrender multiplied by the applicable factor.
♦	If the Death Benefit immediately prior to the partial surrender is based on the Accumulated Value multiplied by the applicable factor and the amount of the partial surrender multiplied by the applicable factor exceeds the Death Benefit immediately prior to the partial surrender minus the Face Amount at that time, the Face Amount will be reduced by an amount equal to (a) minus (b) where:
(a)is the amount of the partial surrender, and
(b)is the result obtained by dividing (i) by (ii) where:
(i)is the difference between the Death Benefit and the Face Amount immediately prior to the partial surrender, and
(ii)is the applicable factor.
The Death Benefit will be reduced to equal the Face Amount after the partial surrender.
Partial Surrenders—Certain Other Considerations
The amount of any partial surrender will, subject to certain exceptions, be deducted from cumulative premium payments in determining whether the requirements for the Death Benefit Guarantee have been satisfied. As a result, a partial surrender could result in termination of the Death Benefit Guarantee.

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Contract Rights
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Because a partial surrender can affect the Face Amount and the Death Benefit (as described in this section), a partial surrender may also affect the net amount at risk under a Contract. The net amount at risk is, in general, the difference between the Death Benefit and the Accumulated Value and will be used in calculating the cost of insurance protection provided under the Contract.
We will not execute a request for partial surrender if or to the extent the requested partial surrender would reduce the Face Amount below $5,000. For VUL 1 Contracts, we will not execute a request for partial surrender if or to the extent the requested partial surrender would reduce the Face Amount below the Minimum Face Amount. Also, if a partial surrender would decrease the Face Amount, to the extent that the partial surrender would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code for life insurance, we will not effect such partial surrender.
Tax Considerations
Under the Technical and Miscellaneous Revenue Act of 1988, any surrender of a “modified endowment contract” will be treated as a taxable distribution. In addition, with certain exceptions, a ten percent (10%) additional income tax penalty will be imposed on the portion of any surrender that is included in income. See “FEDERAL TAX MATTERS”.
Free Look Privileges
The Contract provides for a “free look” privilege after any increase in Face Amount.
You may cancel a requested increase in Face Amount until the latest of the following:
♦	45 days after the application for increase is signed,
♦	10 days after you receive a Contract supplement for the increase in Face Amount, and
♦	10 days after we mail or personally deliver a notice of withdrawal right to you.
Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration of the Contract’s Accumulated Value allocated among the Subaccount(s) of the Variable Account as if it were a Net Premium, equal to all Monthly Deductions attributable to the increase in Face Amount (including rider costs arising from the increase).
This refund or credit will be made within seven days after we receive the request for cancellation on the appropriate form. In addition, the Decrease Charge will be adjusted, if necessary, so that it will be as though no increase in Face Amount had occurred. The notice of withdrawal right upon an increase in Face Amount will include a statement of the increase in the Decrease Charge and of the Initial Monthly Administrative Charge for increases attributable to the increase in Face Amount, as well as a form for requesting cancellation of the increase during the Free Look Period.
Net Premiums paid after an increase in Face Amount will be allocated to the Subaccount(s) of the Variable Account and will not be refunded following cancellation of the increase. Contract Owners who request an increase in Face Amount should consider this in deciding whether to make any premium payments during the Free Look Period for the increase.
Exchange Privileges
Exchange of Increase in Face Amount
During the first 24 months following an increase in Face Amount, you may on one occasion, without evidence of insurability, exchange the amount of the increase in Face Amount for a fixed benefit permanent life insurance contract. Premiums under this new contract will be based on the same issue age and premium class of the Insured as were applied on the effective date of the increase in the Face Amount of the Contract.

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Telephone and Online Transactions
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You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by reason of their not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses.
Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with written Notice. If, due to malfunction or other circumstances, the request is incomplete or not fully comprehensible, we will not process the transaction.
We reserve the right to suspend or limit telephone and online transactions.
Owners can complete certain transactions online at www.thrivent.com or complete telephone transactions by contacting the Service Center at (800) 847-4836.
Timely Processing
We will process all requests in a timely fashion. Requests received prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Unit Value as of the close of regular trading on the NYSE of the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

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Other Information
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Postponement of Payments
We will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice.
We may defer payment of any loan or surrender and any portion of the death proceeds in excess of the Face Amount (or the proceeds payable if the Insured is living on the Maturity Date for a Contract issued in New York) if (1) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets. Transfers and allocations of Accumulated Value to and against the Subaccounts of the Variable Account may also be postponed under these circumstances.
Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Contract Owner’s bank.
Term Conversion
Contract Owners may be eligible for a contractual conversion incentive to convert their Thrivent Financial term insurance contract(s) or rider(s) to permanent coverage.
If you are eligible for and exercise the conversion privilege found in eligible Thrivent Financial term contracts and riders, Thrivent Financial will give you a credit toward the first premium payable for the new coverage. The amount of the credit will not be less than $1.00 per $1,000 of term insurance that is converted.
Review this opportunity with your Thrivent Financial representative to determine whether it is available to you and right for you.
Additional Insurance Benefits
We offer several riders or additional benefits that you can add to your Contract. Certain of these riders are subject to age and underwriting requirements and may be added or cancelled at any time. The cost of these additional insurance benefits will be deducted from the Accumulated Value as part of the Monthly Deduction. See “FEE TABLES”. Your Thrivent Financial representative can help you determine whether certain riders are appropriate for you. We describe any riders you choose to add more fully in your Contract.
Accidental Death Rider
This rider increases the total Death Benefit upon proof of accidental death of the Insured. Coverage under this rider terminates on the Contract Anniversary after the Insured’s 70th birthday. The charge for this benefit is a per thousand rate (which varies by Attained Age and sex [in most states]) multiplied by the amount of rider coverage.
Disability Waiver Rider
This rider credits an amount to the Contract on each Monthly Anniversary if the Insured becomes totally disabled while this rider is in effect. The amount credited will be 1/12th of the selected amount, or the Monthly Deduction if greater. Benefits are payable after the disability has continued for six months and while disability continues. The charge for this benefit is a percentage rate (which varies by issue age and duration) multiplied by the selected amount to be waived.
Spouse Insurance Rider
This rider provides a level amount of term life insurance on the spouse of the Insured. This rider or a portion of this rider may be converted to permanent insurance, without proof of insurability, through age 75. On the death of the Insured, the spouse has the right to convert to term or permanent coverage within 90 days. The charge for this benefit is a per thousand cost of insurance rate (which will vary by issue age, duration, sex [in most states], premium class and Face Amount) multiplied by the amount of rider coverage. If you do not currently have this rider on your Contract, it can no longer be added.
Child Insurance Rider
This rider provides term life insurance on the Insured’s children. The amount of Death Benefit for each child is as follows: Birth through first 14 days: no benefit; 15

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Other Information
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days up to 6 months: one half of amount of rider coverage; 6 months until age 21: full amount of rider coverage. At age 21, up to five times this benefit amount can be purchased without proof of insurability. On the death of the Insured, paid-up term insurance will be provided on each child, until the child’s 21st birthday. The charge for this benefit is a per thousand rate multiplied by the amount of rider coverage.
Guaranteed Increase Rider
This rider guarantees the owner the option to increase the Face Amount of the Contract without proof of insurability on each of several fixed increase option dates, or on alternate additional increase option dates. Coverage under this rider terminates on the earlier of the Contract Anniversary after the Insured’s 43rd birthday or when the maximum number of increase options have been exercised. The charge for this benefit is a per thousand rate (which varies by rider issue age and sex [in most states]) multiplied by the amount of rider coverage.
Cost of Living Rider
This benefit essentially adjusts the Face Amount of the Contract and, correspondingly, your premium payments to keep pace with the Consumers’ Price Index. As a result of increasing the Face Amount, the Monthly Deductions will increase. There is no separate charge to implement this benefit. However, by electing the benefit you should anticipate increasing costs associated with increasing your Face Amount. This benefit terminates at the earlier of your Age 65, 20 Contract Years or until the initial Face Amount doubles.
Accelerated Benefits Rider
This benefit pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 12 months or less or has been in a nursing home for at least six consecutive months and is expected to remain there for the rest of his or her life. Tax consequences may result. See “FEDERAL TAX MATTERS.”
Accelerated Death Benefit for Terminal Illness Rider
This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states. The rider is designed to provide an income-tax free benefit under IRC section 101(g). In rare circumstances, tax consequences may result. See “FEDERAL TAX MATTERS”. The fee to exercise this benefit is up to $150.
CharitAbility®
CharitAbility® for Life is a benefit that enables Contract Owners to increase their charitable gifts to Lutheran charitable organizations and congregations. CharitAbility® for Life is available for no additional premium whenever a Contract Owner has designated a Lutheran charitable organization or congregation as a beneficiary for at least $1,000 of Death Benefit on his or her Contract.
Upon the death of the Insured, the Lutheran charitable organization or congregation will receive the Death Benefit proceeds as designated, and we will contribute an additional 10% of that amount to the charitable organization or congregation, up to $25,000 per insured. Any legally incorporated nonprofit Lutheran organization that qualifies under Internal Revenue Code Section 170(c) is eligible to receive CharitAbility® for Life benefits. The benefit may vary state-by-state and a representative of ours should be consulted as to whether and to what extent the benefit is available in a particular state and on any particular Contract. CharitAbility® for Life is not available on VUL 1 Contracts.

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Reservation of Certain Rights
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We reserve the right, to the extent permitted or required by law (including SEC rules under the 1940 Act), to eliminate or modify certain rights provided under the Contract:
♦	the withdrawal rights during any Free Look Period after an increase in Face Amount; and
♦	the exchange rights during the first 24 months following an increase in Face Amount.
We will provide Contract Owners with written notice if we exercise our right to eliminate or modify any of these rights. This reservation of certain rights is not applicable to Contracts issued in New York.

Federal Tax Matters
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address state or local tax consequences, or federal estate or gift tax consequences, associated with the purchase of the Contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT—FEDERAL, STATE OR LOCAL—OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.
Tax Status of the Variable Account
We are treated as the owner of the assets of the Variable Account for federal tax purposes. Also, the Variable Account is not separately taxed as a “regulated investment company” under the Code. Both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without tax under current law. We reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a
Contract for any federal, state, or local income taxes that are incurred and that we determine to be properly attributable to the Variable Account or the Contract. We will promptly notify you of any such charge.
Taxation of the Contract—In General
Tax Status of the Contract
Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. While the requirements of this section of the Code are complex and limited guidance has been provided from the Internal Revenue Service (the “IRS”) or otherwise, Thrivent Financial believes that the Contract will meet the current statutory definition of life insurance, which places limitations on the amount of premiums that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Contract will generally be excludable from the beneficiary’s gross income, and gains and other income credited under the Contract will not be taxable unless certain withdrawals are made (or deemed to be made) from the Contract prior to the Insured’s death, as discussed below. This tax treatment generally will only apply, however, if (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations, and (2) Thrivent Financial, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.
The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable

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Federal Tax Matters
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Account fails to comply with these diversification standards, the Contract will not be treated as a life insurance contract for federal income tax purposes and the Contract Owner would generally be taxed currently on the income on the Contract (as defined in the tax law). We expect that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.
In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income on a current basis. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain other IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in such rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.
Tax Treatment of Death Benefits
In general, the amount of the death proceeds payable from a Contract by reason of the death of the Insured is excludable from gross income under section 101 of the Code. Certain transfers of the Contract for valuable consideration, however, may result in a portion of the death proceeds being taxable.
If the death proceeds are not received in a lump sum and are, instead, applied under either settlement option 2, 3, 4 or 5, generally payments will be prorated between amounts attributable to the death proceeds, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death), which will be includible in the Beneficiary’s income. If the death proceeds are applied under settlement option 1 (Interest Income), the interest credited will be currently includible in the Beneficiary’s income.
Death proceeds may be subject to state and/or federal estate and/or inheritance tax. The entire amount of death proceeds will be included in the taxable estate of an Insured if the Insured possesses control (referred to as “incidents of ownership”) over the Contract at the time of death or control has not been transferred more than three years prior to death. Many factors determine if an estate is subject to estate and/or inheritance tax such as the size of the taxable estate, timing of death and the applicable state law.
Tax Deferral During Accumulation Period
Under existing provisions of the Code, except as described below, any increase in a Contract’s Accumulated Value is generally not taxable to the Contract Owner unless amounts are received (or are deemed to be received) from the Contract prior to the Insured’s death. If there is a full surrender of the Contract, an amount equal to the excess of the Accumulated Value over the “investment in the contract” will generally be includible in the Contract Owner’s income. The “investment in the contract” generally is the aggregate premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income.

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Federal Tax Matters
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Similarly, for VUL 1 Contracts and Contracts issued in New York, if the Insured is living on the Maturity Date, the amount payable on that date (Accumulated Value reduced by Contract Debt and unpaid Monthly Deductions) will be includible in the Contract Owner’s income if it exceeds the “investment in the contract.”
As discussed below, the taxation of partial surrenders and loans from the Contract depends, in part, upon whether the Contract is considered a “modified endowment contract” (“MEC”) for federal income tax purposes. Taxable income received from the Contract is treated as ordinary income for tax purposes.
Taxation of Contracts that Are Not MECs
Tax Treatment of Partial Surrenders from Contracts that Are Not MECs—In General
If the Contract is not a MEC (described below), the amount of any partial surrender from the Contract generally will be treated first as a non-taxable recovery of premium and then as income received from the Contract. Thus, a partial surrender from a Contract that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the partial surrender.
Certain Distributions Required by the Tax Law in the First 15 Contract Years
As indicated above, Section 7702 of the Code places limitations on the amount of premiums that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if cash distributions are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, upon a change from one Death Benefit Option to the other, if a partial surrender is made, and in certain other instances.
Tax Treatment of Loans from Contracts that Are Not MECs
If a Contract is not a MEC, a Contract loan generally will be treated as indebtedness of the Contract Owner. As a result, no part of any Contract loan will constitute income to the Contract Owner so long as the Contract remains in force. However, in those situations where the interest rate credited to the Loan Account equals or is nearly the same as the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Contract lapses when a Contract loan is outstanding, the amount of the Contract loan outstanding, including any accrued and unpaid loan interest, will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includible in the Contract Owner’s income. Reinstatement of the lapsed contract within the same calendar year of the lapse may help minimize tax implications.
Generally, interest paid on any Contract loans will not be tax deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. Contract Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Contract.
Taxation of Contracts that Are MECs
Characterization of a Contract as a MEC
In general, a Contract will be considered a “modified endowment contract” under section 7702A of the Code (i.e., as a MEC) if (1) the Contract is received in exchange for a life insurance contract that was a MEC, or (2) the Contract is entered into on or after June 21, 1988 and premiums are paid into the Contract more rapidly than the rate defined by a “7-Pay Test.” This test generally provides that a Contract will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Contract at any time during the first 7 Contract Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Contract provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Contract (as defined in the tax law) will generally result in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during a 7-Pay testing period, including a Contract that lapses due to nonpayment of premiums (unless it is reinstated

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Federal Tax Matters
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within 90 days) will affect the application of this test. We will monitor the Contracts and will attempt to notify Contract Owners on a timely basis if a Contract becomes a MEC. The Contract Owner may then request that we take any steps that may be available to avoid treatment of the Contract as a MEC, if that is desired.
Tax Treatment of Partial Surrenders, Loans, Assignments, and Pledges Where a Contract is a MEC
If the Contract is a MEC, partial surrenders from the Contract will be treated first as withdrawals of income and then as a recovery of the investment in the Contract. Thus, partial surrenders will be includible in income to the extent the Accumulated Value exceeds the investment in the Contract. The amount of any outstanding loans, including any accrued loan interest, will be treated as a withdrawal for tax purposes. In addition, distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC.
The discussion above regarding the tax treatment of deductibility of interest on loans and of lapses while loans are outstanding under the caption “Tax Treatment of Loans from Contracts that Are Not MECs” also generally applies to Contracts which are MECs.
If the Contract Owner assigns or pledges any portion of the Accumulated Value (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal for tax purposes. The Contract Owner’s investment in the Contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Contract treated as a MEC, a Contract Owner should consult a tax advisor.
Penalty Tax
Generally, proceeds of a full or partial surrender (or the amount of any deemed withdrawal, such as in the case of loans, assignments and pledges) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income. This penalty tax does not apply where the surrender or deemed withdrawal is made (1) after the Contract Owner attains age 59 1⁄2, (2) because the Contract Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Contract Owner (or the joint lives or life expectancies of the Contract Owner and his or her Beneficiary, as defined in the tax law).
Aggregation of Contracts that Are MECs
All life insurance contracts which are treated as MECs and which are purchased by the same person from Thrivent Financial, or any of our affiliates, within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). Contracts issued by different companies that subsequently merged are not aggregated. The effects of such aggregation are not always clear; however, it could affect the amount of a full or partial surrender (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.
Contracts Not Owned by Individuals
In the case of life insurance contracts issued to a nonnatural taxpayer, or held for the benefit of such an entity, the tax law provides that a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of the contract even if no loans are taken under the contract. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a twenty percent owner, or an officer, director, or employee, of a trade or business. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax advisor.
Constructive Receipt Issues
The IRS could determine that a Contract Owner is in constructive receipt of the Accumulated Value if the Accumulated Value becomes equal to the Death Benefit, which can occur in some instances where the Insured is Attained Age 95 or older. In a case where there may be constructive receipt, an amount equal to the excess of the Accumulated Value over the investment in the contract could be includible in the Contract Owner’s income at that time.

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Federal Tax Matters
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Section 1035 Exchanges
Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance contract for another life insurance contract, an endowment contract, or an annuity contract. Special rules and procedures apply to section 1035 exchanges. If you wish to take advantage of section 1035 of the Code, you should consult your tax advisor.
Accelerated Death Benefits
If an Insured is “terminally ill,” as defined in the tax law, accelerated death benefits paid under a life insurance contract generally will be excludable from income under section 101 of the Code. Exceptions apply for certain business-related contracts. Under the tax law, an individual is considered “terminally ill” if the individual has been certified by a physician (as defined in the tax law) as having an illness or physical condition which can reasonably be expected to result in death in 24 months or less after the date of the certification.
Amounts paid under the Accelerated Benefits Rider may, in some (but not all) circumstances, satisfy this requirement. In addition, benefits under the Accelerated Benefits Rider may be excludable from income in certain other circumstances. If you wish to receive benefits pursuant to the Accelerated Benefits Rider and have not been certified by a physician as “terminally ill,” within the meaning of the tax law, you should consult a tax advisor regarding the tax treatment of such benefits.
Actions to Ensure Compliance with the Tax Law
We believe that the maximum amount of premiums and other values that we have determined for the Contracts will comply with the federal tax definition of life insurance under section 7702 of the Code. We will monitor the amount of premiums paid and, if the premiums paid exceed those permitted by the tax definition of life insurance, we will refund the excess premiums with interest thereon to the extent required by the Code. We also reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of life insurance.
Other Considerations
Changing the Contract Owner, exchanging the Contract, changing from one Death Benefit Option to another, and other changes under the Contract may have tax consequences (other than those discussed herein) depending on the circumstances of such change or event. Additionally, receipt of proceeds on the Maturity Date (if applicable) may have tax consequences. This list and the discussion herein are not exhaustive. Other transactions with respect to a Contract may also have federal income or other tax consequences. Federal estate, and state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of full and partial surrenders made under a Contract unless the Contract Owner notifies us in writing, and such Notice is received at the Service Center at or before the time of the full or partial surrender, that he or she elects not to have any amounts withheld. Regardless of whether the Contract Owner requests that no taxes be withheld or whether we withhold a sufficient amount of taxes, the Contract Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Contract Owner may also be required to pay penalties under the estimated tax rules if the Contract Owner’s withholding and estimated tax payments are insufficient to satisfy the Contract Owner’s tax liability.

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Sales and Other Agreements
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Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial on behalf of Thrivent Investment Management Inc. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this prospectus (commissions and other incentives are described below). As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an insurance producer of ours for purposes of the sale of the Contract.
Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase or increase coverage under a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase or increase coverage under one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions are paid to the financial representative at 50% of commissionable premiums when you make increases in coverage. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commission, if eligible. Your financial representative may receive premium-based compensation ranging from 0% to 9% of all premiums paid plus 0% to 0.3% of the Cash Surrender Value annually, for the life of the Contract, if eligible.
If you elect a settlement option, we pay commissions to the financial representative ranging from 0% to 0.25% of the premium applied to the settlement option, if eligible. Your financial representative may receive asset-based compensation of 0% to 0.3% of the cash value annually, for the life of the settlement option, if eligible.
In addition to commissions, we may pay or provide other promotional incentives. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:
♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

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Sales and Other Agreements
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♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and
♦	providing services to Contract Owners.
These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.
In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

Financial Statements
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The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.
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How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Applications:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8061
Additional Premiums (variable products):
Thrivent Financial
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, Withdrawals or Other Requests:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions, please contact 1-800-847-4836.
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Definitions
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Accelerated Benefits Rider. This benefit allows the Owner to receive a portion of the Death Benefit while the Insured is living.
Accumulated Value. The total amount of value held under a Contract at any time (which equals the sum of the amounts held in the Loan Account and Variable Account). The Accumulated Value, unlike the Cash Surrender Value, is not reduced by any Decrease Charge or Contract Debt.
Attained Age. On any day during the first Contract Year, the age of the Insured on the Date of Issue, and then, on any day during each succeeding Contract Year, the age of the Insured on the Contract Anniversary on or immediately prior to that day.
Basic Monthly Administrative Charge. A monthly charge to reimburse Thrivent Financial for ordinary administrative expenses expected to be incurred.
Beneficiary. The person(s) named by the Contract Owner to receive the death proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value. The Accumulated Value less any Contract Debt, the amount, if any, needed to cover unpaid Monthly Deductions and any Decrease Charge.
CDSC Premium. An annual premium amount determined by Thrivent Financial and used solely for the purpose of calculating the maximum Contingent Deferred Sales Charge.
Contingent Deferred Sales Charge. A Contingent Deferred Sales Charge to compensate Thrivent Financial for the cost of selling the Contract, including sales commissions, the printing of prospectuses and sales literature, and advertising.
Contract. The flexible premium variable life insurance contract offered by Thrivent Financial and described in this prospectus.
Contract Anniversary. The same date in each succeeding year as the Date of Issue.
Contract Date. The latest of (1) the Date of Issue; (2) the date Thrivent Financial received the first premium payment on the Contract at its Service Center and (3) any other date mutually agreed upon by Thrivent Financial and the Contract Owner.
Contract Month. The period from one Monthly Anniversary to the next. The first Contract Month was the period beginning on the Date of Issue and ending on the first Monthly Anniversary.
Contract Year. The period from one Contract Anniversary to the next. The first Contract Year was the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Date of Issue. The date shown on page 3 of the Contract that is used to determine Contract Anniversaries, Monthly Anniversaries, Contract Years and Contract Months, each of which is measured from the Date of Issue.
Death Benefit. The amount calculated under the applicable Death Benefit Option (Option A or Option B). The Death Benefit should be distinguished from the cash proceeds payable on the Insured’s death, which will be the Death Benefit less Contract Debt and any unpaid Monthly Deductions.
Death Benefit Guarantee. A feature of the Contract guaranteeing that the Contract will not lapse if on each Monthly Anniversary the total cumulative premiums paid under the Contract, less any partial surrenders and Contract Loan Amount, equal or exceed the sum of the Death Benefit Guarantee Premiums in effect for each Monthly Anniversary since the issuance of the Contract.
Death Benefit Guarantee Premium. A monthly premium amount specified in the Contract. The Death Benefit Guarantee Premium determines the payments required to maintain the Death Benefit Guarantee.
Death Benefit Option. Either of two death benefit options available under the Contract (Option A and Option B).

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Definitions
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Death Benefit Option A, or Option A. One of two Death Benefit Options available under the Contract. Under this option, the Death Benefit is the greater of (a) the Face Amount plus the Accumulated Value and (b) the applicable percentage of Accumulated Value (with the Accumulated Value in each case being determined on the Valuation Date on or next following the date of the Insured’s death).
Death Benefit Option B, or Option B. One of two Death Benefit Options available under the Contract. Under this option, the Death Benefit is the greater of (a) the Face Amount and (b) the applicable percentage of Accumulated Value on the Valuation Date on or next following the date of the Insured’s death.
Debt. The sum of all unpaid Contract loans (including any unpaid loan interest added to the loan balance) outstanding on a relevant date, less any unearned prepaid loan interest. Contract Debt should be distinguished from the Loan Amount (see definition of “Loan Amount” below), in that the Loan Amount includes any unearned prepaid loan interest.
Decrease Charge. A deferred Contract charge consisting of the Contingent Deferred Sales Charge and the Deferred Administrative Charge. The Decrease Charge is deducted from the Subaccounts of the Variable Account and paid to Thrivent Financial upon full lapse or surrender of the Contract, or in part upon a requested decrease in Face Amount. A separate amount of Decrease Charge is determined for the initial Face Amount and for each requested increase in Face Amount.
Deferred Administrative Charge. A Deferred Administrative Charge to reimburse Thrivent Financial for administrative expenses incurred in issuing the Contract. The Deferred Administrative Charge will be imposed if the Contract is surrendered or lapses, or will be imposed in part if the Contract Owner requests a decrease in the Face Amount, in each case at any time before 180 Monthly Deductions have been made (120 Monthly Deductions for VUL 1 Contracts). A separate Deferred Administrative Charge will also be calculated, and then reduced over a 180 month period (a 120 month period for VUL 1 Contracts), in a similar manner upon a requested increase in Face Amount.
Dollar Cost Averaging. An elective program that systematically moves dollars from the Money Market Subaccount.
Face Amount. The minimum Death Benefit under the Contract as long as the Contract remains in force. The Face Amount will be specified in the Contract.
Free Look Period. A period which follows any application for and approval of an increase in Face Amount. During the Free Look Period, the Contract Owner has a right to cancel the increase in Face Amount and, in effect, receive a credit or refund of charges and deductions attributable to such increase.
Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.
General Account. The assets of Thrivent Financial other than those allocated to the Variable Account or any other separate account.
Good Order. Any request that is submitted with any and all required forms, information, authorization and funds, and is received at our Service Center.
Initial Monthly Administrative Charge. An initial monthly charge to reimburse Thrivent Financial for administrative expenses incurred in issuing the Contract. The Initial Monthly Administrative Charge will be deducted as part of the first 180 Monthly Deductions (the first 120 Monthly Deductions for VUL 1 Contracts). A separate Initial Monthly Administrative Charge for increases will also be calculated in a similar manner upon a requested increase in Face Amount or the issuance of a rider providing additional insurance benefits on the Insured’s spouse.
Insured. The person upon whose life the Contract is issued.
Loan Account. The funds transferred from the Subaccount(s) of the Variable Account to Thrivent Financial’s General Account as security for Contract loans.

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Definitions
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Loan Amount. The sum of all unpaid Contract loans (including any unpaid loan interest added to the loan balance) outstanding on a relevant date. The Loan Amount should be distinguished from Contract Debt (see definition of “Debt” above), in that Contract Debt excludes any unearned prepaid loan interest.
Maturity Date. For Contracts issued in New York, the Maturity Date is the Contract Anniversary on or next following the Insured’s 100th birthday. For VUL 1 Contracts, the Maturity Date is the Contract Anniversary on or next following the Insured’s 96th birthday.
Minimum Face Amount. The lowest allowable Face Amount for a Contract at issuance and after any requested decrease in Face Amount.
Monthly Anniversary. The same day in each succeeding month as the Date of Issue.
Monthly Deduction. Monthly charges deducted from the Accumulated Value of the Contract. These charges include the cost of insurance charge; a Basic Monthly Administrative Charge ($10.00 per month for the Contract and $4.00 per month for VUL 1 Contracts); the Initial Monthly Administrative Charge; and charges for additional insurance benefits. “Monthly Deduction” also includes any Decrease Charge being deducted for a requested decrease in Face Amount during the preceding Contract Month.
Net Premium. The premium paid less any Premium Expense Charges.
Notice. A written request or notice signed by the Contract Owner, received in Good Order by us at our Service Center and satisfactory in form and content. While your Contract refers to written notice, administratively Notice may meet this requirement.
Owner. The Insured, unless otherwise designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contract Owner. A collateral assignee is not the Contract Owner.
Planned Annual Premium. The initial Scheduled Premium under the Contract on an annualized basis as selected by the Contract Owner at the time of issue. The Planned Annual Premium will be shown in the Contract.
Portfolio: A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Premium Expense Charges. An amount deducted from each premium payment, which consists of a percent of premium charge of 5% of each premium payment (a 5% sales charge ) and a premium processing charge of $2.00 per premium payment ($.75 for automatic payment plans). Thrivent Financial reserves the right to increase the premium processing charge in the future on automatic payment plans to an amount not exceeding $1.00 per premium payment. These charges may not be deducted in certain situations.
Scheduled Premium(s). The planned premium payments selected by the Contract Owner. This premium payment can be changed by the Contract Owner at any time. Scheduled Premiums are relevant only in determining how much a Contract Owner will be billed periodically and determining the Minimum Contract Issuance Premium.
Service Center. Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001. Telephone: (800) 847-4836. E-mail: mail@thrivent.com.
Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Thrivent Financial representative. A person who is appropriately licensed by state insurance department officials to sell the Contract, and a licensed registered representative of Thrivent Investment Management Inc.
Unit. The measure by which the value of the Contract’s interest in each Subaccount is determined.
Unit Value. The value of each Unit representing the Contract’s interest in each Subaccount.

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Definitions
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Valuation Date. Any day upon which the New York Stock Exchange is open for regular trading.
Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.
Variable Account. Thrivent Variable Insurance Account A, which is a separate account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

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Obtaining Additional Information
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To learn more about the Contract, you should read the Statement of Additional Information (SAI) that is incorporated by reference into this prospectus. The table of contents for the SAI is provided below for your reference.
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
Depositor
Registrant
SERVICES
Service Agreements and Other Service Providers
PREMIUMS
Administrative Procedures
Automatic Premium Loans
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
Surrender and Withdrawal
Material Contracts Relating to the Registrant
PRINCIPAL UNDERWRITER
Identification
Offering and Commissions
ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
Special Purchase Plans
Underwriting Procedures
Increases in Face Amount
LAPSE AND REINSTATEMENT
LOANS
STANDARD AND POOR’S DISCLAIMER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The prospectus and the SAI are available upon request. You can get these documents and all other documents required to be filed with the SEC free by the following means:
Notice:
Thrivent Financial
Service Center
4321 North Ballard Road
Appleton, WI 54919-0001
Online:
www.thrivent.com
E-Mail Address:
mail@thrivent.com
Toll-Free Telephone Number:
(800) 847-4836
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Obtaining Additional Information
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We will furnish upon request a copy of personalized illustrations of your Contract’s Death Benefits, Cash Surrender Values, and Accumulated Values.
You can also review and get copies of the prospectus, SAI and annual report by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 942-8090. Reports and other information about Thrivent Variable Insurance Account A are available on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.
Thrivent Variable Insurance Account A
1933 Act Registration No. 333-76152
1940 Act Registration No. 811-8174
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THRIVENT VARIABLE INSURANCE ACCOUNT A
Statement of Additional Information
Dated April 30, 2017
Flexible Premium Variable Life Insurance Contract
Offered By:
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) contains additional information about the flexible premium variable life insurance contract (the “Contract”) previously offered by Thrivent Financial for Lutherans (“Thrivent Financial”). This SAI is not a prospectus and should be read together with the prospectus for the contract dated April 30, 2017. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus that is incorporated by reference. A copy of the prospectus may be obtained at no charge by writing Thrivent Financial (attention: Thrivent Financial Service Center) at 4321 North Ballard Road, Appleton, WI 54919, by calling (800) 847-4836, or at www.thrivent.com.
1

GENERAL INFORMATION AND HISTORY
Depositor
Thrivent Financial, a fraternal benefit society owned by and operated for its members, was organized in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002.
Registrant
Thrivent Variable Insurance Account A (the “Variable Account”) is a separate account of ours, which was established on May 8, 1993 and the first investment was made on May 3, 1994. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PREMIUMS
Administrative Procedures
If mandated under applicable law, we may be required to reject an initial premium.
Sometimes we are not able to accept premiums. We reserve the following rights to ensure compliance with provisions in the Internal Revenue Code to retain the tax deferral quality, or exclusion of increases in cash value and death benefits from gross income:
(1)	to accept certain premiums;
(2)	to refund premiums;
(3)	to refund the earnings on premiums;
(4)	to refund any necessary accumulated value; and
(5)	to increase death benefit.
Automatic Premium Loans
The Contract does not provide for automatic premium loans.
2

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
We offer additional insurance benefits that you can add to your Contract. Certain of these riders are subject to age and underwriting requirements and may be added, if available, or cancelled at any time. The prospectus provides a detailed discussion regarding additional insurance benefits.
Surrender and Withdrawal
The prospectus provides a detailed discussion regarding Surrenders and withdrawals (referred to as Partial Surrenders and Loans in the Contract).
Material Contracts Relating to the Registrant
There are no material contracts relating to the operation or administration of the Variable Account not already disclosed.
PRINCIPAL UNDERWRITER
Identification
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Prior to July 1, 2002, Thrivent Financial Investors Services Inc. (“TFISI”), another wholly-owned subsidiary of Thrivent Financial, served as the principal underwriter of the Contract. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
Offering and Commissions
Duly licensed financial representatives of Thrivent Investment Management Inc. are also licensed by state insurance departments to sell the contracts as registered representatives. Thrivent Investment Management Inc. may execute selling agreements with other broker-dealer firms to sell contracts. These offerings are continuous. In addition, we may retain other firms to serve as principal underwriters of the Contracts. We offer the Contracts in all states and the District of Columbia where authorized to do so.
Sales of Contracts may help the financial representatives in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. We do not pay or withhold payment of commissions based on the Subaccounts to which you choose to allocate your premiums. Your financial representative may receive cash bonuses, if eligible. From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips.
The Contract is no longer sold, however coverage increases are allowed pursuant to Contract terms. Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. and TFISI retained $0.
2014	2015	2016
$79,927	$58,266	$80,372
3

ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
We charge a sales load, referred to as “Percent of Premium Charge” in the Contract, of 5% on each premium. In addition, we charge a premium processing charge of a maximum of $2.00 per payment. If the premium is received through an automatic premium plan, the maximum premium processing charge is $1.00 per payment.
Special Purchase Plans
We currently do not have any programs such as group discounts that would result in a variation in, or elimination of, any applicable charges. In some situations, certain charges may be waived.
Underwriting Procedures
We require proof of insurability, which may include a medical examination. We offer people who do not use tobacco products the most favorable rates. If increased mortality risks are involved, there may be a higher cost of insurance charged. We reserve the right to change our underwriting requirements.
Increases in Face Amount
Subject to our underwriting guidelines and policies, the Contract Owner has the right to increase the face amount at any time before the Insured’s 85th birthday (or 80th birthday for VUL 1 Contracts). Increases in face amount will result in additional charges to cover the increased amount at risk. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue.
You may cancel any increase in face amount by giving written notice before the latest of:
(1)	10 days after you receive the supplement contract page showing the increase;
(2)	45 days after you complete the application for the increase in face amount; and
(3)	10 days after a notice of withdrawal right is mailed or delivered to you.
A new set of Decrease Charges will also apply to each increase in the face amount. The Decrease Charge applies to decreases in face amount during the first 180 months (120 months for “VUL 1 Contracts”) following an increase in face amount. The Decrease Charge remains level during the 60 months following an increase in face amount, and then decreases each Contract Year to zero after 180 months (120 months for “VUL 1 Contracts”) following an increase in face amount. Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in face amount, risk class and duration of the Contract. We will subtract the decrease first from any previous increases in the face amount, starting with the most recent, then as needed from the original face amount.
LAPSE AND REINSTATEMENT
The prospectus provides a detailed discussion regarding lapse and reinstatement provisions of the Contract.
LOANS
The prospectus provides a detailed discussion regarding loans.
4

STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2016 and December 31, 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of each of the subaccounts of Thrivent Variable Insurance Account A as of December 31, 2016 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2015 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on authority of said firm as experts in auditing and accounting.
6

Independent Auditor’s Report
To the Board of Directors of Thrivent Financial for Lutherans:
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans (the “Company”), which comprise the statutory statements of assets, liabilities and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2016.
Management's Responsibility for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Independent Auditor’s Report, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
Minneapolis, Minnesota
February 15, 2017

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2016 and 2015
(in millions)
	2016	2015
Admitted Assets
Bonds	$41,908	$40,508
Stocks	1,713	1,461
Mortgage loans	7,776	7,558
Real estate	55	50
Cash, cash equivalents and short-term investments	1,731	1,808
Contract loans	1,164	1,172
Receivables for securities	70	39
Limited partnerships	2,920	2,684
Other invested assets	179	157
Total cash and invested assets	57,516	55,437
Accrued investment income	430	462
Due premiums and considerations	125	115
Other assets	45	36
Assets held in separate accounts	26,718	24,062
Total Admitted Assets	$84,834	$80,112
Liabilities
Aggregate reserves for life, annuity and health contracts	$44,026	$42,314
Deposit liabilities	3,272	3,104
Contract claims	296	276
Dividends due in following calendar year	317	312
Interest maintenance reserve	416	423
Asset valuation reserve	1,099	1,000
Transfers due from separate account	(567)	(544)
Payable for securities	384	1,005
Securities lending obligation	523	385
Other liabilities	671	701
Liabilities related to separate accounts	26,671	24,009
Total Liabilities	77,108	72,985
Surplus
Unassigned funds	7,725	7,126
Other surplus	1	1
Total Surplus	7,726	7,127
Total Liabilities and Surplus	$84,834	$80,112
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(in millions)
	2016	2015	2014
Revenues
Premiums	$5,451	$5,500	$5,426
Considerations for supplementary contracts with life contingencies	78	66	114
Net investment income	2,768	2,805	2,686
Separate account fees	580	566	521
Amortization of interest maintenance reserve	118	128	145
Other revenues	48	56	47
Total Revenues	9,043	9,121	8,939
Benefits and Expenses
Death benefits	1,005	969	919
Surrender benefits	1,928	1,833	1,760
Change in reserves	1,712	1,339	1,165
Other benefits	1,414	1,327	1,306
Total benefits	6,059	5,468	5,150
Commissions	286	295	293
General insurance expenses	637	587	546
Fraternal benefits and expenses	173	186	169
Transfers to (from) separate accounts, net	902	1,457	1,728
Total expenses and net transfers	1,998	2,525	2,736
Total Benefits and Expenses	8,057	7,993	7,886
Gain from Operations before Dividends and Capital Gains and Losses	986	1,128	1,053
Dividends	315	316	239
Gain from Operations before Capital Gains and Losses	671	812	814
Realized capital gains (losses), net	(115)	(42)	(49)
Net Income	$ 556	$ 770	$ 765
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2016, 2015 and 2014
(in millions)
	2016	2015	2014
Surplus, Beginning of Year	$7,127	$6,493	$5,798
Net income	556	770	765
Change in unrealized investment gains and losses	68	(164)	108
Change in non-admitted assets	(6)	—	(5)
Change in asset valuation reserve	(99)	(28)	(32)
Change in surplus of separate account	(6)	(20)	(5)
Pension liability adjustment	86	76	(136)
Surplus, End of Year	$7,726	$7,127	$6,493
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2016, 2015 and 2014
(in millions)
	2016	2015	2014
Cash from Operations
Premiums	$ 5,523	$ 5,569	$ 5,542
Net investment income	2,289	2,303	2,326
Other revenues	625	616	560
	8,437	8,488	8,428
Benefit- and loss-related payments	(4,214)	(4,006)	(3,862)
Transfers to separate account, net	(923)	(1,446)	(1,777)
Commissions and expenses	(1,065)	(1,094)	(1,015)
Dividends	(311)	(239)	(235)
Net Cash from Operations	1,924	1,703	1,539
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	6,870	6,405	5,712
Stocks	923	753	721
Mortgage loans	809	921	865
Other	884	864	735
	9,486	8,943	8,033
Cost of investments acquired or originated:
Bonds	(8,841)	(7,950)	(7,133)
Stocks	(1,008)	(892)	(840)
Mortgage loans	(1,034)	(1,101)	(954)
Other	(745)	(486)	(517)
	(11,628)	(10,429)	(9,444)
Transactions under mortgage dollar roll program, net	598	83	(52)
Change in net amounts due to/from broker	(651)	27	(37)
Change in collateral held for securities lending	138	(26)	64
Change in contract loans	6	20	28
Net Cash from Investments	(2,051)	(1,382)	(1,408)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	57	(19)	(63)
Other	(7)	3	5
Net Cash from Financing and Miscellaneous Sources	50	(16)	(58)
Net Change in Cash, Cash Equivalents and Short-Term Investments	(77)	305	73
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	1,808	1,503	1,430
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 1,731	$ 1,808	$ 1,503
Supplemental information:
Mortgage Loan Refinancing	$ 143	$ 158	$ —
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2016, 2015 and 2014
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance, retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members primarily through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent Financial sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $216 million and $814 million in the mortgage dollar roll program as of December 31, 2016 and 2015, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at market value. Common stocks of unconsolidated subsidiaries and affiliates are carried on the statutory equity basis.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances less valuation adjustments. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real estate:  Home office real estate is valued at original cost plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, cash equivalents and short-term investments:  Cash and cash equivalents, which consist of demand deposits and highly liquid investments purchased with an original maturity of three months or less, are carried at amortized cost. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are investments in money market mutual funds, which are carried at fair value, and investments in commercial paper and agency notes, which are carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee. Income is recognized on distributions received that are not in excess of undistributed earnings.
Other invested assets:  Other invested assets consist of derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent Financial requires a minimum level of collateral to be held for loaned securities.
Offsetting assets and liabilities:  Thrivent Financial presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.
Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, and other invested assets and are accounted for as a direct increase or decrease of surplus.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using an average cost method.
Thrivent Financial periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities that are in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  Thrivent Financial is required to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits, which include mortality and expense charges, rider fees, and advisor fees, are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life, Annuity and Health Contracts.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves on Contracts issued on a substandard basis are valued using the valuation mortality rates for the substandard rating. Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits and living benefits. Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent Financial waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent Financial to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Asset Valuation Reserve
Thrivent Financial is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life and annuity premiums are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent Financial’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts, except for universal life contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive, health insurance and annuity contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.
Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent Financial is generally exempt from taxation; therefore, no provision for income taxes has been recorded.
New Accounting Guidance
In 2016, Thrivent Financial adopted changes to Statement of Statutory Accounting Principle (SSAP) No. 1 (Accounting Policies, Risks & Uncertainties, and Other Disclosures) requiring a new disclosure of the nature and amount of any assets received as collateral, reflected as assets within the financial statements, and the recognized liability to return these collateral assets, including a comparison to admitted assets. The additional disclosure was added in footnote 2.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
New Accounting Guidance, continued
In 2016, Thrivent Financial adopted changes to SSAP No. 26 (Bonds); No. 32 (Preferred Stock); and No. 43R (Loan-Backed and Structured Securities) which requires disclosure, by investment type, the number of “5*” securities, book adjusted carrying value and fair value for those securities. The “5*” securities are securities which are unrated but are current on principal and interest payments. Thrivent Financial held no “5*” securities at December 31, 2016 or 2015.
In 2016, Thrivent Financial adopted changes to SSAP No. 100 (Accounting Policies, Risks & Uncertainties, and Other Disclosures) which requires ‘Deposit liabilities with no defined or contractual maturities’ to be omitted from the table of Fair Value of All Financial Instruments in footnote 8. Prior year amounts were adjusted to conform to current year presentation.
In 2015, Thrivent Financial adopted changes to SSAP Nos. 36 (Troubled Debt Restructuring); 37 (Mortgages); 40 (Real Estate Investments) which provides clarity regarding the derecognition of mortgage loans and subsequent recognition of real estate when foreclosures occur. The additional disclosure was added to the mortgage loan section of footnote 2.
In 2015, Thrivent Financial adopted changes to SSAP No. 61R (Life, Deposit-Type and Accident and Health Reinsurance) which requires additional disclosure regarding compliance with Actuarial Guideline 48. The additional disclosure was added to footnote 6.
In 2015, Thrivent Financial adopted changes to SSAP No. 97 (Investments in Subsidiary, Controlled and Affiliated Entities) which requires additional disclosures with regard to the admitted values of investments in insurance and non-insurance entities. The additional disclosure was added to footnote 11.
Subsequent Events
Thrivent Financial evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 15, 2017, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments
Bonds
The admitted value and fair value of Thrivent Financial’s investment in bonds are summarized below (in millions).
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2016
U.S. government and agency securities	$ 2,481	$ 73	$ 7	$ 2,547
U.S. state and political subdivision securities	134	33	—	167
Securities issued by foreign governments	107	7	1	113
Corporate debt securities	29,659	2,047	316	31,390
Residential mortgage-backed securities	7,264	91	56	7,299
Commercial mortgage-backed securities	1,845	16	27	1,834
Collateralized debt obligations	3	8	—	11
Other debt obligations	415	6	3	418
Total bonds	$41,908	$2,281	$410	$43,779
December 31, 2015
U.S. government and agency securities	$ 2,351	$ 83	$ 4	$ 2,430
U.S. state and political subdivision securities	106	31	—	137
Securities issued by foreign governments	95	9	—	104
Corporate debt securities	28,902	1,688	728	29,862
Residential mortgage-backed securities	6,917	118	34	7,001
Commercial mortgage-backed securities	1,741	18	17	1,742
Collateralized debt obligations	3	7	—	10
Other debt obligations	393	4	4	393
Total bonds	$40,508	$1,958	$787	$41,679
The admitted value of corporate debt securities issued in foreign currencies was $150 million and $131 million as of December 31, 2016 and 2015, respectively.
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
December 31, 2016
Due in one year or less	$ 2,599	$ 2,631
Due after one year through five years	9,125	9,793
Due after five years through ten years	12,611	12,809
Due after ten years	19,179	20,153
Total	$43,514	$45,386

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. government and agency securities	9	$ 345	$ 7	—	$ —	$—
Securities issued by foreign governments	2	24	1	—	—	—
Corporate debt securities	756	6,806	241	123	794	75
Residential mortgage-backed securities	111	4,146	44	34	144	12
Commercial mortgage-backed securities	102	977	27	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	44	180	2	11	17	1
Total bonds	1,024	$12,478	$322	170	$ 955	$ 88
December 31, 2015
U.S. government and agency securities	14	$ 587	$ 3	2	$ 28	$ 1
Securities issued by foreign governments	—	—	—	—	—	—
Corporate debt securities	1,134	8,234	479	164	987	249
Residential mortgage-backed securities	76	3,074	23	30	163	11
Commercial mortgage-backed securities	81	806	17	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	72	296	3	7	25	1
Total bonds	1,377	$12,997	$525	205	$1,203	$262
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
As of December 31, 2016, Thrivent Financial held the following structured notes (in millions) as defined by the NAIC Securities Valuation Office. The structured notes below are included in U.S. government and agency securities. No investments held as of December 31, 2016 are considered mortgage-referenced securities.
CUSIP	Actual Cost	Fair Value	Book/Adjusted Carrying Value
912810QF8	$ 5	$ 7	$ 6
912828B25	25	26	26
912828HN3	15	18	17
912828JE1	65	76	72
912828NM8	26	30	29
912828QV5	78	83	83
912828UH1	27	27	28
	$241	$267	$261
Stocks
The cost and fair value of Thrivent Financial’s investment in stocks as of December 31 are summarized as follows (in millions):
	2016	2015
Unaffiliated preferred stocks:
Cost/statement value	$ 125	$ 97
Gross unrealized gains	12	6
Gross unrealized losses	(1)	(1)
Fair value	$ 136	$ 102
Unaffiliated common stocks:
Cost	$1,008	$ 896
Gross unrealized gains	225	160
Gross unrealized losses	(22)	(42)
Fair value/statement value	$1,211	$1,014
Affiliated common stocks:
Cost	$ 325	$ 314
Gross unrealized gains	52	38
Gross unrealized losses	—	(2)
Fair value/statement value	$ 377	$ 350
Total statement value	$1,713	$1,461

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks, continued
The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2016
Stocks	168	$205	$23	1	$ 1	$—
December 31, 2015
Stocks	324	$432	$45	—	$—	$—
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Mortgage Loans
Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2016 and 2015 was $7.8 billion and $7.6 billion, respectively. There was no allowance for credit losses as of December 31, 2016, 2015 or 2014.
Thrivent Financial requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.
The carrying values of mortgage loans by credit quality as of December 31 were as follows (in millions):
	2016	2015
In good standing	$7,731	$7,476
In good standing, with restructured terms	40	77
Delinquent	—	—
In process of foreclosure	5	5
Total mortgage loans	$7,776	$7,558

	2016	2015
Loans with interest rates reduced during the year:
Weighted average interest rate reduction	1.5%	1.3%
Total principal (in millions)	$151	$168
Number of loans	179	177
Interest rates for loans issued during the year:
Maximum	5.5%	5.6%
Minimum	2.8%	2.9%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	75%	75%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
The age analysis of mortgage loans as of December 31 was as follows (in millions):
	2016	2015
Current	$7,766	$7,548
30 – 59 days past due	4	2
60 – 89 days past due	1	2
90 – 179 days past due	—	—
180+ days past due	5	6
Total mortgage loans	$7,776	$7,558
180+ Days Past Due and Accruing Interest:
Investment	$ 5	$ 5
Interest accrued	1	1
The distribution of Thrivent Financial’s mortgage loans among various geographic regions of the United States as of December 31 was as follows:
	2016	2015
Geographic Region
Pacific	25%	24%
South Atlantic	19	17
East North Central	10	12
West North Central	14	14
Mountain	13	12
Mid-Atlantic	8	8
West South Central	7	8
Other	4	5
Total	100%	100%
The distribution of Thrivent Financial’s mortgage loans among various property types as of December 31 was as follows:
	2016	2015
Property Type
Industrial	28%	29%
Retail	24	23
Office	19	20
Church	11	12
Apartments	10	8
Other	8	8
Total	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
Impaired loans
A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. As of December 31, 2016 and 2015, Thrivent Financial held impaired loans with a carrying value of $2 million and $2 million, respectively, and an unpaid principal balance of $4 million and $4 million, respectively, for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring during the year was $7 million, $0.5 million and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively. The average recorded investment in impaired mortgage loans held on December 31, 2016 and 2015 was $4 million and $1 million, respectively. Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.1 million and $0.1 million during the years ended December 31, 2016, 2015 and 2014, respectively.
In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2016, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2016, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2016, there were no modified mortgage loans with a payment default. During 2015, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2015, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2015, there were no modified mortgage loans with a payment default.
During 2016, there were no mortgage loans derecognized as a result of foreclosure.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2016	2015
Home office properties	$ 183	$ 170
Held-for-sale	2	3
Total before accumulated depreciation	185	173
Accumulated depreciation	(130)	(123)
Total real estate	$ 55	$ 50

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments
Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets or other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2016
Assets:
Call spread options	$ 14	$171	$ (1)
Futures	—	—	(153)
Foreign currency swaps	22	146	4
Total assets	$ 36	$317	$(150)
Liabilities:
Call spread options	$ 10	$178	$ 1
Covered written call options	1	150	2
Foreign currency swaps	2	30	—
Total liabilities	$ 13	$358	$ 3
As of and for the year ended December 31, 2015
Assets:
Call spread options	$ 5	$ 98	$ (2)
Futures	—	—	(57)
Foreign currency swaps	21	153	—
Total assets	$ 26	$251	$ (59)
Liabilities:
Call spread options	$ 3	$102	$ 1
Covered written call options	1	400	4
Foreign currency swaps	—	—	—
Total liabilities	$ 4	$502	$ 5
All gains and losses are reflected in realized capital gains and losses in the statutory-basis financial statements. Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments, continued
Call Spread Options
Thrivent Financial uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with its fixed indexed annuities. Purchased call spread options are reported at fair value in other invested assets and written call spread options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2016, 2015 and 2014, $10 million, $12 million and $14 million was received in call premium, respectively.
Futures
Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of its variable annuity products. Cash paid for the futures contracts is recorded in other invested assets. Contracts are settled on a daily basis and recognized in realized gains and losses. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in unrealized gains and losses.
Foreign Currency Swaps
Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are reported at fair value with the change in the fair value recognized in unrealized gains and losses. Realized gains and losses are recognized upon settlement of the swap. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Securities Lending
Elements of the securities lending program are presented below as of December 31 (in millions):
	2016	2015
Loaned securities:
Carrying value	$499	$392
Fair value	512	374
Cash collateral reinvested at book and fair value:
Open	$ 95	$ 46
30 days or less	317	137
31 – 60 days	53	57
61 – 90 days	4	40
91 – 120 days	—	15
121 – 180 days	5	47
181 – 365 days	10	25
1 – 2 years	—	10
2 – 3 years	—	—
Greater than 3 years	29	—
Total	$513	$377
Cash collateral liabilities	$523	$385
The information on cash collateral reinvested for December 31, 2015 has been modified to be consistent with the current year presentation.
The maturity dates of the cash collateral liabilities general match the maturity dates of the invested assets.
Pledged and Restricted Assets
Thrivent Financial owns assets which are pledged to others as collateral or are otherwise restricted totaling $563 million and $424 million at December 31, 2016 and 2015, respectively. Total pledged and restricted assets, which primarily include collateral held under futures transactions and securities lending agreements, are less than 1% of total admitted assets. Deposits with state insurance departments were less than $1 million for both years ended December 31, 2016 and 2015.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Collateral Received
Elements of the securities lending program are presented below as of December 31 (in millions):
	2016	2015
Bonds:
Carrying value	$ 52	$186
Fair value	52	186
Short-term Investments:
Carrying value	$105	$ 69
Fair value	105	69
Cash Equivalents
Carrying value	$356	$122
Fair value	356	122
All collateral received is less than one-percent of total admitted assets.
Net Investment Income
Net investment income by type of investment for the years ended December 31 is summarized as follows (in millions):
	2016	2015	2014
Bonds	$1,671	$1,702	$1,708
Preferred stock	7	6	7
Unaffiliated common stocks	21	17	14
Affiliated common stocks	3	34	65
Mortgage loans	399	411	413
Real estate	24	23	25
Contract loans	84	85	87
Cash, cash equivalents and short-term investments	13	5	(5)
Limited partnerships	585	557	405
Other invested assets	11	11	13
	2,818	2,851	2,732
Investment expenses	(43)	(39)	(39)
Depreciation on real estate	(7)	(7)	(7)
Net investment income	$2,768	$2,805	$2,686

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 were as follows (in millions):
	2016	2015	2014
Net gains (losses) on sales:
Bonds:
Gross gains	$ 200	$ 186	$ 231
Gross losses	(91)	(76)	(31)
Stocks:
Gross gains	116	87	95
Gross losses	(48)	(37)	(20)
Futures	(153)	(57)	(102)
Other	—	(1)	10
Net (losses) gains on sales	24	102	183
Provisions for losses:
Bonds	(21)	(19)	(7)
Stocks	—	—	(2)
Other	(7)	(2)	(5)
Total provisions for losses	(28)	(21)	(14)
Realized capital (losses) gains	(4)	81	169
Transfers to interest maintenance reserve	(111)	(123)	(218)
Realized capital losses, net	$(115)	$ (42)	$ (49)
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $5.5 billion, $5.5 billion and $5.0 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
Thrivent Financial recognized other-than-temporary impairments during the years ended December 31, 2016 and 2015 and 2014, on the following loan-backed and structured securities where the present value of cash flows expected to be collected was less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired
For the year ended December 31, 2016
05949AZT0	$ 9	$—	$ 9	$ 9
94983BAT6	7	—	7	7
05948KVV8	9	—	9	9
05949AMK3	2	—	2	2
07389QAA6	7	—	7	6
75970QAJ9	3	—	3	2
22943HAG1	6	1	5	4
Total	$43	$ 1	$42	$39
For the year ended December 31, 2015
73316PGH7	$10	$—	$10	$ 9
75970QAJ9	3	—	3	2
07389QAA6	10	1	9	8
Total	$23	$ 1	$22	$19
For the year ended December 31, 2014
05948KVV8	$14	$—	$14	$14
05949AL99	3	—	3	3
05949AMK3	4	—	4	4
05949CFW1	3	—	3	3
07389QAA6	12	—	12	12
863576AC8	7	—	7	7
02660YAX0	5	1	4	4
759676AF6	5	—	5	4
759676AJ8	4	1	3	3
75971EAE6	4	1	3	3
75971EAJ5	3	1	2	2
78476YAA4	4	—	4	3
78477AAA5	2	—	2	1
Total	$70	$ 4	$66	$63

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities
Many of the contracts issued by Thrivent Financial, primarily annuities, do not subject Thrivent Financial to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by their withdrawal characteristics (dollars in millions):
	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$ —	$361	$ —	$ 361	1%
At book value less a surrender charge of 5% or more	4,943	—	—	4,943	11
At fair value	—	—	24,816	24,816	56
At book value without adjustment	12,518	—	—	12,518	29
Not subject to discretionary withdrawal	1,293	—	56	1,349	3
Total	$18,754	$361	$24,872	$43,987	100%
December 31, 2015
Subject to discretionary withdrawal:
With market value adjustment	$ —	$376	$ —	$ 376	1%
At book value less a surrender charge of 5% or more	4,433	—	—	4,433	11
At fair value	—	—	22,251	22,251	55
At book value without adjustment	12,148	—	—	12,148	30
Not subject to discretionary withdrawal	1,215	—	56	1,271	3
Total	$17,796	$376	$22,307	$40,479	100%
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2016	2015
Aggregate reserves for life, annuity and health contracts	$15,482	$14,692
Deposit liabilities	3,272	3,104
Liabilities related to separate accounts	25,233	22,683
Total	$43,987	$40,479
Thrivent Financial has insurance in force as of December 31, 2016 and 2015, totaling $14 billion and $12 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin. Reserves associated with these policies as of December 31, 2016 and 2015, totaled $63 million and $60 million, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2016
Ordinary new business	$ 5	$ 2
Ordinary renewal	62	121
Total	$67	$123
December 31, 2015
Ordinary new business	$ 4	$ 2
Ordinary renewal	57	111
Total	$61	$113
4. Separate Accounts
Thrivent Financial administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent Financial are nonguaranteed, while Thrivent Financial’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. As of December 31, 2016 and 2015, the maximum amount of those guarantees was estimated at $148 million and $441 million, respectively. The following table presents the explicit risk charges paid by separate account contractholders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2016	2015	2014	2013	2012
Risk charge paid	$99	$99	$86	$58	$42
Payments for guaranteed benefits	5	4	3	3	4
The distribution of investments in the separate account assets as of December 31 was as follows:
	2016	2015
Equity funds	56%	56%
Bond funds	23	23
Balanced funds	18	19
Other	3	2
Total separate account assets	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate Accounts, continued
The following tables summarize information for the separate accounts as of and for the years ended December 31 (in millions):
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2016
Reserves:
For accounts with assets at fair value	$361	$25,743	$26,104
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$361	$ —	$ 361
At fair value	—	25,687	25,687
Not subject to discretionary withdrawal	—	56	56
Total	$361	$25,743	$26,104
December 31, 2015
Reserves:
For accounts with assets at fair value	$376	$23,089	$23,465
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$376	$ —	$ 376
At fair value	—	23,033	23,033
Not subject to discretionary withdrawal	—	56	56
Total	$376	$23,089	$23,465

	2016	2015	2014
Premiums, considerations and deposits:
Non-indexed guarantee	$ 5	$ 2	$ 3
Non-guaranteed	1,926	2,505	2,795
Total	$1,931	$2,507	$2,798

	2016	2015	2014
Transfers to separate accounts	$ 1,930	$ 2,504	$ 2,796
Transfers from separate accounts	(1,027)	(1,044)	(1,063)
Other items	(1)	(3)	(5)
Transfers to separate accounts, net	$ 902	$ 1,457	$ 1,728

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
5. Claims Liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves and claims liabilities, is summarized below (in millions):
	2016	2015
Net balance at January 1	$1,006	$ 935
Incurred related to:
Current year	401	403
Prior years	(52)	(13)
Total incurred	349	390
Paid related to:
Current year	68	67
Prior years	265	252
Total paid	333	319
Net balance at December 31	$1,022	$1,006
Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.
6. Reinsurance
Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent Financial retains a maximum of $3 million of single or joint life coverage for any single mortality risk. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2016	2015	2014
Direct premiums	$5,570	$5,612	$5,522
Reinsurance ceded	(119)	(112)	(96)
Net premiums	$5,451	$5,500	$5,426
Reinsurance claims recovered	$ 50	$ 38	$ 51
Aggregate reserves and contract claims liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as follows (in millions):
	2016	2015
Life insurance	$689	$620
Accident and health	1	1
Total	$690	$621
Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.
Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 56% of the reinsurance recoverable as of December 31, 2016.
Thrivent Financial has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent Financial is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. Thrivent Financial exceeds the RBC requirements as of December 31, 2016 and 2015.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
7. Surplus, continued
Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in millions):
	2016	2015
Unrealized gains and losses	$ 425	$ 357
Non-admitted assets	(104)	(98)
Separate account business	48	54
Asset valuation reserve	(1,099)	(1,000)
8. Fair Value of Financial Instruments
The financial instruments of Thrivent Financial have been classified, for disclosure purposes, into one of three categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain bonds, unaffiliated common stocks and short-term investments. Bonds and unaffiliated common stocks primarily are valued using quoted prices in active markets. Short-term investments consist of money market mutual funds whose fair value is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds, cash and certain cash equivalents.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include, certain unaffiliated common stocks, short-term investments and assets held in separate accounts. Unaffiliated common stocks are valued based on market quotes where the stocks are not considered actively traded. Short-term investments are valued using significant observable inputs. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value include bonds, unaffiliated preferred stocks, cash equivalents and short-term investments, other invested assets and liabilities related to separate accounts.
Bonds that are priced using a third party pricing vendor primarily include certain corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent Financial is unable to obtain a price from a third party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data. Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 2 Financial Instruments, continued
Cash equivalents and short-term investments includes investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include bonds, mortgage loans, contract loans, limited partnerships, real estate, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds primarily include private placement debt securities and convertible bonds. Private placement debt securities are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Market comparable discount rates ranging from 0% to 12% are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent Financial may adjust the base discount rate or the modeled price by applying an illiquidity premium of 25 basis points, given the highly structured nature of certain assets. Convertible bonds are valued using third party broker quotes to determine fair value.
Limited partnerships include private equity investments. The fair values of these investments are estimated based on assumptions in the absence of observable market data. In determining fair value the following valuation techniques are generally used: most recent capital balance adjusted for current cash flows; internal valuation methodologies designed for specific asset classes, primarily sponsor valuations or net asset value; discounted cash flow models; or applying current market multiples to earnings before interest, taxes, depreciation and amortization (EBITDA).
The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for contract loans approximate their fair values. The fair value of real estate held-for-sale is based on current market price assessments on the properties. Other invested assets primarily include real estate joint ventures. The fair values of real estate joint venture investments are derived using GAAP audited financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 3 Financial Instruments, continued
The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for other liabilities, which consist of certain derivatives, are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent Financial’s financial instruments measured and reported at fair value were as follows (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2016
Assets
Bonds	$ 267	$ —	$—	$ 267
Unaffiliated common stocks	1,134	77	—	1,211
Cash, Cash equivalents and short-term investments	285	—	—	285
Other invested assets	—	22	14	36
Assets held in separate accounts	—	26,718	—	26,718
Total	$1,686	$26,817	$ 14	$28,517
Liabilities
Other liabilities	$ —	$ 2	$ 10	$ 12
December 31, 2015
Assets
Bonds	$ 258	$ —	$—	$ 258
Unaffiliated common stocks	931	83	—	1,014
Cash, cash equivalents and short-term investments	64	—	—	64
Other invested assets	—	21	5	26
Assets held in separate accounts	—	24,062	—	24,062
Total	$1,253	$24,166	$ 5	$25,424
Liabilities
Other liabilities	$ —	$ —	$ 3	$ 3
The fair value information for December 31, 2015 has been modified to be consistent with the current year presentation.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Financial Instruments Carried at Fair Value, continued
Additional Information on Level 3 Financial Instruments carried at Fair Value
There were no gains or losses recognized in net income during 2016, 2015 or 2014 attributable to the change in unrealized gains and losses related to Level 3 assets still held at December 31, 2016, 2015 or 2014.
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions):
	2016	2015
Assets:
Balance, January 1	$ 5	$ 4
Purchases	10	1
Sales	(6)	—
Unrealized gains and losses	5	—
Balance, December 31	$14	$ 5
Liabilities:
Balance, January 1	$ 3	$ 2
Purchases	6	1
Sales	(3)	—
Unrealized gains and losses	4	—
Balance, December 31	$10	$ 3
Transfers
During 2016, Thrivent Financial had transfers of $261 million into Level 2 from Level 3 and transfers of $97 million into Level 3 from Level 2 for bonds which are not held at fair value. During 2015, Thrivent Financial had transfers of $51 million into Level 2 from Level 3 and transfers of $2 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers between fair value levels for assets held at fair value. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2016
Financial assets:
Bonds	$41,908	$2,409	$33,952	$ 7,418	$43,779
Unaffiliated preferred stocks	125	—	106	29	135
Unaffiliated common stocks	1,211	1,134	77	—	1,211
Mortgage loans	7,776	—	—	8,179	8,179
Contract loans	1,164	—	—	1,164	1,164
Cash, cash equivalents and short-term investments	1,731	301	1,430	—	1,731
Limited partnerships	2,920	—	—	2,920	2,920
Real estate — held-for-sale	2	—	—	2	2
Assets held in separate accounts	26,718	—	26,718	—	26,718
Other invested assets	179	—	24	179	203
Financial liabilities:
Deferred annuities	13,232	—	—	13,071	13,071
Other deposit contracts	1,123	—	—	1,123	1,123
Other liabilities	13	—	2	10	12
Liabilities related to separate accounts	26,671	—	26,671	—	26,671
December 31, 2015
Financial assets:
Bonds	$40,508	$2,188	$32,748	$ 6,743	$41,679
Unaffiliated preferred stocks	97	—	102	—	102
Unaffiliated common stocks	1,014	931	83	—	1,014
Mortgage loans	7,558	—	—	7,873	7,873
Contract loans	1,172	—	—	1,172	1,172
Cash, cash equivalents and short-term investments	1,808	227	1,571	10	1,808
Limited partnerships	2,684	—	—	2,696	2,696
Real estate — held-for-sale	3	—	—	5	5
Assets held in separate accounts	24,062	—	24,062	—	24,062
Other invested assets	130	—	105	53	158
Financial liabilities:
Deferred annuities	12,351	—	—	11,667	11,667
Other deposit contracts	1,218	—	—	1,218	1,218
Other liabilities	3	—	—	3	3
Liabilities related to separate accounts	24,009	—	24,009	—	24,009

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans
Pension and Other Postretirement Benefits
Thrivent Financial has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.
The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2016	2015	2014	2016	2015	2014
Service cost	$ 23	$ 23	$ 20	$ 2	$ 2	$ 2
Interest cost	50	48	49	4	5	6
Expected return on plan assets	(68)	(69)	(65)	—	—	—
Other	26	32	19	6	7	7
Net periodic cost	$ 31	$ 34	$ 23	$ 12	$ 14	$ 15
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,111	$1,170	$109	$123
Service cost	23	23	2	2
Interest cost	50	48	4	5
Actuarial (gain) loss	(57)	(89)	1	(14)
Transfers from Defined Contribution Plan	—	1	—	—
Benefits paid	(44)	(42)	(5)	(6)
Benefit obligation, end of year	$1,083	$1,111	$111	$110
Change in plan assets:
Fair value of plan assets, beginning of year	$ 892	$ 871	$—	$—
Actual return on plan assets	67	2	—	—
Employer contribution	20	60	5	6
Transfers from Defined Contribution Plan	—	1	—	—
Benefits paid	(44)	(42)	(5)	(6)
Fair value of plan assets, end of year	$ 935	$ 892	$—	$—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The plans’ amounts recognized in the statutory-basis financial statements, funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Funded status:
Accrued benefit costs	$ —	$ —	$(122)	$(115)
Liability for pension benefits	(148)	(219)	11	6
Total unfunded liabilities	(148)	(219)	(111)	(109)
Items not yet recognized:
Net losses (gains)	301	384	(23)	(25)
Net prior service cost	(1)	(2)	12	19
Accumulated amounts recognized in periodic pension expenses	$ 152	$ 163	$(122)	$(115)
Accumulated benefit obligation	$1,034	$1,061	$ 111	$ 109
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2016 and 2015, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.
A summary of the amounts yet to be recognized in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized (Gains) Losses	Total	Net Prior Service Cost	Net Recognized (Gains) Losses	Total
Items not yet recognized, January 1, 2015	$ (3)	$439	$436	$ 26	$ (11)	$ 15
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(23)	(23)	—	(14)	(14)
Net gain (loss) recognized	—	(32)	(32)	—	—	—
Items not yet recognized, December 31, 2015	$ (2)	$384	$382	$ 19	$ (25)	$ (6)
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(56)	(56)	—	1	1
Net gain (loss) recognized	—	(27)	(27)	—	1	1
Items not yet recognized, December 31, 2016	$ (1)	$301	$300	$ 12	$ (23)	$ (11)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Net prior service cost	$ (1)	$ (1)	$ 7	$ 7
Net recognized gains/(losses)	19	27	(1)	(1)
Pension and Other Postretirement Benefit Factors
Thrivent Financial periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2016	2015	2016	2015
Weighted average assumptions:
Discount rate	4.30%	4.60%	4.30%	4.60%
Expected return on plan assets	7.75	8.00	N/A	N/A
Rate of compensation increase	3.40	3.00	N/A	N/A
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.00% and 8.25% in 2016 for pre-65 participants and post-65 participants, respectively, trending down to 4.50% in 2026. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase or decrease in the rate would change the 2016 total service and interest cost by $1 million. A one-percentage point increase in the rate would change the postretirement health care benefit obligation by $12 million. A one-percentage point decrease in the rate would change the postretirement health care benefit obligation by $10 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy.
Estimated pension benefit payments for the next ten years are as follows: 2017 — $50 million; 2018 — $52 million; 2019 — $55 million; 2020 — $58 million; 2021 — $60 million; and 2022 to 2026 — $337 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2017 — $7 million; 2018 — $7 million; 2019 — $8 million; 2020 — $8 million; 2021 — $8 million; and 2022 to 2026 — $42 million.
The minimum pension contribution required for 2016 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2017.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets
The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2016	2015
Equity securities	60%	61%	61%
Fixed income and other securities	40	39	39
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.
The fair values of the defined benefit plan assets by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2016
Fixed maturity securities:
U.S. government and agency securities	$103	$—	$—	$ 103
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	172	1	173
Residential mortgage-backed securities	—	104	—	104
Commercial mortgage-backed securities	—	5	—	5
Other debt obligations	—	12	—	12
Common stocks	361	8	—	369
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	66	—	66
Short-term investments	—	155	—	155
Limited partnerships	—	—	35	35
Derivatives	—	—	—	—
Total	$464	$524	$ 36	$1,024

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets, continued
	Level 1	Level 2	Level 3	Total
December 31, 2015
Fixed maturity securities:
U.S. government and agency securities	$ 73	$ 1	$—	$ 74
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	172	—	172
Residential mortgage-backed securities	—	83	—	83
Commercial mortgage-backed securities	—	7	—	7
Other debt obligations	—	3	—	3
Common stocks	382	15	—	397
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	64	—	64
Short-term investments	15	123	—	138
Limited partnerships	—	—	19	19
Derivatives	—	1	—	1
Total	$470	$470	$ 19	$ 959
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities in the amount of $89 million and $67 million as of December 31, 2016 and 2015, respectively.
There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2016 or 2015. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):
	Corporate debt securities	Limited Partnerships	Total
Balance, January 1, 2015	$ 1	$ 11	$ 12
Purchases	—	11	11
Sales	(1)	(3)	(4)
Transfers out of Level 3	—	—	—
Balance, December 31, 2015	—	$ 19	$ 19
Purchases	1	20	21
Sales	—	(7)	(7)
Transfers into Level 3	—	3	3
Balance, December 31, 2016	$ 1	$ 35	$ 36

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Defined Contribution Plans
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2016, 2015 and 2014, Thrivent Financial contributed $34 million, $32 million and $32 million, respectively, to these plans.
As of December 31, 2016 and 2015, $90 million and $93 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.
10. Commitments and Contingent Liabilities
Litigation and Other Proceedings
Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2016, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.
Financial Instruments
Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $290 million and $83 million as of December 31, 2016 and 2015, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $2.2 billion and $2.0 billion as of December 31, 2016 and 2015, respectively.
Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.
Thrivent Financial has guaranteed that it will maintain the capital and surplus of its insurance and trust affiliates above certain levels required by the primary regulator of each company.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and Contingent Liabilities, continued
Financial Instruments, continued
Leases
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $14 million, $12 million and $11 million for each of the years ended December 31, 2016, 2015 and 2014 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2016 were $8 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2017 — $3 million; 2018 — $2 million; 2019 — $1 million; 2020 and thereafter — $2 million.
Leasing is not a significant part of Thrivent Financial’s business activities as lessor.
11. Related Party Transactions
Investments in Subsidiaries and Affiliated Entities
Thrivent Financial’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (Holdings), is valued in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SCAs). Annually, Thrivent Financial files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2015 values was completed on May 12, 2016 and Thrivent Financial received a response from the NAIC that did not disallow the valuation method.
As of December 31, 2016 and 2015, the gross and admitted values were $261 million and $232 million, respectively. Of those amounts, $156 million and $149 million, as of December 31, 2016 and 2015, respectively, related to Holdings’ ownership of an insurance entity. The remaining $105 million and $83 million as of December 31, 2016 and 2015, respectively, reflects Holdings’ ownership interest in non-insurance entities.
Other Related Party Transactions
Thrivent Financial also has invested $116 million and $118 million in mutual funds that are part of the Thrivent Financial mutual fund family as of December 31, 2016 and 2015, respectively.
Thrivent Financial provides administrative services on behalf of its subsidiaries in accordance with intercompany service agreements. The total value of services provided under these agreements totaled $104 million, $92 million and $79 million for the years ended December 31, 2016, 2015 and 2014, respectively. The net receivables due from affiliates for the years ended December 31, 2016 and 2015 were $15 million and $11 million, respectively, which is included in other assets in the Statutory-Basis Financial Statements of Assets, Liabilities and Surplus.
Thrivent Financial has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, Thrivent Financial paid commissions, bonuses and other benefits on behalf of the affiliate totaling $99 million, $111 million and $111 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Thrivent Financial is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are invested. Advisor fees in the amount of $151 million, $150 million and $143 million for the years ended December 31, 2016, 2015 and 2014, respectively, were included in separate account fees in the Statutory-Basis Statement of Operations.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation
The preceding statutory-basis financial statements of Thrivent Financial have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.
Fixed Maturity Securities
For GAAP purposes, investments in fixed maturity securities are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation, continued
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2016 and 2015 and for the three years ended December 31, 2016, have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and
Contract Owners of Thrivent Variable Insurance Account A
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Thrivent Variable Insurance Account A offered through Flexible Premium Variable Life Insurance Contract sponsored by Thrivent Financial for Lutherans, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Thrivent Financial for Lutherans. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with Thrivent Series Fund, Inc., provide a reasonable basis for our opinions.
Minneapolis, Minnesota
April 28, 2017

THRIVENT VARIABLE INSURANCE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2016
Subaccount	Investments at fair value	Net Assets	Contracts in accumulation period	Accumulation units outstanding	Unit value (accumulation)	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$12,731,027	$12,731,027	$12,731,027	727,611	$ 17.50	$11,107,162	872,885
Moderately Aggressive Allocation	$30,777,295	$30,777,295	$30,777,295	1,797,295	$ 17.12	$26,529,381	2,149,688
Moderate Allocation	$22,560,472	$22,560,472	$22,560,472	1,364,997	$ 16.53	$19,786,944	1,654,454
Moderately Conservative Allocation	$ 6,032,531	$ 6,032,531	$ 6,032,531	391,007	$ 15.43	$ 5,512,226	472,033
Growth and Income Plus	$ 285,137	$ 285,137	$ 285,137	21,741	$ 13.11	$ 272,606	27,944
Balanced Income Plus	$ 417,252	$ 417,252	$ 417,252	24,234	$ 17.22	$ 432,006	29,614
Diversified Income Plus	$ 1,649,557	$ 1,649,557	$ 1,649,557	94,098	$ 17.53	$ 1,544,961	212,574
Opportunity Income Plus	$ 134,396	$ 134,396	$ 134,396	9,126	$ 14.73	$ 136,029	13,326
Partner Healthcare	$ 406,186	$ 406,186	$ 406,186	20,906	$ 19.43	$ 466,968	27,055
Partner Emerging Markets Equity	$ 220,689	$ 220,689	$ 220,689	18,890	$ 11.68	$ 220,576	19,377
Real Estate Securities	$ 690,966	$ 690,966	$ 690,966	39,772	$ 17.37	$ 571,993	29,729
Small Cap Stock	$ 1,301,322	$ 1,301,322	$ 1,301,322	70,418	$ 18.48	$ 1,120,300	70,366
Small Cap Index	$ 868,682	$ 868,682	$ 868,682	36,044	$ 24.10	$ 774,393	47,773
Mid Cap Stock	$45,012,633	$45,012,633	$45,012,633	1,870,976	$ 24.06	$37,707,822	2,359,066
Mid Cap Index	$ 914,173	$ 914,173	$ 914,173	38,560	$ 23.71	$ 797,360	53,563
Partner Worldwide Allocation	$11,553,724	$11,553,724	$11,553,724	1,136,664	$ 10.16	$10,287,306	1,270,883
Partner All Cap	$ 568,121	$ 568,121	$ 568,121	29,937	$ 18.98	$ 483,329	43,730
Large Cap Growth	$66,110,802	$66,110,802	$66,110,802	580,973	$113.79	$45,781,256	2,391,299
Partner Growth Stock	$ 426,185	$ 426,185	$ 426,185	19,170	$ 22.23	$ 352,101	23,657
Large Cap Value	$ 1,041,845	$ 1,041,845	$ 1,041,845	57,669	$ 18.07	$ 837,465	61,870
Large Cap Stock	$ 598,788	$ 598,788	$ 598,788	37,522	$ 15.96	$ 529,657	49,505
Large Cap Index	$ 1,339,024	$ 1,339,024	$ 1,339,024	67,215	$ 19.92	$ 1,162,894	43,142
High Yield	$18,135,008	$18,135,008	$18,135,008	269,716	$ 67.24	$21,468,751	3,801,729
Income	$ 9,114,686	$ 9,114,686	$ 9,114,686	163,649	$ 55.70	$ 8,955,841	905,232
Bond Index	$ 349,265	$ 349,265	$ 349,265	24,042	$ 14.53	$ 354,347	32,195
Limited Maturity Bond	$ 1,250,242	$ 1,250,242	$ 1,250,242	100,086	$ 12.49	$ 1,253,374	127,486
Money Market	$ 2,847,053	$ 2,847,053	$ 2,847,053	1,240,446	$ 2.30	$ 2,847,053	2,847,053
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE INSURANCE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2016
Subaccount	Investment Income	Expenses	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends	Mortality & expense risk charges		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$ 119,426	$ (74,707)	$ 44,719	$ 200,183	$ 663,527	$ 242,149	$ 1,105,859	$ 1,150,578
Moderately Aggressive Allocation	$ 423,913	$(176,915)	$246,998	$ 231,887	$1,207,693	$ 1,040,163	$ 2,479,743	$ 2,726,741
Moderate Allocation	$ 368,481	$(130,358)	$238,123	$ 176,974	$ 555,794	$ 777,942	$ 1,510,710	$ 1,748,833
Moderately Conservative Allocation	$ 102,368	$ (35,506)	$ 66,862	$ 37,573	$ 67,686	$ 213,154	$ 318,413	$ 385,275
Growth and Income Plus	$ 6,165	$ (1,666)	$ 4,499	$ 853	$ 4,774	$ 6,393	$ 12,020	$ 16,519
Balanced Income Plus	$ 7,569	$ (1,790)	$ 5,779	$ (2,988)	$ 10,459	$ 4,309	$ 11,780	$ 17,559
Diversified Income Plus	$ 55,957	$ (9,817)	$ 46,140	$ 11,677	$ 4,469	$ 40,136	$ 56,282	$ 102,422
Opportunity Income Plus	$ 4,245	$ (752)	$ 3,493	$ (166)	$ —	$ 3,538	$ 3,372	$ 6,865
Partner Healthcare	$ 23,747	$ (3,225)	$ 20,522	$ (9,070)	$ 21,491	$ (124,235)	$ (111,814)	$ (91,292)
Partner Emerging Markets Equity	$ 2,077	$ (1,297)	$ 780	$ (747)	$ —	$ 18,470	$ 17,723	$ 18,503
Real Estate Securities	$ 9,063	$ (3,857)	$ 5,206	$ 13,239	$ 2,418	$ 19,217	$ 34,874	$ 40,080
Small Cap Stock	$ 3,393	$ (6,046)	$ (2,653)	$ (883)	$ 49,519	$ 190,289	$ 238,925	$ 236,272
Small Cap Index	$ 6,479	$ (3,918)	$ 2,561	$ (547)	$ 46,624	$ 111,318	$ 157,395	$ 159,956
Mid Cap Stock	$ 150,648	$(235,988)	$ (85,340)	$ 235,213	$4,111,272	$ 5,811,567	$10,158,052	$10,072,712
Mid Cap Index	$ 7,725	$ (4,961)	$ 2,764	$ 19,481	$ 45,156	$ 85,705	$ 150,342	$ 153,106
Partner Worldwide Allocation	$ 259,245	$ (69,774)	$189,471	$ 107,912	$ —	$ 10,765	$ 118,677	$ 308,148
Partner All Cap	$ 1,686	$ (3,683)	$ (1,997)	$ 21,800	$ 28,579	$ (16,992)	$ 33,387	$ 31,390
Large Cap Growth	$ 363,744	$(401,602)	$ (37,858)	$1,683,929	$5,550,180	$(8,773,008)	$ (1,538,899)	$ (1,576,757)
Partner Growth Stock	$ —	$ (2,601)	$ (2,601)	$ 15,832	$ 19,915	$ (36,768)	$ (1,021)	$ (3,622)
Large Cap Value	$ 11,340	$ (5,083)	$ 6,257	$ 20,987	$ 49,226	$ 54,262	$ 124,475	$ 130,732
Large Cap Stock	$ 6,967	$ (3,170)	$ 3,797	$ 3,486	$ —	$ 22,014	$ 25,500	$ 29,297
Large Cap Index	$ 19,657	$ (6,200)	$ 13,457	$ 12,317	$ 6,792	$ 84,460	$ 103,569	$ 117,026
High Yield	$1,006,319	$(106,140)	$900,179	$ (295,056)	$ —	$ 1,413,103	$ 1,118,047	$ 2,018,226
Income	$ 320,736	$ (56,003)	$264,733	$ 22,522	$ 6,858	$ 203,642	$ 233,022	$ 497,755
Bond Index	$ 5,234	$ (1,879)	$ 3,355	$ 445	$ 599	$ (4,274)	$ (3,230)	$ 125
Limited Maturity Bond	$ 22,343	$ (6,941)	$ 15,402	$ (973)	$ —	$ 9,615	$ 8,642	$ 24,044
Money Market	$ —	$ (17,435)	$ (17,435)	$ —	$ —	$ —	$ —	$ (17,435)
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE INSURANCE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Cost of insurance and administrative charges	Transfers between subaccounts
Aggressive Allocation	$ 44,719	$ 863,710	$ 242,149	$ 1,150,578	$ 669,897	$ (177,379)	$ (367,114)	$(1,252,409)	$(1,127,005)	$ 23,573	$12,707,454	$12,731,027
Moderately Aggressive Allocation	$246,998	$1,439,580	$ 1,040,163	$ 2,726,741	$1,334,296	$(1,403,454)	$(1,161,345)	$ (342,123)	$(1,572,626)	$ 1,154,115	$29,623,180	$30,777,295
Moderate Allocation	$238,123	$ 732,768	$ 777,942	$ 1,748,833	$ 827,272	$(1,231,402)	$ (934,950)	$ 810,922	$ (528,158)	$ 1,220,675	$21,339,797	$22,560,472
Moderately Conservative Allocation	$ 66,862	$ 105,259	$ 213,154	$ 385,275	$ 431,322	$ (427,705)	$ (260,675)	$ 326,249	$ 69,191	$ 454,466	$ 5,578,065	$ 6,032,531
Growth and Income Plus	$ 4,499	$ 5,627	$ 6,393	$ 16,519	$ 10,592	$ (9,116)	$ (14,544)	$ 5,188	$ (7,880)	$ 8,639	$ 276,498	$ 285,137
Balanced Income Plus	$ 5,779	$ 7,471	$ 4,309	$ 17,559	$ 12,538	$ (28,829)	$ (17,214)	$ 140,710	$ 107,205	$ 124,764	$ 292,488	$ 417,252
Diversified Income Plus	$ 46,140	$ 16,146	$ 40,136	$ 102,422	$ 61,212	$ (127,129)	$ (71,311)	$ 11,892	$ (125,336)	$ (22,914)	$ 1,672,471	$ 1,649,557
Opportunity Income Plus	$ 3,493	$ (166)	$ 3,538	$ 6,865	$ 10,231	$ (2,911)	$ (13,305)	$ 14,482	$ 8,497	$ 15,362	$ 119,034	$ 134,396
Partner Healthcare	$ 20,522	$ 12,421	$ (124,235)	$ (91,292)	$ 44,090	$ (24,457)	$ (22,519)	$ (115,941)	$ (118,827)	$ (210,119)	$ 616,305	$ 406,186
Partner Emerging Markets Equity	$ 780	$ (747)	$ 18,470	$ 18,503	$ 13,657	$ 2,612	$ (9,382)	$ 6,475	$ 13,362	$ 31,865	$ 188,824	$ 220,689
Real Estate Securities	$ 5,206	$ 15,657	$ 19,217	$ 40,080	$ 37,487	$ (14,662)	$ (24,419)	$ 38,679	$ 37,085	$ 77,165	$ 613,801	$ 690,966
Small Cap Stock	$ (2,653)	$ 48,636	$ 190,289	$ 236,272	$ 44,847	$ (79,741)	$ (39,299)	$ 172,759	$ 98,566	$ 334,838	$ 966,484	$ 1,301,322
Small Cap Index	$ 2,561	$ 46,077	$ 111,318	$ 159,956	$ 28,408	$ (13,814)	$ (15,034)	$ 171,719	$ 171,279	$ 331,235	$ 537,447	$ 868,682
Mid Cap Stock	$ (85,340)	$4,346,485	$ 5,811,567	$10,072,712	$1,547,193	$(2,588,431)	$(1,471,716)	$ (621,107)	$(3,134,061)	$ 6,938,651	$38,073,982	$45,012,633
Mid Cap Index	$ 2,764	$ 64,637	$ 85,705	$ 153,106	$ 24,829	$ (158,995)	$ (15,395)	$ 263,006	$ 113,445	$ 266,551	$ 647,622	$ 914,173
Partner Worldwide Allocation	$189,471	$ 107,912	$ 10,765	$ 308,148	$ 778,864	$ (830,529)	$ (463,669)	$ (212,447)	$ (727,781)	$ (419,633)	$11,973,357	$11,553,724
Partner All Cap	$ (1,997)	$ 50,379	$ (16,992)	$ 31,390	$ 16,986	$ (116,397)	$ (17,939)	$ 14,542	$ (102,808)	$ (71,418)	$ 639,539	$ 568,121
Large Cap Growth	$ (37,858)	$7,234,109	$(8,773,008)	$ (1,576,757)	$3,055,426	$(3,687,933)	$(2,660,113)	$ (936,152)	$(4,228,772)	$(5,805,529)	$71,916,331	$66,110,802
Partner Growth Stock	$ (2,601)	$ 35,747	$ (36,768)	$ (3,622)	$ 17,963	$ (60,211)	$ (12,556)	$ (14,964)	$ (69,768)	$ (73,390)	$ 499,575	$ 426,185
Large Cap Value	$ 6,257	$ 70,213	$ 54,262	$ 130,732	$ 31,757	$ (92,578)	$ (37,012)	$ 151,824	$ 53,991	$ 184,723	$ 857,122	$ 1,041,845
Large Cap Stock	$ 3,797	$ 3,486	$ 22,014	$ 29,297	$ 33,422	$ (26,028)	$ (19,644)	$ 88,540	$ 76,290	$ 105,587	$ 493,201	$ 598,788
Large Cap Index	$ 13,457	$ 19,109	$ 84,460	$ 117,026	$ 60,580	$ (28,155)	$ (22,299)	$ 449,361	$ 459,487	$ 576,513	$ 762,511	$ 1,339,024
High Yield	$900,179	$ (295,056)	$ 1,413,103	$ 2,018,226	$ 835,915	$ (964,930)	$ (769,580)	$ (87,507)	$ (986,102)	$ 1,032,124	$17,102,884	$18,135,008
Income	$264,733	$ 29,380	$ 203,642	$ 497,755	$ 491,973	$ (629,510)	$ (449,153)	$ (26,722)	$ (613,412)	$ (115,657)	$ 9,230,343	$ 9,114,686
Bond Index	$ 3,355	$ 1,044	$ (4,274)	$ 125	$ 24,631	$ 998	$ (18,900)	$ 114,071	$ 120,800	$ 120,925	$ 228,340	$ 349,265
Limited Maturity Bond	$ 15,402	$ (973)	$ 9,615	$ 24,044	$ 66,397	$ (35,527)	$ (92,983)	$ 142,998	$ 80,885	$ 104,929	$ 1,145,313	$ 1,250,242
Money Market	$ (17,435)	$ —	$ —	$ (17,435)	$ 264,966	$ (485,139)	$ (274,310)	$ 683,821	$ 189,338	$ 171,903	$ 2,675,150	$ 2,847,053
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE INSURANCE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Cost of insurance and administrative charges	Transfers between subaccounts
Aggressive Allocation	$ 59,302	$1,011,111	$(1,199,518)	$ (129,105)	$ 655,597	$ (493,418)	$ (350,412)	$ 194,500	$ 6,267	$ (122,838)	$12,830,292	$12,707,454
Moderately Aggressive Allocation	$ 208,704	$1,634,016	$(2,242,123)	$ (399,403)	$1,390,529	$(1,095,212)	$(1,073,137)	$ 289,560	$ (488,260)	$ (887,663)	$30,510,843	$29,623,180
Moderate Allocation	$ 199,235	$1,124,373	$(1,554,862)	$ (231,254)	$ 862,882	$(1,183,870)	$ (938,991)	$ 84,345	$ (1,175,634)	$ (1,406,888)	$22,746,685	$21,339,797
Moderately Conservative Allocation	$ 69,787	$ 252,286	$ (374,880)	$ (52,807)	$ 265,165	$ (632,441)	$ (266,785)	$ (1,268)	$ (635,329)	$ (688,136)	$ 6,266,201	$ 5,578,065
Growth and Income Plus	$ 4,630	$ 14,196	$ (22,345)	$ (3,519)	$ 9,761	$ (13,591)	$ (13,322)	$ 3,045	$ (14,107)	$ (17,626)	$ 294,124	$ 276,498
Balanced Income Plus	$ 4,673	$ 10,024	$ (14,389)	$ 308	$ 17,788	$ (144,698)	$ (17,456)	$ 11,098	$ (133,268)	$ (132,960)	$ 425,448	$ 292,488
Diversified Income Plus	$ 45,553	$ 41,014	$ (95,974)	$ (9,407)	$ 77,649	$ (24,647)	$ (73,741)	$ 55,541	$ 34,802	$ 25,395	$ 1,647,076	$ 1,672,471
Opportunity Income Plus	$ 3,607	$ (1,568)	$ (3,466)	$ (1,427)	$ 6,682	$ (32,376)	$ (8,961)	$ 49,490	$ 14,835	$ 13,408	$ 105,626	$ 119,034
Partner Healthcare	$ (3,202)	$ 37,766	$ (28,665)	$ 5,899	$ 40,132	$ (23,586)	$ (20,092)	$ 231,211	$ 227,665	$ 233,564	$ 382,741	$ 616,305
Partner Emerging Markets Equity	$ 1,479	$ 4,396	$ (38,440)	$ (32,565)	$ 21,893	$ (26,366)	$ (9,840)	$ (35,725)	$ (50,038)	$ (82,603)	$ 271,427	$ 188,824
Real Estate Securities	$ 5,632	$ 49,152	$ (40,404)	$ 14,380	$ 34,316	$ (35,291)	$ (23,590)	$ 12,395	$ (12,170)	$ 2,210	$ 611,591	$ 613,801
Small Cap Stock	$ (2,002)	$ 52,039	$ (90,637)	$ (40,600)	$ 19,692	$ (12,950)	$ (19,018)	$ 720,736	$ 708,460	$ 667,860	$ 298,624	$ 966,484
Small Cap Index	$ 972	$ 37,005	$ (55,712)	$ (17,735)	$ 29,283	$ (12,239)	$ (14,550)	$ 117,653	$ 120,147	$ 102,412	$ 435,035	$ 537,447
Mid Cap Stock	$ (80,770)	$ 115,875	$ 1,281,686	$1,316,791	$ 585,157	$ (535,080)	$ (491,741)	$36,477,476	$36,035,812	$37,352,603	$ 721,379	$38,073,982
Mid Cap Index	$ 861	$ 42,472	$ (64,550)	$ (21,217)	$ 29,321	$ (43,800)	$ (16,207)	$ 71,143	$ 40,457	$ 19,240	$ 628,382	$ 647,622
Partner Worldwide Allocation	$ 236,927	$ 109,306	$ (504,397)	$ (158,164)	$ 815,476	$ (518,752)	$ (468,849)	$ (138,203)	$ (310,328)	$ (468,492)	$12,441,849	$11,973,357
Partner All Cap	$ (1,785)	$ 93,393	$ (79,326)	$ 12,282	$ 16,149	$ (25,238)	$ (17,217)	$ (587)	$ (26,893)	$ (14,611)	$ 654,150	$ 639,539
Large Cap Growth	$(133,258)	$1,645,516	$ 5,101,111	$6,613,369	$3,138,744	$(3,275,349)	$(2,577,802)	$ (532,575)	$ (3,246,982)	$ 3,366,387	$68,549,944	$71,916,331
Partner Growth Stock	$ (2,907)	$ 63,376	$ (14,884)	$ 45,585	$ 17,440	$ (34,388)	$ (12,112)	$ 21,368	$ (7,692)	$ 37,893	$ 461,682	$ 499,575
Large Cap Value	$ 5,923	$ 64,432	$ (105,347)	$ (34,992)	$ 34,536	$ (44,150)	$ (34,455)	$ (48,706)	$ (92,775)	$ (127,767)	$ 984,889	$ 857,122
Large Cap Stock	$ 2,079	$ 44,161	$ (30,721)	$ 15,519	$ 25,076	$ (19,528)	$ (18,057)	$ 74,751	$ 62,242	$ 77,761	$ 415,440	$ 493,201
Large Cap Index	$ 5,872	$ 11,888	$ (18,439)	$ (679)	$ 47,417	$ (28,120)	$ (17,939)	$ 224,190	$ 225,548	$ 224,869	$ 537,642	$ 762,511
High Yield	$ 945,054	$ (250,657)	$(1,261,160)	$ (566,763)	$ 862,491	$ (948,068)	$ (738,910)	$ (168,423)	$ (992,910)	$ (1,559,673)	$18,662,557	$17,102,884
Income	$ 296,807	$ 243,801	$ (657,438)	$ (116,830)	$ 497,383	$ (474,919)	$ (436,531)	$ (154,930)	$ (568,997)	$ (685,827)	$ 9,916,170	$ 9,230,343
Bond Index	$ 2,538	$ 380	$ (2,432)	$ 486	$ 11,072	$ (35,084)	$ (10,592)	$ 49,074	$ 14,470	$ 14,956	$ 213,384	$ 228,340
Limited Maturity Bond	$ 12,283	$ 3	$ (10,825)	$ 1,461	$ 50,329	$ (3,101)	$ (67,321)	$ 29,169	$ 9,076	$ 10,537	$ 1,134,776	$ 1,145,313
Money Market	$ (16,280)	$ —	$ —	$ (16,280)	$ 268,405	$ (343,186)	$ (278,886)	$ 198,710	$ (154,957)	$ (171,237)	$ 2,846,387	$ 2,675,150
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2016
(1) ORGANIZATION
The Thrivent Variable Insurance Account A (the Variable Account) is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account contains 27 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as provided below. For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Growth and Income Plus (j)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
Balanced Income Plus (k)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus (o)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Opportunity Income Plus (l)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Emerging Markets Equity (q)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Stock (a, b)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Stock (c, d)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (m)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (f, n)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (e, g, h, i)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income (p)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(b)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.
(c)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(d)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(e)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(f)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
(g)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(h)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(i)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(j)	Formerly known as Equity Income Plus, name change effective August 16, 2013.
(k)	Formerly known as Balanced, name change effective August 16, 2013.
(l)	Formerly known as Mortgage Securities, name change effective August 16, 2013.
(m)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(n)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(o)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(p)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(q)	Formerly Partner Emerging Markets, name change effective July 27, 2012.
The Funds are registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund flexible premium variable life (Variable Universal Life) insurance contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Amounts are paid to Thrivent Financial for mortality and expense risks assumed in connection with the contracts at a percentage of the subaccounts. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. This charge for mortality and expense risks is guaranteed not to exceed, on an annual basis, 0.75% of the daily value of the subaccount.
Prior to the allocation of premiums to the variable account, Thrivent Financial deducts charges to cover a portion of the sales expenses and taxes incurred by Thrivent Financial. These charges include the percent of premium charge and the premium processing charge. Refer to the product prospectus for the applicable rate.
Thrivent Financial charges a basic monthly administrative fee and an initial monthly administrative fee for administrative expenses. The basic monthly administrative fee is charged for the life of the contract. The initial monthly administrative charge applies to the first 180 monthly deductions after issue and the first 180 monthly deductions after an increase in face amount. For VUL 1 (Variable Universal Life 1) contracts, the initial monthly administrative charge continues for 120 monthly deductions instead of 180 monthly deductions. Refer to the product prospectus for the applicable administrative charge rates.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES - continued
Thrivent Financial assumes responsibility for providing the insurance benefit included in the contract. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount. The cost of insurance charge depends on the attained age, risk classification, gender (in most states) and the current net amount at risk.
Thrivent Financial assesses a transfer fee to each transfer from the subaccounts in excess of the first two transfers made in a contract year. The transfer charge applies to VULI contracts only. Refer to the product prospectus for the applicable charge.
Thrivent Financial, upon lapse, surrender or face amount reduction, will charge a decrease charge to compensate Thrivent Financial for certain selling and administrative expenses. The decrease charge consists of the contingent deferred sales charge and the deferred administrative charge. The decrease charge applies if you surrender the contract or let it lapse, or in part if you request a decrease in the face amount, in each case at any time before 180 monthly deductions (120 monthly deductions for VUL 1 contracts) have been made after issuance of a contract or after a requested increase in face amount. The charge that applies will depend on the amount of decrease in face amount, amount of coverage and the amount of years since issuance of a contract or after an increase in face amount. In no event will the surrender charge exceed the maximum allowed by state or federal law. Refer to the product prospectus for the applicable charge.
Thrivent Financial charges an administrative fee for each partial surrender that is taken. Refer to the product prospectus for applicable charges.
Additionally, during the year ended December 31, 2016, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the funds can be found in the Fund's annual report.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY
Transactions in units (including transfers among subaccounts) were as follows:
	Units Outstanding at January 1, 2015	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2015	Units Issued	Units Redeemed	Units Outstanding at December 31, 2016
Aggressive Allocation	794,238	69,758	—	(69,067)	794,929	68,434	(135,752)	727,611
Moderately Aggressive Allocation	1,926,135	139,991	—	(170,600)	1,895,526	117,641	(215,872)	1,797,295
Moderate Allocation	1,472,429	94,274	—	(169,203)	1,397,500	136,870	(169,373)	1,364,997
Moderately Conservative Allocation	428,383	32,773	—	(75,759)	385,397	56,048	(50,438)	391,007
Growth and Income Plus	23,437	1,563	—	(2,654)	22,346	1,648	(2,253)	21,741
Balanced Income Plus	26,102	2,224	—	(10,248)	18,078	9,269	(3,113)	24,234
Diversified Income Plus	99,482	11,120	—	(9,055)	101,547	9,856	(17,305)	94,098
Opportunity Income Plus	7,536	3,985	—	(2,974)	8,547	1,744	(1,165)	9,126
Partner Healthcare	17,102	11,785	—	(2,404)	26,483	4,750	(10,327)	20,906
Partner Emerging Markets Equity	22,133	4,938	—	(9,144)	17,927	5,854	(4,891)	18,890
Real Estate Securities	38,418	8,264	—	(8,930)	37,752	7,946	(5,926)	39,772
Small Cap Stock	19,479	5,758	45,597	(5,363)	65,471	15,928	(10,981)	70,418
Small Cap Index	22,006	7,948	—	(1,997)	27,957	12,502	(4,415)	36,044
Mid Cap Stock	38,165	30,478	2,025,650	(69,491)	2,024,802	108,534	(262,360)	1,870,976
Mid Cap Index	30,745	6,289	—	(4,332)	32,702	16,226	(10,368)	38,560
Partner Worldwide Allocation	1,240,132	99,928	—	(129,950)	1,210,110	104,070	(177,516)	1,136,664
Partner All Cap	36,840	4,369	—	(5,775)	35,434	3,395	(8,892)	29,937
Large Cap Growth	647,859	34,568	1,201	(64,713)	618,915	34,788	(72,730)	580,973
Partner Growth Stock	23,012	2,982	—	(3,355)	22,639	2,942	(6,411)	19,170
Large Cap Value	61,027	5,289	—	(10,929)	55,387	12,527	(10,245)	57,669
Large Cap Stock	27,962	3,260	7,772	(6,607)	32,387	8,968	(3,833)	37,522
Large Cap Index	30,114	15,973	—	(3,595)	42,492	31,796	(7,073)	67,215
High Yield	300,937	16,994	—	(32,811)	285,120	17,539	(32,943)	269,716
Income	185,356	11,820	—	(22,420)	174,756	12,479	(23,586)	163,649
Bond Index	14,846	4,510	—	(3,499)	15,857	10,537	(2,352)	24,042
Limited Maturity Bond	92,981	11,562	—	(10,823)	93,720	23,199	(16,833)	100,086
Money Market	1,225,361	389,453	—	(456,240)	1,158,574	455,478	(373,606)	1,240,446

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2016 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation	$1,381,751	$1,800,510
Moderately Aggressive Allocation	2,152,673	2,270,608
Moderate Allocation	2,020,639	1,754,881
Moderately Conservative Allocation	727,849	524,109
Growth and Income Plus	27,496	26,104
Balanced Income Plus	172,106	48,663
Diversified Income Plus	185,823	260,551
Opportunity Income Plus	24,250	12,259
Partner Healthcare	126,478	203,293
Partner Emerging Markets Equity	59,271	45,128
Real Estate Securities	116,198	71,489
Small Cap Stock	280,823	135,391
Small Cap Index	301,975	81,511
Mid Cap Stock	4,680,551	3,788,680
Mid Cap Index	381,739	220,373
Partner Worldwide Allocation	576,998	1,115,307
Partner All Cap	79,959	156,185
Large Cap Growth	6,327,958	5,044,408
Partner Growth Stock	67,361	119,815
Large Cap Value	236,703	127,230
Large Cap Stock	119,665	39,579
Large Cap Index	596,450	116,714
High Yield	1,239,046	1,324,969
Income	510,371	852,192
Bond Index	150,856	26,102
Limited Maturity Bond	255,112	158,824
Money Market	855,278	683,375

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2016, except as indicated in Note 1, follows:
Subaccount	2016	2015	2014	2013	2012
Aggressive Allocation
Units	727,611	794,929	794,238	784,950	767,603
Unit value	$ 17.50	$ 15.99	$ 16.15	$ 15.33	$ 12.14
Net assets	$12,731,027	$12,707,454	$12,830,292	$12,031,766	$ 9,316,325
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.96%	1.05%	0.44%	1.25%	0.61%
Total return (c)	9.45%	(1.04)%	5.39%	26.29%	11.57%
Moderately Aggressive Allocation
Units	1,797,295	1,895,526	1,926,135	1,938,828	1,989,707
Unit value	$ 17.12	$ 15.63	$ 15.84	$ 15.03	$ 12.46
Net assets	$30,777,295	$29,623,180	$30,510,843	$29,134,298	$24,796,685
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.44%	1.28%	0.85%	1.49%	1.18%
Total return (c)	9.57%	(1.34)%	5.41%	20.58%	12.19%
Moderate Allocation
Units	1,364,997	1,397,500	1,472,429	1,529,912	1,502,201
Unit value	$ 16.53	$ 15.27	$ 15.45	$ 14.68	$ 12.83
Net assets	$22,560,472	$21,339,797	$22,746,685	$22,456,446	$19,269,076
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.70%	1.49%	1.12%	1.52%	1.55%
Total return (c)	8.24%	(1.16)%	5.25%	14.43%	11.05%
Moderately Conservative Allocation
Units	391,007	385,397	428,383	461,375	471,794
Unit value	$ 15.43	$ 14.47	$ 14.63	$ 13.97	$ 12.89
Net assets	$ 6,032,531	$ 5,578,065	$ 6,266,201	$ 6,446,573	$ 6,083,227
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.73%	1.76%	1.52%	1.50%	1.63%
Total return (c)	6.60%	(1.05)%	4.69%	8.37%	8.93%
Growth and Income Plus
Units	21,741	22,346	23,437	20,520	22,803
Unit value	$ 13.11	$ 12.37	$ 12.55	$ 12.35	$ 10.25
Net assets	$ 285,137	$ 276,498	$ 294,124	$ 253,474	$ 233,722
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	2.22%	2.18%	2.56%	1.95%	1.54%
Total return (c)	5.99%	(1.41)%	1.60%	20.52%	12.48%

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Balanced Income Plus
Units	24,234	18,078	26,102	25,446	35,915
Unit value	$ 17.22	$ 16.18	$ 16.30	$ 15.46	$ 13.19
Net assets	$ 417,252	$ 292,488	$ 425,448	$ 393,363	$ 473,551
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	2.53%	1.90%	1.59%	1.93%	2.17%
Total return (c)	6.42%	(0.74)%	5.44%	17.24%	11.75%
Diversified Income Plus
Units	94,098	101,547	99,482	97,983	87,598
Unit value	$ 17.53	$ 16.47	$ 16.56	$ 15.97	$ 14.45
Net assets	$1,649,557	$1,672,471	$1,647,076	$1,565,112	$1,266,178
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	3.42%	3.29%	2.98%	2.43%	3.61%
Total return (c)	6.44%	(0.52)%	3.65%	10.51%	13.80%
Opportunity Income Plus
Units	9,126	8,547	7,536	5,041	6,057
Unit value	$ 14.73	$ 13.93	$ 14.02	$ 13.63	$ 13.90
Net assets	$ 134,396	$ 119,034	$ 105,626	$ 68,684	$ 84,192
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	3.39%	3.40%	3.46%	2.39%	1.52%
Total return (c)	5.74%	(0.63)%	2.86%	(1.98)%	5.36%
Partner Healthcare
Units	20,906	26,483	17,102	13,228	6,417
Unit value	$ 19.43	$ 23.27	$ 22.38	$ 18.12	$ 13.91
Net assets	$ 406,186	$ 616,305	$ 382,741	$ 239,741	$ 89,247
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	4.43%	0.01%	0.00%	0.35%	0.27%
Total return (c)	(16.51)%	3.98%	23.49%	30.31%	19.95%
Partner Emerging Markets Equity
Units	18,890	17,927	22,133	25,084	23,161
Unit value	$ 11.68	$ 10.53	$ 12.26	$ 12.63	$ 13.71
Net assets	$ 220,689	$ 188,824	$ 271,427	$ 316,703	$ 317,509
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.96%	1.22%	0.95%	1.01%	0.56%
Total return (c)	10.92%	(14.11)%	(2.87)%	(7.90)%	25.22%
Real Estate Securities
Units	39,772	37,752	38,418	39,910	44,471
Unit value	$ 17.37	$ 16.26	$ 15.92	$ 12.24	$ 12.05
Net assets	$ 690,966	$ 613,801	$ 611,591	$ 488,562	$ 535,981
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.41%	1.51%	1.39%	1.43%	3.61%
Total return (c)	6.86%	2.13%	30.04%	1.57%	16.83%

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Small Cap Stock
Units	70,418	65,471	19,479	20,808	22,659
Unit value	$ 18.48	$ 14.76	$ 15.33	$ 14.72	$ 10.90
Net assets	$ 1,301,322	$ 966,484	$ 298,624	$ 306,351	$ 246,950
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.34%	0.24%	0.22%	0.36%	0.00%
Total return (c)	25.19%	(3.71)%	4.13%	35.09%	8.76%
Small Cap Index
Units	36,044	27,957	22,006	18,013	16,245
Unit value	$ 24.10	$ 19.22	$ 19.77	$ 18.88	$ 13.48
Net assets	$ 868,682	$ 537,447	$ 435,035	$ 340,008	$ 219,039
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.99%	0.79%	0.79%	1.21%	0.67%
Total return (c)	25.37%	(2.76)%	4.73%	39.99%	15.25%
Mid Cap Stock
Units	1,870,976	2,024,802	38,165	36,672	33,781
Unit value	$ 24.06	$ 18.80	$ 18.90	$ 16.99	$ 12.61
Net assets	$45,012,633	$38,073,982	$ 721,379	$ 623,005	$ 426,099
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.38%	0.03%	0.31%	0.35%	0.25%
Total return (c)	27.94%	(0.52)%	11.26%	34.69%	13.60%
Mid Cap Index
Units	38,560	32,702	30,745	25,800	25,956
Unit value	$ 23.71	$ 19.80	$ 20.44	$ 18.82	$ 14.24
Net assets	$ 914,173	$ 647,622	$ 628,382	$ 485,440	$ 369,615
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.93%	0.73%	0.79%	0.90%	0.78%
Total return (c)	19.71%	(3.10)%	8.62%	32.13%	16.67%
Partner Worldwide Allocation
Units	1,136,664	1,210,110	1,240,132	1,293,042	1,362,003
Unit value	$ 10.16	$ 9.89	$ 10.03	$ 10.66	$ 9.22
Net assets	$11,553,724	$11,973,357	$12,441,849	$13,788,544	$12,562,072
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	2.23%	2.48%	2.04%	0.03%	3.15%
Total return (c)	2.73%	(1.38)%	(5.92)%	15.62%	17.94%
Partner All Cap
Units	29,937	35,434	36,840	37,352	39,389
Unit value	$ 18.98	$ 18.05	$ 17.76	$ 15.91	$ 12.05
Net assets	$ 568,121	$ 639,539	$ 654,150	$ 594,363	$ 474,622
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.27%	0.32%	0.60%	0.75%	0.46%
Total return (c)	5.14%	1.65%	11.59%	32.06%	14.05%

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Large Cap Growth
Units	580,973	618,915	647,859	686,717	727,555
Unit value	$ 113.79	$ 116.20	$ 105.81	$ 95.90	$ 70.87
Net assets	$66,110,802	$71,916,331	$68,549,944	$65,859,139	$51,562,341
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.54%	0.41%	0.62%	0.64%	1.16%
Total return (c)	(2.07)%	9.82%	10.33%	35.32%	18.46%
Partner Growth Stock
Units	19,170	22,639	23,012	20,679	20,376
Unit value	$ 22.23	$ 22.07	$ 20.06	$ 18.60	$ 13.48
Net assets	$ 426,185	$ 499,575	$ 461,682	$ 384,615	$ 274,599
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.03%	0.00%
Total return (c)	0.75%	9.99%	7.87%	38.01%	17.94%
Large Cap Value
Units	57,669	55,387	61,027	60,862	58,023
Unit value	$ 18.07	$ 15.48	$ 16.14	$ 14.89	$ 11.36
Net assets	$ 1,041,845	$ 857,122	$ 984,889	$ 906,287	$ 659,381
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.34%	1.24%	1.23%	1.46%	1.72%
Total return (c)	16.74%	(4.11)%	8.38%	31.03%	16.86%
Large Cap Stock
Units	37,522	32,387	27,962	27,078	14,409
Unit value	$ 15.96	$ 15.23	$ 14.86	$ 14.20	$ 11.02
Net assets	$ 598,788	$ 493,201	$ 415,440	$ 384,393	$ 158,770
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.32%	1.06%	0.88%	0.85%	1.09%
Total return (c)	4.79%	2.50%	4.66%	28.83%	14.21%
Large Cap Index
Units	67,215	42,492	30,114	20,858	19,024
Unit value	$ 19.92	$ 17.94	$ 17.85	$ 15.86	$ 12.11
Net assets	$ 1,339,024	$ 762,511	$ 537,642	$ 330,806	$ 230,294
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.90%	1.47%	1.51%	1.57%	1.72%
Total return (c)	11.01%	0.51%	12.57%	31.02%	14.84%
High Yield
Units	269,716	285,120	300,937	320,007	344,410
Unit value	$ 67.24	$ 59.98	$ 62.01	$ 61.19	$ 57.58
Net assets	$18,135,008	$17,102,884	$18,662,557	$19,579,920	$19,830,370
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	5.69%	5.73%	5.89%	6.29%	7.10%
Total return (c)	12.09%	(3.27)%	1.35%	6.27%	15.61%

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2016	2015	2014	2013	2012
Income
Units	163,649	174,756	185,356	202,450	224,665
Unit value	$ 55.70	$ 52.82	$ 53.50	$ 50.45	$ 50.79
Net assets	$9,114,686	$9,230,343	$9,916,170	$10,213,324	$11,409,748
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	3.44%	3.67%	3.76%	3.76%	3.83%
Total return (c)	5.45%	(1.27)%	6.04%	(0.66)%	10.33%
Bond Index
Units	24,042	15,857	14,846	21,313	22,955
Unit value	$ 14.53	$ 14.40	$ 14.37	$ 13.57	$ 14.00
Net assets	$ 349,265	$ 228,340	$ 213,384	$ 289,293	$ 321,376
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.67%	1.78%	2.22%	1.95%	2.01%
Total return (c)	0.88%	0.19%	5.89%	(3.05)%	4.32%
Limited Maturity Bond
Units	100,086	93,720	92,981	99,092	86,180
Unit value	$ 12.49	$ 12.22	$ 12.20	$ 12.08	$ 12.09
Net assets	$1,250,242	$1,145,313	$1,134,776	$ 1,196,544	$ 1,042,156
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	1.93%	1.67%	1.71%	1.53%	1.64%
Total return (c)	2.22%	0.13%	1.07%	(0.15)%	3.69%
Money Market
Units	1,240,446	1,158,574	1,225,361	1,333,563	1,473,698
Unit value	$ 2.30	$ 2.31	$ 2.32	$ 2.34	$ 2.35
Net assets	$2,847,053	$2,675,150	$2,846,387	$ 3,116,361	$ 3,464,547
Ratio of expenses to net assets (a)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	(0.60)%	(0.60)%	(0.60)%	(0.60)%	(0.60)%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(7) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Partner Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology (the “Target Portfolios”) each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on August 14, 2015. The Contractholders of each Subaccount voted in favor of merging the Target Portfolios into the Portfolios shown below (“the Acquiring Portfolios”) effective August 21, 2015.
	The Target Portfolio		The Acquiring Portfolio
Merger 1	Thrivent Partner Small Cap Growth	→	Thrivent Small Cap Stock
Merger 2	Thrivent Partner Small Cap Value	→	Thrivent Small Cap Stock
Merger 3	Thrivent Mid Cap Growth	→	Thrivent Mid Cap Stock
Merger 4	Thrivent Partner Mid Cap Value	→	Thrivent Mid Cap Stock
Merger 5	Thrivent Natural Resources	→	Thrivent Large Cap Stock
Merger 6	Thrivent Partner Technology	→	Thrivent Large Cap Growth
The mergers were accomplished by tax free exchanges as detailed below:
Merger 1 and 2	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$ 321,246	19,494
Target Portfolio (Merger 1)	$ 152,593	9,697
Target Portfolio (Merger 2)	$ 563,381	25,417
After Acquisition	$1,037,220	54,608

Merger 3 and 4	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$ 682,908	41,368
Target Portfolio (Merger 3)	$37,198,831	1,658,863
Target Portfolio (Merger 4)	$ 472,011	34,446
After Acquisition	$38,353,750	1,734,677

Merger 5	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$400,641	34,721
Target Portfolio	$117,710	23,008
After Acquisition	$518,351	57,729

Merger 6	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$69,691,849	2,346,385
Target Portfolio	$ 133,965	12,960
After Acquisition	$69,825,814	2,359,345
The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of August 20, 2015.

THRIVENT VARIABLE INSURANCE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(7) SUBACCOUNT MERGERS - continued
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner Small Cap Growth	$ (29,447)	$ (581)	$ 37,485
Thrivent Partner Small Cap Value	$ (197,093)	$ 20,921	$ 152,797
Thrivent Mid Cap Growth	$(15,034,495)	$(31,716)	$15,260,138
Thrivent Partner Mid Cap Value	$ (118,875)	$ 2,643	$ 86,792
Thrivent Natural Resources	$ 33,100	$ 575	$ (60,602)
Thrivent Partner Technology	$ (24,309)	$ (478)	$ 23,933
Assuming the acquisition had been completed on January 1, 2015 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2015, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$ (317,176)	$ 18,338	$ 242,321
Thrivent Mid Cap Stock	$(13,871,684)	$(109,843)	$15,462,804
Thrivent Large Cap Stock	$ 2,379	$ 2,654	$ (16,441)
Thrivent Large Cap Growth	$ 5,076,802	$(133,736)	$ 1,669,449
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 21, 2015.
Assuming the acquisition had been completed on January 1, 2014 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2014, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$ (38,603)	$ (4,201)	$ 70,287
Thrivent Mid Cap Stock	$(1,009,978)	$(139,475)	$4,402,467
Thrivent Large Cap Stock	$ (16,506)	$ 892	$ 5,187
Thrivent Large Cap Growth	$ 5,044,065	$ 15,436	$1,546,668

PART C.    OTHER INFORMATION
Item 26.    Exhibits
Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
Exhibit	Description	Filed Herewith / Incorporated by reference from
(a)(i)	Resolution of Board of Directors of the Depositor authorizing the establishment of the Registrant	Post-Effective Amendment No. 7 to the registration statement on Form S-6 of Thrivent Variable Insurance Account A, Registration Statement No. 33-72386, filed on April 29, 1998
(a)(ii)	Resolution of Board of Directors of the Depositor authorizing the Registrant to change its name	Post-Effective Amendment No. 8 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on August 29, 2002
(b)	Custodian Agreements	Not Applicable
(c)(i)	Principal Underwriting Agreement between the Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 6 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 20, 2006
(c)(ii)	Form of Agreement between Thrivent Investment Management Inc. and Registered Representatives with respect to the sale of the Contracts	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(d)(i)	Form of Contract	Post-Effective Amendment No. 5 to the registration statement on Form S-6 of Thrivent Variable Insurance Account A, Registration Statement No. 33-72386, filed on February 28, 1997
Post-Effective Amendment No. 7 to the registration statement on Form S-6 of Thrivent Variable Insurance Account A, Registration Statement No. 33-72386, filed on April 29, 1998
(d)(ii)	Available Contract Riders	Post-Effective Amendment No. 5 to the registration statement on Form S-6 of Thrivent Variable Insurance Account A, Registration Statement No. 33-72386,filed on February 28, 1997
Post-Effective Amendment No. 7 to the registration statement on Form S-6 of Thrivent Variable Insurance Account A, Registration Statement No. 33-72386, filed on April 29, 1998
(d)(iii)	Amendatory Agreement	Post-Effective Amendment No. 9 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 21, 2009
(e)(i)	Application Form - IIPRC	Post-Effective Amendment No. 9 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 28, 2017
(e)(ii)	Application Form – Alabama	Post-Effective Amendment No. 9 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 28, 2017
(e)(iii)	Application Form – Illinois	Post-Effective Amendment No. 9 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 28, 2017
(e)(iv)	Application Form – New York	Post-Effective Amendment No. 9 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-148578, filed on April 28, 2017

Exhibit	Description	Filed Herewith / Incorporated by reference from
(f)	Articles of Incorporation of Depositor and Bylaws of Depositor	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(g)(i)	Reinsurance Agreement with General & Cologne Life Re	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(ii)	Reinsurance Agreement with The Minnesota Mutual Life Insurance Company (RGA)	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(iii)	Reinsurance Agreement with RGA Reinsurance Company	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(iv)	Reinsurance Agreement with Transamerica Financial Life Insurance Company	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(v)	Reinsurance Agreement with Swiss Re Life & Health America Inc. #0849201	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(vi)	Reinsurance Agreement with Swiss Re Life & Health America Inc. #I94119US-07	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(vii)	Reinsurance Agreement with Swiss Re Life & Health America Inc. I97231US-09	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(g)(viii)	Coinsurance Agreement with Allianz Life Insurance Company of North America	Post-Effective Amendment No. 11 to the registration statement on Form N-6 of Thrivent Variable Insurance Account A, Registration Statement No. 333-76152, filed on April 18, 2011
(h)	Participation Agreement between Depositor and Thrivent Series Fund, Inc. dated December 31, 2003	Post-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion and Consent of Counsel	Filed Herewith
(l)	Actuarial Opinion	Not Applicable
(m)	Calculation	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed Herewith
(o)	Omitted Financial Statements	Not Applicable
(p)	Initial Capital Agreements	Not Applicable
(q)	Redeemability Exemption	Post-Effective Amendment No. 16 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-76152, filed on April 29, 2016
(r)	Power of Attorney for Lynn Crump-Caine	Filed Herewith
Item 27.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable insurance operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs, III Dow Corning Corporation 412 W. Loomis Street Midland, Michigan 48686	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Frank H. Moeller Enovate Enterprises 8701 North Mopac Expressway, Suite 105 Austin, Texas 78759	Chair of the Board of Directors
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Director
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
Allan R. Spies 9305 E Harvard Avenue Denver, Colorado 80231	Director
Bradford L. Hewitt	Chief Executive Officer, Director
Randall L. Boushek	Chief Financial Officer and Treasurer
Teresa J. Rasmussen	President, Thrivent Financial
Russell W. Swansen	Chief Investment Officer
James A. Thomsen	President, Thrivent Holdings
Terry W. Timm 4321 North Ballard Road Appleton, Wisconsin 54919	Chief Administrative Officer
Paul R. Johnston	General Counsel & Secretary
Christopher J. Kopka	President, Thrivent Church Solutions Group

Name and Principal Business Address	Positions and Offices with Depositor
James M. Odland	Vice President and Chief Compliance Officer
Mary S. Nease	Chief Human Resources Officer
Susan Oberman Smith	Chief Actuary
Item 28.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Minnesota
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Deleware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[3]	Private Equity Fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent Education Funding, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc., (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 29.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director
Tom Young	Director and Vice President
Nikki L. Sorum	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Vice President
Jennifer J. Glovacki 4321 North Ballard Road Appleton, WI 54919	Vice President
Peter Bado	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations

Name and Principal Business Address	Position and Offices with Underwriter
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 31.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 32.    Management Services
Not Applicable.
Item 33.    Fee Representation
Depositor represents that, as to the flexible premium variable life contracts that are the subject of this registration statement, File No. 333-76152, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 28th day of April, 2017.
Thrivent Variable Insurance Account A (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt Chief Executive Officer and Director (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Bradford L. Hewitt	Chief Executive Officer and Director (Principal Executive Officer)	April 28, 2017
Bradford L. Hewitt		Date

/s/ Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 28, 2017
Randall L. Boushek		Date
A majority of the Board of Directors:*
N. Cornell Boggs, III	Kenneth A. Carow	Lynn Crump-Caine
Eric J. Draut	Kirk D. Farney	Mark A. Jeske
Frederick G. Kraegel	F. Mark Kuhlmann	Kathryn V. Marinello
Frank H. Moeller	Bonnie E. Raquet	Alice M. Richter
Allan R. Spies	Bradford L. Hewitt
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

/s/ James M. Odland	April 28, 2017
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 26 of Part C for exhibits not listed below.
Exhibit Number	Name of Exhibit
k	Opinion & Consent of Counsel
n	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
r	Power of Attorney for Lynn Crump-Caine